UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

BOND INDEX FUND
S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS *funds*

Fund Performance Overview

Bond Index Fund

Performance as of June 30, 2007

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Index is comprised of U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended June 30, 2007, the Fund returned 0.95%, while the Index returned 0.98%.

Average Annual Total Returns
	One-Year	Five-Year	Ten-Year
Bond Index Fund	6.57%	4.41%	5.90%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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Fund Performance Overview

S&P 500 Stock Fund

Performance as of June 30, 2007

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The component stocks of the Index are weighted according to the total float-adjusted market value of their outstanding shares. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the six months ended June 30, 2007, the Fund returned 6.88%, while the Index returned 6.96%.

Average Annual Total Returns
	One-Year	Five-Year	Ten-Year
S&P 500 Stock Fund	20.38%	10.51%	6.91%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund’s past performance is no guarantee of future results.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Bond Index
Actual	$1,000.00	$1,009.50	0.23%	$1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.23	1.15
S&P 500 Stock
Actual	1,000.00	1,068.60	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Bond Index Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$103,494,735	$280,592,643
Receivables:
Capital shares sold	62,015	597,728

Total Assets	103,556,750	281,190,371

LIABILITIES
Payables:
Capital shares redeemed	627,826	229,526
Distribution to shareholders	43,588	246,021
Administration fees (Note 2)	11,237	33,326
Accrued expenses (Note 2)	14,446	14,474

Total Liabilities	697,097	523,347

NET ASSETS	$102,859,653	$280,667,024

Net assets consist of:
Paid-in capital	$119,275,725	$549,095,795
Undistributed net investment income	214,109	34,557
Accumulated net realized loss	(3,294,819)	(211,294,876)
Net unrealized depreciation	(13,335,362)	(57,168,452)

NET ASSETS	$102,859,653	$280,667,024

Shares outstanding(a)	10,901,777	1,562,973

Net asset value and offering price per share	$9.44	$179.57

(a)	No par value, unlimited number of shares authorized.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Bond Index Fund	S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$2,572,595
Interest	2,715,707	132,479
Expenses(a)	(41,614)	(68,735)

Net investment income allocated from corresponding Master Portfolio	2,674,093	2,636,339

FUND EXPENSES (Note 2)
Administration fees	77,994	206,067
Professional fees	8,627	8,930
Independent trustees’ fees	362	785

Total fund expenses	86,983	215,782
Less expense reductions (Note 2)	(8,989)	(9,715)

Net fund expenses	77,994	206,067

Net investment income	2,596,099	2,430,272

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(128,799)	5,514,666
Net change in unrealized appreciation (depreciation)	(1,437,735)	10,483,351

Net realized and unrealized gain (loss)	(1,566,534)	15,998,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,029,565	$18,428,289

(a)	Net of investment advisory fee reductions in the amounts of $16,048 and $2,864, respectively.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		S&P 500 Stock Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,596,099	$8,640,496	$2,430,272	$5,080,607
Net realized gain (loss)	(128,799)	(905,036)	5,514,666	(40,366,577)
Net change in unrealized appreciation (depreciation)	(1,437,735)	(365,963)	10,483,351	75,291,837

Net increase in net assets resulting from operations	1,029,565	7,369,497	18,428,289	40,005,867

Distributions to shareholders:
From net investment income	(2,751,340)	(8,946,307)	(2,432,341)	(6,413,059)
Return of capital	—	—	—	(24,671)

Total distributions to shareholders	(2,751,340)	(8,946,307)	(2,432,341)	(6,437,730)

Capital share transactions:
Proceeds from shares sold	13,254,420	26,942,543	30,750,930	66,130,169
Net asset value of shares issued in reinvestment of dividends and distributions	2,491,584	8,512,991	1,940,276	5,040,956
Cost of shares redeemed	(14,757,015)	(134,057,398)	(38,427,054)	(143,168,811)

Net increase (decrease) in net assets resulting from capital share transactions	988,989	(98,601,864)	(5,735,848)	(71,997,686)

Increase (decrease) in net assets	(732,786)	(100,178,674)	10,260,100	(38,429,549)

NET ASSETS:
Beginning of period	103,592,439	203,771,113	270,406,924	308,836,473

End of period	$102,859,653	$103,592,439	$280,667,024	$270,406,924

Undistributed net investment income included in net assets at end of period	$214,109	$369,350	$34,557	$36,626

SHARES ISSUED AND REDEEMED:
Shares sold	1,378,293	2,824,745	177,369	422,327
Shares issued in reinvestment of dividends and distributions	260,604	897,154	11,119	31,645
Shares redeemed	(1,535,452)	(14,055,134)	(220,509)	(916,882)

Net increase (decrease) in shares outstanding	103,445	(10,333,235)	(32,021)	(462,910)

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002
Net asset value, beginning of period	$9.59		$9.64	$9.93	$10.02	$10.14	$9.76

Income from investment operations:
Net investment income	0.24		0.46	0.44	0.45	0.52	0.58
Net realized and unrealized gain (loss)	(0.14)		(0.02)	(0.23)	(0.05)	(0.13)	0.36

Total from investment operations	0.10		0.44	0.21	0.40	0.39	0.94

Less distributions from:
Net investment income	(0.25)		(0.49)	(0.50)	(0.49)	(0.51)	(0.56)

Total distributions	(0.25)		(0.49)	(0.50)	(0.49)	(0.51)	(0.56)

Net asset value, end of period	$9.44		$9.59	$9.64	$9.93	$10.02	$10.14

Total return	0.95	%(a)	4.76%	2.12%	4.05%	3.92%	9.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,860		$103,592	$203,771	$217,013	$178,217	$96,281
Ratio of expenses to average net assets(b)	0.23%		0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of expenses to average net assets prior to expense reductions(b)	0.28%		0.26%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(b)	4.99%		4.83%	4.42%	4.34%	4.09%	5.12%
Portfolio turnover rate(c)	36%		57%	76%	148%	67%	118%

(a)	Not annualized.
(b)	Annualized for periods of less than one year. These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002
Net asset value, beginning of period	$169.53		$150.07	$145.95	$134.74	$106.71	$139.28

Income from investment operations:
Net investment income	1.55		3.04	2.66	3.51	1.86	0.48
Net realized and unrealized gain (loss)	10.04		20.11	4.07	10.69	28.06	(32.63)

Total from investment operations	11.59		23.15	6.73	14.20	29.92	(32.15)

Less distributions from:
Net investment income	(1.55)		(3.68)	(2.61)	(2.99)	(1.89)	(0.40)
Net realized gain	—		—	—	—	—	(0.02)
Return of capital	—		(0.01)	—	—	—	—

Total distributions	(1.55)		(3.69)	(2.61)	(2.99)	(1.89)	(0.42)

Net asset value, end of period	$179.57		$169.53	$150.07	$145.95	$134.74	$106.71

Total return	6.88	%(a)	15.60%	4.72%	10.67%	28.37%	(22.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$280,667		$270,407	$308,836	$440,365	$1,394,613	$945,499
Ratio of expenses to average net assets(b)	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expense reductions(b)	0.21%		0.21%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(b)	1.77%		1.78%	1.69%	1.63%	1.59%	1.41%
Portfolio turnover rate(c)	3%		14%	10%	14%	8%	12%

(a)	Not annualized.
(b)	Annualized for periods of less than one year. These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99% and 9.90% for the Bond Index and S&P 500 Stock Funds, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund, if any, are declared and distributed quarterly. For each Fund, distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

The Funds had tax basis net capital loss carryforwards as of December 31, 2006, the tax year-end of the Funds, as follows:

Fund	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Bond Index	$1,845,447	$—	$159,923	$—	$1,501,172	$2,280,081	$5,786,623
S&P 500 Stock	—	72,553,461	—	1,601,227	21,068,837	31,394,394	126,617,919

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets from each Fund. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI credited administration fees of $8,989 and $9,715 for the Bond Index and S&P 500 Stock Funds, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

10

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES – 20.20%

AEROSPACE & DEFENSE – 0.30%
Boeing Co. (The)
6.13%, 02/15/33(a)	$100,000	$102,946
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	99,721
United Technologies Corp.
6.10%, 05/15/12	100,000	102,606
		305,273

AGRICULTURE – 0.10%
Altria Group Inc.
7.00%, 11/04/13	100,000	106,065
		106,065

AUTO MANUFACTURERS – 0.35%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	361,233
		361,233

BANKS – 2.60%
Abbey National PLC
7.95%, 10/26/29	100,000	120,116
Bank of America Corp.
5.49%, 03/15/19	200,000	189,302
HSBC Holdings PLC
5.25%, 12/12/12	300,000	295,295
KfW Bankengruppe
0.00%, 04/18/36	250,000	50,519
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	483,427
NationsBank Corp.
7.75%, 08/15/15	250,000	279,551
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	239,136
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	213,234
Swiss Bank Corp.
7.00%, 10/15/15	150,000	162,556
US Bank N.A.
6.38%, 08/01/11	250,000	257,538
Wachovia Corp.
5.50%, 08/01/35	150,000	134,464
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	264,558
		2,689,696

BEVERAGES – 0.21%
Bottling Group LLC
4.63%, 11/15/12	100,000	95,699
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	122,287
		217,986

Security	Principal	Value

BUILDING MATERIALS – 0.19%
Masco Corp.
5.88%, 07/15/12	$200,000	$198,361
		198,361

CHEMICALS – 0.20%
Dow Chemical Co. (The)
6.00%, 10/01/12(a)	100,000	101,040
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	103,292
		204,332

COMPUTERS – 0.23%
International Business Machines Corp.
4.75%, 11/29/12	250,000	241,651
		241,651

COSMETICS & PERSONAL CARE – 0.35%
Procter & Gamble Co.
6.88%, 09/15/09	350,000	361,252
		361,252

DIVERSIFIED FINANCIAL SERVICES – 3.42%
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	196,123
Citigroup Inc.
5.00%, 09/15/14	177,000	168,373
6.63%, 06/15/32	100,000	104,185
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	247,235
6.50%, 01/15/12	100,000	103,578
General Electric Capital Corp.
6.75%, 03/15/32	250,000	271,242
Goldman Sachs Group Inc. (The)
6.13%, 02/15/33	200,000	190,774
Household Finance Corp.
6.50%, 11/15/08	375,000	380,266
8.00%, 07/15/10	250,000	267,010
John Deere Capital Corp.
7.00%, 03/15/12	150,000	158,594
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	100,000	101,079
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	240,065
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	141,564
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100,000	93,832
Morgan Stanley
4.75%, 04/01/14	450,000	420,228
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	213,087

11

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Residential Capital Corp. 6.50%, 04/17/13	$250,000	$241,645
		3,538,880

ELECTRIC – 1.77%
Alabama Power Co. Series Q 5.50%, 10/15/17	100,000	97,127
Arizona Public Service Co. 6.50%, 03/01/12	100,000	102,402
Cincinnati Gas & Electric Co. 5.70%, 09/15/12	100,000	99,946
Consumers Energy Co. 5.00%, 02/15/12	150,000	145,785
Indiana Michigan Power Co. 6.05%, 03/15/37	100,000	95,579
MidAmerican Energy Holdings Co. 6.13%, 04/01/36	100,000	96,610
Northern States Power Co. 8.00%, 08/28/12	100,000	110,274
Oncor Electric Delivery Co. 6.38%, 05/01/12	150,000	153,063
Ontario Hydro Canada 7.45%, 03/31/13	150,000	165,086
Pacific Gas & Electric Co. 6.05%, 03/01/34	100,000	96,869
Pepco Holdings Inc. 6.45%, 08/15/12	100,000	102,610
Public Service Electric & Gas Co. 5.13%, 09/01/12	100,000	97,760
Southern California Edison Co. 5.00%, 01/15/16	200,000	188,901
Toledo Edison Co. 6.15%, 05/15/37	100,000	93,746
Virginia Electric and Power Co. 4.75%, 03/01/13	200,000	190,213
		1,835,971

ENVIRONMENTAL CONTROL – 0.10%
USA Waste Services Inc. 7.00%, 07/15/28	100,000	101,098
		101,098

FOOD – 1.10%
Archer-Daniels-Midland Co. 8.38%, 04/15/17	150,000	175,679
Kellogg Co. 6.60%, 04/01/11	250,000	258,467
Kraft Foods Inc. 5.63%, 11/01/11	150,000	148,826
Safeway Inc. 7.50%, 09/15/09	285,000	296,299
Unilever Capital Corp. 7.13%, 11/01/10	250,000	262,055
		1,141,326

Security	Principal	Value

FOREST PRODUCTS & PAPER – 0.30%
International Paper Co. 6.75%, 09/01/11	$200,000	$207,280
MeadWestvaco Corp. 6.85%, 04/01/12	100,000	103,105
		310,385

HEALTH CARE - SERVICES – 0.09%
UnitedHealth Group Inc. 3.75%, 02/10/09	100,000	97,380
		97,380

INSURANCE – 0.92%
Allstate Corp. 7.20%, 12/01/09	250,000	259,793
Berkshire Hathaway Finance Corp. 5.10%, 07/15/14	100,000	97,157
Hartford Financial Services Group Inc. 6.10%, 10/01/41	100,000	96,921
ING Capital Funding Trust III 8.44%, 10/31/49	100,000	108,548
MetLife Inc. 5.38%, 12/15/12	200,000	197,573
5.70%, 06/15/35	100,000	92,415
Travelers Property Casualty Corp. 6.38%, 03/15/33	100,000	99,213
		951,620

MANUFACTURING – 0.29%
General Electric Co. 5.00%, 02/01/13	100,000	96,954
Tyco International Group SA 6.38%, 10/15/11	200,000	206,032
		302,986

MEDIA – 1.28%
AOL Time Warner Inc. 6.88%, 05/01/12	350,000	365,145
Clear Channel Communications Inc. 4.25%, 05/15/09	150,000	144,974
Comcast Corp. 6.45%, 03/15/37	100,000	96,372
Cox Communications Inc. 5.50%, 10/01/15	100,000	96,087
News America Inc. 6.20%, 12/15/34	100,000	93,219
TCI Communications Inc. 8.75%, 08/01/15	200,000	231,280
Viacom Inc. 5.63%, 08/15/12	200,000	196,636
6.88%, 04/30/36	100,000	96,612
		1,320,325

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

MINING – 0.46%
Alcan Inc.
4.88%, 09/15/12	$150,000	$143,028
Alcoa Inc.
5.90%, 02/01/27	150,000	139,634
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	95,464
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	100,519
		478,645

MULTI-NATIONAL – 0.85%
European Investment Bank
4.88%, 02/16/16	250,000	241,959
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	637,471
		879,430

OIL & GAS – 1.15%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	109,657
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	96,183
Apache Corp.
6.00%, 01/15/37	100,000	95,356
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	112,284
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	260,984
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	194,426
Marathon Oil Corp.
6.13%, 03/15/12	150,000	152,702
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	163,027
		1,184,619

PHARMACEUTICALS – 0.44%
Eli Lilly & Co.
5.50%, 03/15/27	50,000	46,644
Merck & Co. Inc.
5.95%, 12/01/28	100,000	97,863
Pharmacia Corp.
6.50%, 12/01/18	150,000	158,919
Wyeth
5.50%, 03/15/13	150,000	148,432
		451,858

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Boston Properties LP
6.25%, 01/15/13	200,000	205,087
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	97,907

Security	Principal	Value

REAL ESTATE INVESTMENT TRUSTS (Continued)
Simon Property Group LP
5.63%, 08/15/14	$200,000	$197,538
		500,532

RETAIL – 0.33%
Home Depot Inc.
5.88%, 12/16/36	100,000	89,100
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	117,380
Penney (J.C.) Corp. Inc.
6.38%, 10/15/36	50,000	47,615
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	87,415
		341,510

SAVINGS & LOANS – 0.24%
Washington Mutual Bank
5.65%, 08/15/14	250,000	243,881
		243,881

TELECOMMUNICATIONS – 1.99%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	268,795
BellSouth Corp.
6.88%, 10/15/31	150,000	154,329
Deutsche Telekom International Finance AG
8.25%, 06/15/30	100,000	119,857
Embarq Corp.
7.08%, 06/01/16	100,000	100,560
France Telecom SA
7.75%, 03/01/11	150,000	160,256
Motorola Inc.
7.63%, 11/15/10	16,000	16,864
SBC Communications Inc.
5.10%, 09/15/14	300,000	286,152
Sprint Capital Corp.
6.88%, 11/15/28	100,000	95,186
8.38%, 03/15/12	150,000	163,409
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	142,931
Telefonica Europe BV
8.25%, 09/15/30	50,000	58,113
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	232,802
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	149,702
Vodafone Group PLC
7.88%, 02/15/30	100,000	111,900
		2,060,856

TRANSPORTATION – 0.46%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	262,130

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

TRANSPORTATION (Continued)
Norfolk Southern Corp.
7.70%, 05/15/17	$150,000	$165,206
Union Pacific Corp.
6.15%, 05/01/37	50,000	48,209
		475,545

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,459,768)		20,902,696

ASSET-BACKED SECURITIES – 0.98%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,019,502

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,019,502

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.42%

MORTGAGE-BACKED SECURITIES – 5.42%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	745,865	766,334
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	980,028
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 01/10/17	1,000,000	968,118
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	743,664	771,178
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	472,696
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	207,506
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	462,305
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	976,658
		5,604,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,913,351)		5,604,823

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS – 0.17%

NEW JERSEY – 0.17%
New Jersey State Turnpike Authority
4.25%, 01/01/16	$190,000	$176,706
		176,706

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $181,950)		176,706

FOREIGN GOVERNMENT BONDS & NOTES(b) – 1.26%
British Columbia (Province of)
6.50%, 01/15/26	100,000	109,647
Finland (Republic of)
6.95%, 02/15/26	100,000	114,805
Hydro-Quebec
6.30%, 05/11/11	150,000	154,886
Israel (State of)
4.63%, 06/15/13	100,000	94,616
Italy (Republic of)
6.88%, 09/27/23	200,000	222,769
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	152,212
Quebec (Province of)
6.13%, 01/22/11	150,000	153,803
United Mexican States
8.13%, 12/30/19	250,000	296,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,304,054)		1,298,988

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 70.48%

MORTGAGE-BACKED SECURITIES – 37.95%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	717,378	667,601
4.50%, 04/01/18	1,088,585	1,037,596
4.50%, 11/01/18	838,604	799,324
4.50%, 01/01/19	145,037	138,243
4.50%, 02/01/19	854,176	814,167
5.00%, 10/01/18	1,280,249	1,241,936
5.00%, 02/01/34	695,922	655,740
5.00%, 08/01/35	902,115	847,819
5.50%, 04/01/33	1,786,786	1,731,568
6.00%, 08/01/34	3,840,358	3,818,091
6.00%, 08/01/37(c)	1,000,000	989,688
6.50%, 06/01/31	258,479	263,722
8.00%, 12/01/24	778,547	820,536
Federal National Mortgage Association
4.04%, 10/01/36	3,736,810	3,686,622
5.00%, 01/01/19	3,285,872	3,187,657
5.00%, 11/01/33	5,825,349	5,487,275
5.50%, 07/01/33	4,134,196	4,005,607
5.50%, 12/01/33	845,328	819,032
5.50%, 03/01/34	78,063	75,580

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 10/01/35	$1,611,154	$1,557,876
5.50%, 04/01/36	971,565	939,437
5.88%, 11/01/36(d)	889,529	895,488
6.00%, 06/01/37	1,000,000	989,292
7.00%, 02/01/32	180,197	186,653
Government National Mortgage Association 5.50%, 12/15/32	779,128	757,891
6.00%, 03/15/35	767,631	764,881
6.50%, 09/15/36	957,837	973,478
7.50%, 12/15/23	1,080,041	1,129,989
		39,282,789

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.80%
Federal Home Loan Bank 3.75%, 08/18/09(a)	1,000,000	971,970
5.00%, 09/18/09(a)	2,500,000	2,491,602
Federal Home Loan Mortgage Corp. 4.88%, 08/16/10	750,000	743,014
5.00%, 06/11/09	2,000,000	1,992,692
6.25%, 07/15/32	320,000	346,907
Federal National Mortgage Association 3.38%, 12/15/08	750,000	730,837
4.38%, 09/15/12(a)	500,000	479,157
4.63%, 10/15/13(a)	1,000,000	960,830
5.38%, 11/15/11(a)	500,000	502,518
6.25%, 02/01/11(a)	500,000	516,769
7.25%, 01/15/10	500,000	524,047
Financing Corp. 8.60%, 09/26/19	200,000	254,759
Tennessee Valley Authority 6.25%, 12/15/17	400,000	424,069
7.13%, 05/01/30	200,000	239,204
		11,178,375

U.S. GOVERNMENT SECURITIES – 21.73%
U.S. Treasury Bonds 4.50%, 02/15/36(a)	400,000	362,188
4.75%, 02/15/37(a)	200,000	188,578
6.13%, 11/15/27(a)	600,000	668,719
6.25%, 08/15/23(a)	1,200,000	1,332,469
7.25%, 05/15/16(a)	1,000,000	1,155,703
7.63%, 02/15/25	350,000	445,703
8.00%, 11/15/21	400,000	511,906
8.75%, 05/15/17	500,000	640,625
8.75%, 05/15/20	500,000	665,742
12.50%, 08/15/14	400,000	460,125
U.S. Treasury Notes 3.13%, 04/15/09(a)	1,500,000	1,455,000
3.63%, 07/15/09(a)	2,800,000	2,731,313
4.25%, 11/15/14(a)	1,700,000	1,622,040
4.25%, 08/15/15(a)	1,900,000	1,802,773
4.38%, 08/15/12(a)	500,000	488,711
4.50%, 02/15/09(a)	1,000,000	993,047

Security	Shares or Principal	Value

U.S. GOVERNMENT SECURITIES (Continued)
4.50%, 11/15/10(a)	$500,000	$493,985
4.50%, 02/28/11	250,000	246,602
4.50%, 05/15/17(a)	750,000	719,063
4.63%, 11/30/08	500,000	497,969
4.63%, 10/31/11(a)	750,000	741,269
4.63%, 11/15/16(a)	250,000	242,285
4.75%, 02/15/10(a)	500,000	498,164
4.88%, 01/31/09(a)	1,000,000	998,672
4.88%, 08/15/16(a)	1,000,000	987,734
5.13%, 05/15/16(a)	250,000	251,406
5.75%, 08/15/10	600,000	614,719
6.00%, 08/15/09(a)	300,000	306,492
6.50%, 02/15/10	350,000	363,535
		22,486,537

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $74,090,254)		72,947,701

SHORT-TERM INVESTMENTS – 23.79%

MONEY MARKET FUNDS – 23.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(e)(f)	3,038,105	3,038,105
BGI Cash Premier Fund LLC 5.33%(e)(f)(g)	21,584,230	21,584,230
		24,622,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,622,335)		24,622,335

TOTAL INVESTMENTS IN SECURITIES – 122.30%
(Cost: $128,604,954)		126,572,751

Other Assets, Less Liabilities – (22.30)%		(23,077,791)

NET ASSETS – 100.00%		$103,494,960

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Investments are denominated in U.S. dollars.
(c)	To-be-announced (TBA). See Note 1.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

15

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

COMMON STOCKS – 97.41%

ADVERTISING – 0.17%
Interpublic Group of Companies Inc. (The)(a)(b)	92,872	$1,058,741
Omnicom Group Inc.	69,842	3,696,039
		4,754,780

AEROSPACE & DEFENSE – 2.13%
Boeing Co. (The)	162,180	15,595,229
General Dynamics Corp.	83,051	6,496,249
Goodrich Corp.(b)	25,555	1,522,056
L-3 Communications Holdings Inc.(b)	25,514	2,484,808
Lockheed Martin Corp.	72,809	6,853,511
Northrop Grumman Corp.	70,607	5,498,167
Raytheon Co.	90,883	4,897,685
Rockwell Collins Inc.(b)	34,478	2,435,526
United Technologies Corp.	205,299	14,561,858
		60,345,089

AGRICULTURE – 1.64%
Altria Group Inc.	433,790	30,426,031
Archer-Daniels-Midland Co.	134,340	4,445,311
Monsanto Co.(b)	111,532	7,532,871
Reynolds American Inc.	35,001	2,282,065
UST Inc.(b)	32,833	1,763,460
		46,449,738

AIRLINES – 0.08%
Southwest Airlines Co.(b)	161,682	2,410,679
		2,410,679

APPAREL – 0.44%
Coach Inc.(a)	75,727	3,588,703
Jones Apparel Group Inc.	22,672	640,484
Liz Claiborne Inc.(b)	20,949	781,398
Nike Inc. Class B	77,555	4,520,681
Polo Ralph Lauren Corp.(b)	12,453	1,221,764
VF Corp.(b)	18,226	1,669,137
		12,422,167

AUTO MANUFACTURERS – 0.44%
Ford Motor Co.(b)	385,873	3,634,924
General Motors Corp.(b)	115,579	4,368,886
PACCAR Inc.	50,734	4,415,887
		12,419,697

AUTO PARTS & EQUIPMENT – 0.22%
Goodyear Tire & Rubber Co. (The)(a)	41,316	1,436,144
Johnson Controls Inc.	40,343	4,670,509
		6,106,653

Security	Shares	Value

BANKS – 5.91%
Bank of America Corp.	918,829	$44,921,550
Bank of New York Co. Inc. (The)(b)	156,244	6,474,751
BB&T Corp.	111,163	4,522,111
Comerica Inc.	32,626	1,940,268
Commerce Bancorp Inc.	38,344	1,418,345
Compass Bancshares Inc.	26,479	1,826,521
Fifth Third Bancorp(b)	114,063	4,536,285
First Horizon National Corp.(b)	25,534	995,826
Huntington Bancshares Inc.	75,447	1,715,665
KeyCorp	82,035	2,816,262
M&T Bank Corp.	15,826	1,691,799
Marshall & Ilsley Corp.(b)	52,668	2,508,577
Mellon Financial Corp.(b)	84,830	3,732,520
National City Corp.	121,089	4,034,685
Northern Trust Corp.(b)	38,275	2,458,786
PNC Financial Services Group Inc. (The)	70,844	5,071,014
Regions Financial Corp.	149,042	4,933,290
State Street Corp.(b)	82,001	5,608,868
SunTrust Banks Inc.(b)	73,126	6,269,823
Synovus Financial Corp.	66,690	2,047,383
U.S. Bancorp(b)	362,329	11,938,741
Wachovia Corp.	394,365	20,211,206
Wells Fargo & Co.	685,978	24,125,846
Zions Bancorporation	22,159	1,704,249
		167,504,371

BEVERAGES – 2.02%
Anheuser-Busch Companies Inc.	157,219	8,200,543
Brown-Forman Corp. Class B(b)	16,146	1,179,950
Coca-Cola Co. (The)	417,150	21,821,116
Coca-Cola Enterprises Inc.	56,780	1,362,720
Constellation Brands Inc. Class A(a)(b)	42,569	1,033,575
Molson Coors Brewing Co. Class B	9,317	861,450
Pepsi Bottling Group Inc.	27,577	928,793
PepsiCo Inc.	335,937	21,785,514
		57,173,661

BIOTECHNOLOGY – 0.89%
Amgen Inc.(a)	238,628	13,193,742
Biogen Idec Inc.(a)	59,034	3,158,319
Celgene Corp.(a)(b)	77,697	4,454,369
Genzyme Corp.(a)	53,706	3,458,666
Millipore Corp.(a)	11,260	845,513
		25,110,609

BUILDING MATERIALS – 0.16%
American Standard Companies Inc.	35,538	2,096,031
Masco Corp.(b)	80,794	2,300,205
		4,396,236

CHEMICALS – 1.35%
Air Products and Chemicals Inc.	45,016	3,617,936

16

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

CHEMICALS (Continued)
Ashland Inc.	12,844	$821,374
Dow Chemical Co. (The)(b)	195,888	8,662,167
Du Pont (E.I.) de Nemours and Co.(b)	189,895	9,654,262
Eastman Chemical Co.	16,934	1,089,364
Ecolab Inc.(b)	36,468	1,557,184
Hercules Inc.(a)	22,474	441,614
International Flavors & Fragrances Inc.(b)	15,978	833,093
PPG Industries Inc.	33,738	2,567,799
Praxair Inc.	65,990	4,750,620
Rohm & Haas Co.(b)	28,866	1,578,393
Sherwin-Williams Co. (The)(b)	22,658	1,506,077
Sigma-Aldrich Corp.	26,829	1,144,793
		38,224,676

COAL – 0.15%
CONSOL Energy Inc.(b)	37,143	1,712,664
Peabody Energy Corp.(b)	53,854	2,605,457
		4,318,121

COMMERCIAL SERVICES – 0.68%
Apollo Group Inc. Class A(a)	28,383	1,658,419
Block (H & R) Inc.	65,736	1,536,250
Convergys Corp.(a)	28,199	683,544
Donnelley (R.R.) & Sons Co.	44,218	1,923,925
Equifax Inc.	29,014	1,288,802
McKesson Corp.	60,651	3,617,226
Monster Worldwide Inc.(a)	26,164	1,075,340
Moody’s Corp.	48,021	2,986,906
Robert Half International Inc.	34,709	1,266,878
Western Union Co.	157,703	3,284,953
		19,322,243

COMPUTERS – 4.14%
Affiliated Computer Services Inc. Class A(a)	22,827	1,294,747
Apple Inc.(a)	178,273	21,756,437
Cognizant Technology Solutions Corp.(a)	28,952	2,174,006
Computer Sciences Corp.(a)	35,038	2,072,498
Dell Inc.(a)	467,542	13,348,324
Electronic Data Systems Corp.	105,920	2,937,162
EMC Corp.(a)	441,829	7,997,105
Hewlett-Packard Co.	544,003	24,273,414
International Business Machines Corp.	281,719	29,650,925
Lexmark International Inc. Class A(a)	20,167	994,435
NCR Corp.(a)	36,237	1,903,892
Network Appliance Inc.(a)(b)	76,355	2,229,566
SanDisk Corp.(a)(b)	46,504	2,275,906
Sun Microsystems Inc.(a)	736,902	3,876,105
Unisys Corp.(a)(b)	68,634	627,315
		117,411,837

Security	Shares	Value

COSMETICS & PERSONAL CARE – 1.80%
Avon Products Inc.(b)	90,814	$3,337,414
Colgate-Palmolive Co.	105,166	6,820,015
Estee Lauder Companies Inc. (The) Class A	26,094	1,187,538
Procter & Gamble Co.	649,699	39,755,082
		51,100,049

DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.(b)	34,947	1,733,371
Grainger (W.W.) Inc.	15,209	1,415,197
		3,148,568

DIVERSIFIED FINANCIAL SERVICES – 8.11%
American Express Co.	246,440	15,077,199
Ameriprise Financial Inc.	49,445	3,143,219
Bear Stearns Companies Inc. (The)(b)	24,223	3,391,220
Capital One Financial Corp.	84,790	6,650,928
Chicago Mercantile Exchange Holdings Inc.	7,252	3,875,179
CIT Group Inc.	40,489	2,220,012
Citigroup Inc.	1,020,869	52,360,371
Countrywide Financial Corp.	121,365	4,411,618
E*TRADE Financial Corp.(a)(b)	87,145	1,925,033
Federal Home Loan Mortgage Corp.	138,740	8,421,518
Federal National Mortgage Association	200,327	13,087,363
Federated Investors Inc. Class B	18,457	707,457
Franklin Resources Inc.	34,068	4,512,988
Goldman Sachs Group Inc. (The)	84,967	18,416,597
Janus Capital Group Inc.	42,026	1,170,004
JPMorgan Chase & Co.	708,384	34,321,205
Legg Mason Inc.(b)	26,859	2,642,388
Lehman Brothers Holdings Inc.	109,430	8,154,724
Merrill Lynch & Co. Inc.	180,831	15,113,855
Morgan Stanley	217,185	18,217,478
Rowe (T.) Price Group Inc.(b)	54,352	2,820,325
Schwab (Charles) Corp. (The)(b)	210,858	4,326,806
SLM Corp.	84,111	4,843,111
		229,810,598

ELECTRIC – 3.11%
AES Corp. (The)(a)	135,652	2,968,066
Allegheny Energy Inc.(a)	33,702	1,743,741
Ameren Corp.(b)	42,301	2,073,172
American Electric Power Co. Inc.	81,375	3,665,130
CenterPoint Energy Inc.	64,098	1,115,305
CMS Energy Corp.(b)	44,548	766,226
Consolidated Edison Inc.(b)	54,907	2,477,404
Constellation Energy Group Inc.	37,104	3,234,356
Dominion Resources Inc.	72,318	6,241,767
DTE Energy Co.	36,302	1,750,482
Duke Energy Corp.	258,027	4,721,894
Dynegy Inc. Class A(a)	79,340	748,970
Edison International	66,605	3,737,873

17

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

ELECTRIC (Continued)
Entergy Corp.(b)	42,013	$4,510,096
Exelon Corp.	138,307	10,041,088
FirstEnergy Corp.	65,105	4,214,247
FPL Group Inc.	83,191	4,720,257
Integrys Energy Group Inc.	15,344	778,401
PG&E Corp.	71,785	3,251,860
Pinnacle West Capital Corp.(b)	20,488	816,447
PPL Corp.	78,608	3,678,068
Progress Energy Inc.(b)	52,436	2,390,557
Public Service Enterprise Group Inc.	51,839	4,550,427
Southern Co. (The)(b)	153,983	5,280,077
TECO Energy Inc.(b)	42,072	722,797
TXU Corp.	94,417	6,354,264
Xcel Energy Inc.(b)	83,030	1,699,624
		88,252,596

ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
Emerson Electric Co.	164,103	7,680,020
Molex Inc.(b)	28,459	854,055
		8,534,075

ELECTRONICS – 0.45%
Agilent Technologies Inc.(a)(b)	83,656	3,215,737
Applera Corp. - Applied Biosystems Group	37,353	1,140,761
Jabil Circuit Inc.	37,292	823,034
PerkinElmer Inc.	25,261	658,302
Solectron Corp.(a)	183,556	675,486
Tektronix Inc.	16,709	563,762
Thermo Fisher Scientific Inc.(a)	86,293	4,463,074
Waters Corp.(a)	20,728	1,230,414
		12,770,570

ENGINEERING & CONSTRUCTION – 0.07%
Fluor Corp.(b)	17,971	2,001,430
		2,001,430

ENTERTAINMENT – 0.10%
International Game Technology Inc.(b)	69,343	2,752,917
		2,752,917

ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.(a)	50,926	685,464
Waste Management Inc.	109,393	4,271,797
		4,957,261

FOOD – 1.79%
Campbell Soup Co.	46,437	1,802,220
ConAgra Foods Inc.	104,058	2,794,998
Dean Foods Co.	27,471	875,501
General Mills Inc.	70,993	4,147,411
Heinz (H.J.) Co.	67,308	3,195,111
Hershey Co. (The)(b)	35,322	1,788,000

Security	Shares	Value

FOOD (Continued)
Kellogg Co.	51,243	$2,653,875
Kraft Foods Inc.	335,283	11,818,726
Kroger Co.	146,597	4,123,774
McCormick & Co. Inc. NVS	26,498	1,011,694
Safeway Inc.(b)	90,564	3,081,893
Sara Lee Corp.	152,918	2,660,773
SUPERVALU Inc.	42,632	1,974,714
Sysco Corp.	126,333	4,167,726
Tyson Foods Inc. Class A	50,984	1,174,671
Whole Foods Market Inc.(b)	28,912	1,107,330
Wrigley (William Jr.) Co.(b)	45,021	2,490,112
		50,868,529

FOREST PRODUCTS & PAPER – 0.40%
International Paper Co.(b)	92,943	3,629,424
MeadWestvaco Corp.	37,213	1,314,363
Plum Creek Timber Co. Inc.(b)	36,682	1,528,172
Temple-Inland Inc.	22,099	1,359,751
Weyerhaeuser Co.	42,903	3,386,334
		11,218,044

GAS – 0.22%
KeySpan Corp.	35,776	1,501,876
Nicor Inc.	8,873	380,829
NiSource Inc.(b)	55,293	1,145,118
Sempra Energy	53,555	3,172,063
		6,199,886

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	14,618	1,290,916
Snap-On Inc.	11,671	589,502
Stanley Works (The)	16,393	995,055
		2,875,473

HEALTH CARE - PRODUCTS – 2.90%
Bard (C.R.) Inc.(b)	21,110	1,744,319
Bausch & Lomb Inc.	10,948	760,229
Baxter International Inc.	133,815	7,539,137
Becton, Dickinson and Co.	50,400	3,754,800
Biomet Inc.	49,991	2,285,589
Boston Scientific Corp.(a)(b)	242,549	3,720,702
Johnson & Johnson	597,569	36,822,202
Medtronic Inc.(b)	236,984	12,289,990
Patterson Companies Inc.(a)(b)	28,028	1,044,604
St. Jude Medical Inc.(a)(b)	72,203	2,995,702
Stryker Corp.(b)	61,123	3,856,250
Varian Medical Systems Inc.(a)	26,441	1,124,007
Zimmer Holdings Inc.(a)(b)	48,843	4,146,282
		82,083,813

HEALTH CARE - SERVICES – 1.37%
Aetna Inc.	108,547	5,362,222
Coventry Health Care Inc.(a)(b)	32,504	1,873,856

18

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
Humana Inc.(a)	34,051	$2,074,046
Laboratory Corp. of America Holdings(a)(b)	25,588	2,002,517
Manor Care Inc.	15,138	988,360
Quest Diagnostics Inc.(b)	32,510	1,679,141
Tenet Healthcare Corp.(a)(b)	95,718	623,124
UnitedHealth Group Inc.	276,005	14,114,896
WellPoint Inc.(a)	126,807	10,123,003
		38,841,165

HOME BUILDERS – 0.17%
Centex Corp.(b)	24,290	974,029
Horton (D.R.) Inc.(b)	56,495	1,125,945
KB Home	15,855	624,211
Lennar Corp. Class A(b)	28,266	1,033,405
Pulte Homes Inc.(b)	43,268	971,367
		4,728,957

HOME FURNISHINGS – 0.12%
Harman International Industries Inc.	13,353	1,559,630
Whirlpool Corp.	15,988	1,777,866
		3,337,496

HOUSEHOLD PRODUCTS & WARES – 0.42%
Avery Dennison Corp.(b)	19,357	1,286,853
Clorox Co. (The)(b)	31,134	1,933,421
Fortune Brands Inc.(b)	30,914	2,546,386
Kimberly-Clark Corp.	93,706	6,267,994
		12,034,654

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.(b)	56,544	1,664,090
		1,664,090

INSURANCE – 4.78%
ACE Ltd.	66,526	4,159,206
AFLAC Inc.(b)	101,080	5,195,510
Allstate Corp. (The)	123,203	7,578,217
Ambac Financial Group Inc.(b)	21,649	1,887,576
American International Group Inc.	535,227	37,481,947
Aon Corp.	63,258	2,695,423
Assurant Inc.	20,609	1,214,282
Chubb Corp.	84,132	4,554,906
CIGNA Corp.	62,028	3,239,102
Cincinnati Financial Corp.(b)	35,503	1,540,830
Genworth Financial Inc. Class A(b)	90,296	3,106,182
Hartford Financial Services Group Inc. (The)	65,048	6,407,878
Lincoln National Corp.	57,856	4,104,883
Loews Corp.	93,383	4,760,665
Marsh & McLennan Companies Inc.(b)	113,405	3,501,946
MBIA Inc.(b)	27,513	1,711,859
MetLife Inc.	151,073	9,741,187

Security	Shares	Value

INSURANCE (Continued)
MGIC Investment Corp.	17,102	$972,420
Principal Financial Group Inc.	55,116	3,212,712
Progressive Corp. (The)	155,380	3,718,243
Prudential Financial Inc.	97,612	9,490,815
SAFECO Corp.	22,968	1,429,988
Torchmark Corp.(b)	19,892	1,332,764
Travelers Companies Inc. (The)	139,701	7,474,003
Unum Group	69,954	1,826,499
XL Capital Ltd. Class A(b)	37,854	3,190,714
		135,529,757

INTERNET – 1.74%
Amazon.com Inc.(a)	63,598	4,350,739
eBay Inc.(a)	236,434	7,608,446
Google Inc. Class A(a)	44,957	23,529,595
IAC/InterActiveCorp(a)(b)	45,533	1,575,897
Symantec Corp.(a)	193,059	3,899,792
VeriSign Inc.(a)	50,202	1,592,909
Yahoo! Inc.(a)	250,169	6,787,085
		49,344,463

IRON & STEEL – 0.30%
Allegheny Technologies Inc.(b)	20,796	2,181,084
Nucor Corp.	62,038	3,638,529
United States Steel Corp.	24,753	2,691,889
		8,511,502

LEISURE TIME – 0.29%
Brunswick Corp.(b)	18,920	617,360
Carnival Corp.(b)	90,954	4,435,827
Harley-Davidson Inc.	53,112	3,166,006
		8,219,193

LODGING – 0.47%
Harrah’s Entertainment Inc.	38,002	3,240,051
Hilton Hotels Corp.	78,966	2,642,992
Marriott International Inc. Class A	69,132	2,989,268
Starwood Hotels & Resorts Worldwide Inc.	43,821	2,939,074
Wyndham Worldwide Corp.(a)	40,648	1,473,896
		13,285,281

MACHINERY – 0.79%
Caterpillar Inc.	133,036	10,416,719
Cummins Inc.	21,392	2,165,084
Deere & Co.	47,258	5,705,931
Rockwell Automation Inc.	34,629	2,404,638
Terex Corp.(a)	20,858	1,695,755
		22,388,127

MANUFACTURING – 5.20%
Cooper Industries Ltd.	37,334	2,131,398
Danaher Corp.	48,426	3,656,163

19

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

MANUFACTURING (Continued)
Dover Corp.	41,899	$2,143,134
Eastman Kodak Co.(b)	58,666	1,632,675
Eaton Corp.	30,481	2,834,733
General Electric Co.	2,123,872	81,301,820
Honeywell International Inc.	163,471	9,200,148
Illinois Tool Works Inc.	85,736	4,646,034
Ingersoll-Rand Co. Class A	64,725	3,548,224
ITT Industries Inc.	37,706	2,574,566
Leggett & Platt Inc.	36,156	797,240
Pall Corp.	25,222	1,159,960
Parker Hannlfin Corp.	24,181	2,367,562
Textron Inc.	25,654	2,824,762
3M Co.	147,169	12,772,797
Tyco International Ltd.	408,157	13,791,625
		147,382,841

MEDIA – 3.12%
CBS Corp. Class B	155,508	5,181,527
Clear Channel Communications Inc.	101,547	3,840,508
Comcast Corp. Class A(a)	641,114	18,028,126
DIRECTV Group Inc. (The)(a)	157,516	3,640,195
Dow Jones & Co. Inc.(b)	13,256	761,557
Gannett Co. Inc.	47,969	2,635,897
McGraw-Hill Companies Inc. (The)	72,401	4,929,060
Meredith Corp.	7,699	474,258
New York Times Co. Class A(b)	29,444	747,878
News Corp. Class A	478,746	10,154,203
Scripps (E.W.) Co. Class A	16,842	769,511
Time Warner Inc.	788,645	16,593,091
Tribune Co.	17,371	510,707
Viacom Inc. Class B(a)	142,773	5,943,640
Walt Disney Co. (The)(b)	413,480	14,116,207
		88,326,365

METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.	28,147	3,415,920
		3,415,920

MINING – 0.69%
Alcoa Inc.	178,478	7,233,713
Freeport-McMoRan Copper & Gold Inc.	77,012	6,378,134
Newmont Mining Corp.	92,010	3,593,911
Vulcan Materials Co.(b)	19,406	2,222,763
		19,428,521

OFFICE & BUSINESS EQUIPMENT – 0.20%
Pitney Bowes Inc.(b)	45,076	2,110,458
Xerox Corp.(a)	196,818	3,637,197
		5,747,655

OIL & GAS – 8.43%
Anadarko Petroleum Corp.	94,940	4,935,931
Apache Corp.	67,859	5,536,616

Security	Shares	Value

OIL & GAS (Continued)
Chesapeake Energy Corp.(b)	84,925	$2,938,405
Chevron Corp.	445,651	37,541,640
ConocoPhillips	337,016	26,455,756
Devon Energy Corp.(b)	91,304	7,148,190
ENSCO International Inc.	31,162	1,901,194
EOG Resources Inc.(b)	50,067	3,657,895
Exxon Mobil Corp.	1,165,255	97,741,589
Hess Corp.	55,724	3,285,487
Marathon Oil Corp.	139,484	8,363,461
Murphy Oil Corp.	38,172	2,268,944
Nabors Industries Ltd.(a)(b)	62,218	2,076,837
Noble Corp.	27,589	2,690,479
Occidental Petroleum Corp.	174,639	10,108,105
Rowan Companies Inc.(b)	22,183	909,059
Sunoco Inc.(b)	25,748	2,051,601
Transocean Inc.(a)(b)	59,764	6,333,789
Valero Energy Corp.(b)	112,874	8,336,874
XTO Energy Inc.	78,442	4,714,364
		238,996,216

OIL & GAS SERVICES – 1.57%
Baker Hughes Inc.	66,198	5,569,238
BJ Services Co.(b)	60,173	1,711,320
Halliburton Co.	188,862	6,515,739
National Oilwell Varco Inc.(a)(b)	36,239	3,777,553
Schlumberger Ltd.	242,883	20,630,482
Smith International Inc.(b)	40,916	2,399,314
Weatherford International Ltd.(a)(b)	69,616	3,845,588
		44,449,234

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	20,948	1,113,805
Bemis Co. Inc.	21,485	712,872
Pactiv Corp.(a)	27,728	884,246
Sealed Air Corp.(b)	32,585	1,010,787
		3,721,710

PHARMACEUTICALS – 5.65%
Abbott Laboratories	317,329	16,992,968
Allergan Inc.	63,276	3,647,229
AmerisourceBergen Corp.	40,540	2,005,514
Barr Pharmaceuticals Inc.(a)	21,807	1,095,366
Bristol-Myers Squibb Co.	411,191	12,977,188
Cardinal Health Inc.	81,416	5,751,226
Express Scripts Inc.(a)	55,412	2,771,154
Forest Laboratories Inc.(a)	64,716	2,954,285
Gilead Sciences Inc.(a)	191,838	7,437,559
Hospira Inc.(a)	31,677	1,236,670
King Pharmaceuticals Inc.(a)	49,069	1,003,952
Lilly (Eli) & Co.	202,991	11,343,137
Medco Health Solutions Inc.(a)	59,639	4,651,246
Merck & Co. Inc.	446,764	22,248,847
Mylan Laboratories Inc.(b)	48,862	888,800

20

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

PHARMACEUTICALS (Continued)
Pfizer Inc.	1,454,943	$37,202,892
Schering-Plough Corp.(b)	306,169	9,319,784
Watson Pharmaceuticals Inc.(a)	20,369	662,604
Wyeth	277,054	15,886,276
		160,076,697

PIPELINES – 0.41%
El Paso Corp.(b)	144,037	2,481,758
Questar Corp.	35,056	1,852,710
Spectra Energy Corp.(b)	129,222	3,354,603
Williams Companies Inc. (The)(b)	121,831	3,852,296
		11,541,367

REAL ESTATE – 0.05%
CB Richard Ellis Group Inc. Class A(a)	37,669	1,374,918
		1,374,918

REAL ESTATE INVESTMENT TRUSTS – 1.10%
Apartment Investment & Management Co. Class A	19,785	997,560
Archstone-Smith Trust	45,468	2,687,613
AvalonBay Communities Inc.(b)	16,428	1,952,961
Boston Properties Inc.	24,445	2,496,568
Developers Diversified Realty Corp.	26,037	1,372,410
Equity Residential	59,683	2,723,335
General Growth Properties Inc.	50,596	2,679,058
Host Hotels & Resorts Inc.(b)	106,903	2,471,597
Kimco Realty Corp.(b)	46,754	1,779,925
ProLogis(b)	52,261	2,973,651
Public Storage(b)	25,483	1,957,604
Simon Property Group Inc.(b)	45,932	4,273,513
Vornado Realty Trust(b)	26,599	2,921,634
		31,287,429

RETAIL – 5.46%
Abercrombie & Fitch Co. Class A(b)	18,126	1,322,835
AutoNation Inc.(a)	30,947	694,451
AutoZone Inc.(a)	10,604	1,448,718
Bed Bath & Beyond Inc.(a)(b)	57,966	2,086,196
Best Buy Co. Inc.	82,444	3,847,662
Big Lots Inc.(a)(b)	22,438	660,126
Circuit City Stores Inc.(b)	28,318	427,035
Costco Wholesale Corp.	94,173	5,511,004
CVS Caremark Corp.(b)	317,597	11,576,411
Darden Restaurants Inc.(b)	30,097	1,323,967
Dillard’s Inc. Class A(b)	12,144	436,334
Dollar General Corp.	63,536	1,392,709
Family Dollar Stores Inc.	30,816	1,057,605
Gap Inc. (The)(b)	108,320	2,068,912
Home Depot Inc.	411,456	16,190,794
Kohl’s Corp.(a)(b)	66,845	4,748,000
Limited Brands Inc.(b)	69,970	1,920,676
Lowe’s Companies Inc.	312,221	9,582,062

Security	Shares	Value

RETAIL (Continued)
Macy’s Inc.(b)	94,483	$3,758,534
McDonald’s Corp.	249,266	12,652,742
Nordstrom Inc.(b)	46,828	2,393,847
Office Depot Inc.(a)	56,980	1,726,494
OfficeMax Inc.	15,379	604,395
Penney (J.C.) Co. Inc.(b)	45,974	3,327,598
RadioShack Corp.	27,254	903,198
Sears Holdings Corp.(a)(b)	17,014	2,883,873
Staples Inc.	147,665	3,504,091
Starbucks Corp.(a)	154,558	4,055,602
Target Corp.	175,667	11,172,421
Tiffany & Co.(b)	27,920	1,481,435
TJX Companies Inc.(b)	92,938	2,555,795
Walgreen Co.	205,786	8,959,922
Wal-Mart Stores Inc.	503,538	24,225,213
Wendy’s International Inc.	21,496	789,978
Yum! Brands Inc.	108,944	3,564,648
		154,855,283

SAVINGS & LOANS – 0.38%
Hudson City Bancorp Inc.(b)	104,226	1,273,642
Sovereign Bancorp Inc.(b)	73,334	1,550,281
Washington Mutual Inc.(b)	186,914	7,970,013
		10,793,936

SEMICONDUCTORS – 2.64%
Advanced Micro Devices Inc.(a)	112,353	1,606,648
Altera Corp.(b)	73,462	1,625,714
Analog Devices Inc.	70,980	2,671,687
Applied Materials Inc.	283,914	5,641,371
Broadcom Corp. Class A(a)(b)	95,840	2,803,320
Intel Corp.	1,198,080	28,466,381
KLA-Tencor Corp.(b)	40,629	2,232,564
Linear Technology Corp.	52,188	1,888,162
LSI Corp.(a)	158,238	1,188,367
Maxim Integrated Products Inc.(b)	65,455	2,186,852
MEMC Electronic Materials Inc.(a)	46,070	2,815,798
Micron Technology Inc.(a)(b)	154,267	1,932,966
National Semiconductor Corp.	59,855	1,692,101
Novellus Systems Inc.(a)(b)	25,459	722,272
NVIDIA Corp.(a)	73,734	3,045,952
QLogic Corp.(a)	31,492	524,342
Teradyne Inc.(a)	39,725	698,365
Texas Instruments Inc.(b)	300,020	11,289,753
Xilinx Inc.	66,604	1,782,989
		74,815,604

SOFTWARE – 3.67%
Adobe Systems Inc.(a)(b)	120,413	4,834,582
Autodesk Inc.(a)	47,291	2,226,460
Automatic Data Processing Inc.	113,346	5,493,881
BMC Software Inc.(a)(b)	41,919	1,270,146
CA Inc.	83,826	2,165,226

21

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

SOFTWARE (Continued)
Citrix Systems Inc.(a)	36,633	$1,233,433
Compuware Corp.(a)	50,433	598,135
Electronic Arts Inc.(a)(b)	63,021	2,982,154
Fidelity National Information Services Inc.(b)	33,273	1,806,058
First Data Corp.	156,488	5,112,463
Fiserv Inc.(a)	35,501	2,016,457
IMS Health Inc.(b)	40,862	1,312,896
Intuit Inc.(a)(b)	71,188	2,141,335
Microsoft Corp.	1,743,529	51,381,800
Novell Inc.(a)	67,649	526,986
Oracle Corp.(a)	818,310	16,128,890
Paychex Inc.(b)	69,300	2,711,016
		103,941,918

TELECOMMUNICATIONS – 6.24%
Alltel Corp.	73,405	4,958,508
AT&T Inc.	1,277,012	52,995,998
Avaya Inc.(a)	92,122	1,551,334
CenturyTel Inc.	23,396	1,147,574
Ciena Corp.(a)(b)	17,352	626,928
Cisco Systems Inc.(a)	1,252,336	34,877,558
Citizens Communications Co.(b)	67,725	1,034,161
Corning Inc.(a)(b)	323,114	8,255,563
Embarq Corp.	30,493	1,932,341
JDS Uniphase Corp.(a)(b)	43,199	580,163
Juniper Networks Inc.(a)(b)	116,791	2,939,629
Motorola Inc.	485,793	8,598,536
QUALCOMM Inc.	343,210	14,891,882
Qwest Communications International Inc.(a)(b)	328,410	3,185,577
Sprint Nextel Corp.	595,638	12,335,663
Tellabs Inc.(a)	89,351	961,417
Verizon Communications Inc.	598,645	24,646,215
Windstream Corp.	97,365	1,437,107
		176,956,154

TEXTILES – 0.04%
Cintas Corp.	27,820	1,096,943
		1,096,943

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	33,232	1,043,817
Mattel Inc.	79,486	2,010,201
		3,054,018

TRANSPORTATION – 1.64%
Burlington Northern Santa Fe Corp.	73,439	6,252,596
C.H. Robinson Worldwide Inc.	34,894	1,832,633
CSX Corp.	89,239	4,022,894
FedEx Corp.	63,159	7,008,754
Norfolk Southern Corp.	81,109	4,263,900
Ryder System Inc.	12,552	675,298

Security	Shares or Principal	Value

TRANSPORTATION (Continued)
Union Pacific Corp.	55,535	$6,394,855
United Parcel Service Inc. Class B	219,606	16,031,238
		46,482,168

TOTAL COMMON STOCKS
(Cost: $2,232,475,624)		2,760,573,948

SHORT-TERM INVESTMENTS – 11.44%

MONEY MARKET FUNDS – 11.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(c)(d)	69,565,294	69,565,294
BGI Cash Premier Fund LLC 5.33%(c)(d)(e)	251,446,245	251,446,245
		321,011,539

U.S. TREASURY OBLIGATIONS – 0.11%
U.S. Treasury Bill 4.70%, 09/27/07(f)(g)	$3,150,000	3,114,374
		3,114,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,126,366)		324,125,913

TOTAL INVESTMENTS IN SECURITIES – 108.85%
(Cost: $2,556,601,990)		3,084,699,861

Other Assets, Less Liabilities – (8.85)%		(250,885,230)

NET ASSETS – 100.00%		$2,833,814,631

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/21/07)	959	$72,663,430	$(1,598,473)

			$(1,598,473)

The accompanying notes are an integral part of these financial statements.

22

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$44,887,612	43.37%
U.S. Government and Agency	33,664,912	32.52
Financial	7,924,609	7.66
Communications	3,381,181	3.27
Consumer Non-Cyclical	2,375,867	2.30
Utilities	1,835,971	1.77
Industrial	1,383,263	1.34
Foreign Government	1,298,988	1.26
Energy	1,184,619	1.14
Asset-Backed Securities	1,019,502	0.99
Basic Materials	993,362	0.96
Multi-National	879,430	0.85
Consumer Cyclical	702,743	0.68
Technology	241,651	0.23
Municipal Debt Obligations	176,706	0.17
Short-Term and Other Net Assets	1,544,544	1.49

TOTAL	$103,494,960	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Financial	$576,301,009	20.34%
Consumer Non-Cyclical	543,061,158	19.16
Communications	319,381,762	11.27
Industrial	319,270,900	11.27
Technology	301,917,014	10.65
Energy	299,304,938	10.56
Consumer Cyclical	229,501,942	8.10
Utilities	94,452,482	3.33
Basic Materials	77,382,743	2.73
Futures Contracts	(1,598,473)	(0.05)
Short-Term and Other Net Assets	74,839,156	2.64

TOTAL	$2,833,814,631	100.00%

These tables are not part of the financial statements.

23

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$103,982,619	$2,235,590,451
Affiliated issuers (Note 2)	24,622,335	321,011,539

Total cost of investments	$128,604,954	$2,556,601,990

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$101,950,416	$2,763,688,322
Affiliated issuers (Note 2)	24,622,335	321,011,539

Total value of investments	126,572,751	3,084,699,861
Receivables:
Investment securities sold	2,962,513	1,708,139
Dividends and interest	1,046,706	3,282,404

Total Assets	130,581,970	3,089,690,404

LIABILITIES
Payables:
Investment securities purchased	5,471,626	4,205,429
Due to broker – variation margin	—	82,191
Collateral for securities on loan (Note 4)	21,584,230	251,446,245
Investment advisory fees (Note 2)	4,140	111,922
Accrued expenses (Note 2)	27,014	29,986

Total Liabilities	27,087,010	255,875,773

NET ASSETS	$103,494,960	$2,833,814,631

(a)	Securities on loan with market values of $21,208,068 and $245,589,378, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$26,224,105
Interest from unaffiliated issuers	2,627,812	56,079
Interest from affiliated issuers (Note 2)	74,344	1,149,015
Securities lending income from unaffiliated issuers	8,353	97,865
Securities lending income from affiliated issuers (Note 2)	5,206	45,283

Total investment income	2,715,715	27,572,347

EXPENSES (Note 2)
Investment advisory fees	41,614	699,964
Professional fees	15,686	21,785
Independent trustees’ fees	362	7,374

Total expenses	57,662	729,123
Less expense reductions (Note 2)	(16,048)	(29,159)

Net expenses	41,614	699,964

Net investment income	2,674,101	26,872,383

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(128,802)	(1,386,808)
Net realized gain from in-kind redemptions	—	53,910,341
Net realized gain on futures contracts	—	2,558,725
Net change in unrealized appreciation (depreciation) of investments	(1,437,738)	111,661,626
Net change in unrealized appreciation (depreciation) of futures contracts	—	(1,560,695)

Net realized and unrealized gain (loss)	(1,566,540)	165,183,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,107,561	$192,055,572

The accompanying notes are an integral part of these financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,674,101	$8,908,965	$26,872,383	$48,133,776
Net realized gain (loss)	(128,802)	(905,036)	55,082,258	(46,155,589)
Net change in unrealized appreciation (depreciation)	(1,437,738)	(365,963)	110,100,931	364,703,698

Net increase in net assets resulting from operations	1,107,561	7,637,966	192,055,572	366,681,885

Interestholder transactions:
Contributions	13,241,095	27,189,870	405,486,231	725,880,991
Withdrawals	(14,549,385)	(134,776,793)	(491,176,502)	(773,639,196)

Net decrease in net assets resulting from interestholder transactions	(1,308,290)	(107,586,923)	(85,690,271)	(47,758,205)

Increase (decrease) in net assets	(200,729)	(99,948,957)	106,365,301	318,923,680

NET ASSETS:
Beginning of period	103,695,689	203,644,646	2,727,449,330	2,408,525,650

End of period	$103,494,960	$103,695,689	$2,833,814,631	$2,727,449,330

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$129,319,483	$380,674	$(3,127,406)	$(2,746,732)
S&P 500 Index	2,604,285,144	663,493,538	(183,078,821)	480,414,717
FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2007, the S&P 500 Index Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,150,000 for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $16,048 and $29,159, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2007, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$13,559
S&P 500 Index	143,148

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2007, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2007 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$35,285,934	$32,864,406	$4,807,265	$4,387,075
S&P 500 Index	—	—	74,649,818	24,668,028

For the six months ended June 30, 2007, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2007 are disclosed in the Master Portfolio’s Statement of Operations.

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended June 30, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully

29

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less than from the date of acquisition.

The market value of the securities on loan as of June 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions(a)	0.11%		0.10%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	5.14%		4.97%	4.56%	4.17%	4.24%	5.27%
Portfolio turnover rate(b)	36%		57%	76%	148%	67%	118%
Total return	1.03	%(c)	4.91%	2.27%	4.20%	4.07%	10.05%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.92%		1.93%	1.84%	1.91%	1.74%	1.57%
Portfolio turnover rate(b)	3%		14%	10%	14%	8%	12%
Total return	6.96	%(c)	15.75%	4.87%	10.82%	28.52%	(22.05)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

30

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Bond Index Master Portfolio and S&P 500 Index Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions (for the S&P 500 Index Master Portfolio), managing risk and diversification (for the Bond Index Master Portfolio), employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, and (ii) the Master Portfolios’ published performance benchmarks, the S&P 500 Index or the Lehman Brothers U.S. Aggregate Index, as applicable. The Board noted that the S&P 500 Index Master Portfolio, net expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2006, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that the Bond Index Master Portfolio outperformed its published benchmark in 2006 and on an annualized basis over three years, and was in line with its benchmark on an annualized basis over five years. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year periods (or since inception) ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in

31

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolios outperformed the median performance of the funds in their respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the S&P 500 Index Master Portfolio was generally lower than, and the advisory fee for the Bond Index Master Portfolio was generally in line with, the advisory fee rates of the funds in their respective Lipper Expense Groups, but the overall expenses for both the Master Portfolios were generally lower than the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the

32

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was lower than the investment advisory fee rates for other funds registered under the 1940 Act, higher than the investment management fee rates for separate accounts and within the ranges of the investment management fee rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rates for certain of the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

33

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-COM0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

BARCLAYS GLOBAL INVESTORS *funds*

Fund Performance Overview

LifePath® Portfolios

Performance as of June 30, 2007

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation. The LifePath Portfolios are currently invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors (“BGFA”) is the investment adviser. Each LifePath Portfolio generally invested in the same underlying funds but in differing proportions, depending upon the acceptable risk level of the LifePath Portfolio.

Average Annual Total Returns
	Six-Month	One-Year	Five-Year	Ten-Year
Class I Shares
LifePath Retirement Portfolio	2.74%	10.10%	6.56%	5.96%
LifePath 2010 Portfolio	3.12%	11.20%	7.36%	6.24%
LifePath 2020 Portfolio	4.12%	13.88%	9.20%	6.68%
LifePath 2030 Portfolio	4.81%	15.88%	10.46%	7.05%
LifePath 2040 Portfolio	5.42%	17.63%	11.48%	7.05%

	Six-Month	One-Year	Since Inception(1)
Class R Shares
LifePath Retirement Portfolio	2.62%	9.82%	8.94%
LifePath 2010 Portfolio	2.98%	10.95%	5.47%
LifePath 2020 Portfolio	3.99%	13.62%	6.61%
LifePath 2030 Portfolio	4.71%	15.61%	14.41%
LifePath 2040 Portfolio	5.28%	17.32%	16.11%

(1) Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 5.09%, 4.67%, 4.99%, 5.30% and 5.60%, respectively.

Average Annual Total Returns represent each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table above does not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed. Each LifePath Portfolio’s past performance is no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that directly invests in funds and other master portfolios. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. BGFA advises the Master Portfolios.

1

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,027.40	0.78%	$3.92
Hypothetical (5% return before expenses)	1,000.00	1,020.90	0.78	3.91
Class R Shares
Actual	1,000.00	1,026.20	1.03	5.17
Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.03	5.16
LifePath 2010
Class I Shares
Actual	1,000.00	1,031.20	0.77	3.88
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77	3.86
Class R Shares
Actual	1,000.00	1,029.80	1.02	5.13
Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.02	5.11
LifePath 2020
Class I Shares
Actual	1,000.00	1,041.20	0.75	3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75	3.76
Class R Shares
Actual	1,000.00	1,039.90	1.00	5.06
Hypothetical (5% return before expenses)	1,000.00	1,019.80	1.00	5.01

2

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited) (Continued)

Portfolio	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
LifePath 2030
Class I Shares
Actual	$1,000.00	$1,048.10	0.74%	$3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.74	3.71
Class R Shares
Actual	1,000.00	1,047.10	0.99	5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.90	0.99	4.96
LifePath 2040
Class I Shares
Actual	1,000.00	1,054.20	0.73	3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.73	3.66
Class R Shares
Actual	1,000.00	1,052.80	0.98	4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.90	0.98	4.91

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Portfolio’s expense reductions during the period.
(b)

Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$129,792,991	$469,340,018	$876,393,148	$623,033,560	$447,064,475
Receivables:
Capital shares sold	1,133,971	1,817,248	14,148,620	3,366,147	1,863,688

Total Assets	130,926,962	471,157,266	890,541,768	626,399,707	448,928,163

LIABILITIES
Payables:
Capital shares redeemed	789,269	581,829	12,899,590	1,982,649	1,268,881
Distribution to shareholders	76,935	142,348	111,932	78,328	39,225
Administration fees (Note 2)	51,408	190,826	357,670	254,405	182,516
Distribution fees – Class R Shares (Note 2)	12,476	44,312	97,869	68,107	55,218
Accrued expenses (Note 2)	14,303	14,609	15,048	14,553	14,432

Total Liabilities	944,391	973,924	13,482,109	2,398,042	1,560,272

NET ASSETS	$129,982,571	$470,183,342	$877,059,659	$624,001,665	$447,367,891

Net assets consist of:
Paid-in capital	$119,375,529	$417,514,587	$716,486,296	$523,509,060	$352,620,146
Distributions in excess of net investment income	(649,000)	(1,595,717)	(1,926,844)	(724,021)	(280,719)
Undistributed net realized gain	3,596,854	13,817,050	31,151,496	23,763,863	10,146,849
Net unrealized appreciation	7,659,188	40,447,422	131,348,711	77,452,763	84,881,615

NET ASSETS	$129,982,571	$470,183,342	$877,059,659	$624,001,665	$447,367,891

Class I Shares
Net Assets	$108,599,738	$395,628,001	$725,031,377	$508,855,036	$354,854,885

Shares outstanding(a)	9,251,153	28,755,649	40,238,475	28,941,872	16,198,660

Net asset value and offering price per share	$11.74	$13.76	$18.02	$17.58	$21.91

Class R Shares
Net Assets	$21,382,833	$74,555,341	$152,028,282	$115,146,629	$92,513,006

Shares outstanding(a)	1,944,327	5,506,118	8,800,688	6,660,554	4,400,397

Net asset value and offering price per share	$11.00	$13.54	$17.27	$17.29	$21.02

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$483,687	$1,904,785	$4,301,353	$3,358,267	$2,617,355
Interest	1,781,460	5,682,144	7,035,116	3,007,764	1,138,891
Expenses(a)	(164,526)	(581,845)	(1,018,907)	(668,173)	(462,985)

Net investment income allocated from corresponding Master Portfolio	2,100,621	7,005,084	10,317,562	5,697,858	3,293,261

FUND EXPENSES (Note 2)
Administration fees	298,332	1,080,938	2,026,546	1,400,878	1,010,584
Distribution fees – Class R Shares	23,975	80,769	180,809	124,406	101,375
Professional fees	8,568	9,231	10,016	9,353	9,111
Independent trustees’ fees	362	1,088	2,115	1,391	968

Total fund expenses	331,237	1,172,026	2,219,486	1,536,028	1,122,038
Less expense reductions (Note 2)	(8,930)	(10,319)	(12,131)	(10,744)	(10,079)

Net fund expenses	322,307	1,161,707	2,207,355	1,525,284	1,111,959

Net investment income	1,778,314	5,843,377	8,110,207	4,172,574	2,181,302

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	786,694	3,706,690	11,606,602	10,402,675	9,339,220
Net change in unrealized appreciation (depreciation)	516,094	3,160,562	11,998,974	10,993,751	9,144,997

Net realized and unrealized gain	1,302,788	6,867,252	23,605,576	21,396,426	18,484,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,081,102	$12,710,629	$31,715,783	$25,569,000	$20,665,519

(a)	Net of investment advisory fee reductions in the amounts of $199,808, $712,826, $1,336,705, $928,934 and $675,393, respectively.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,778,314	$3,710,784	$5,843,377	$12,021,391
Net realized gain	786,694	2,975,214	3,706,690	12,344,309
Net change in unrealized appreciation (depreciation)	516,094	3,132,746	3,160,562	16,543,641

Net increase in net assets resulting from operations	3,081,102	9,818,744	12,710,629	40,909,341

Distributions to shareholders:
From net investment income:
Class I Shares	(1,489,230)	(3,439,671)	(5,019,752)	(11,091,041)
Class R Shares	(289,558)	(372,312)	(854,058)	(1,262,642)

	(1,778,788)	(3,811,983)	(5,873,810)	(12,353,683)

From net realized gain:
Class I Shares	—	(1,737,659)	—	(7,300,723)
Class R Shares	—	(241,173)	—	(1,067,349)

	—	(1,978,832)	—	(8,368,072)

Total distributions to shareholders	(1,778,788)	(5,790,815)	(5,873,810)	(20,721,755)

Capital share transactions (Note 3):
Class I Shares	15,948,444	(11,573,479)	56,374,326	(35,440,542)
Class R Shares	7,753,957	3,607,466	21,125,721	19,568,034

Net increase (decrease) in net assets resulting from capital share transactions	23,702,401	(7,966,013)	77,500,047	(15,872,508)

Increase (decrease) in net assets	25,004,715	(3,938,084)	84,336,866	4,315,078

NET ASSETS:
Beginning of period	104,977,856	108,915,940	385,846,476	381,531,398

End of period	$129,982,571	$104,977,856	$470,183,342	$385,846,476

Distributions in excess of net investment income included in net assets at end of period	$(649,000)	$(648,526)	$(1,595,717)	$(1,565,284)

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,110,207	$17,015,582	$4,172,574	$8,904,681
Net realized gain	11,606,602	26,652,459	10,402,675	19,068,169
Net change in unrealized appreciation (depreciation)	11,998,974	47,073,820	10,993,751	39,225,770

Net increase in net assets resulting from operations	31,715,783	90,741,861	25,569,000	67,198,620

Distributions to shareholders:
From net investment income:
Class I Shares	(6,822,454)	(15,376,250)	(3,614,497)	(8,855,429)
Class R Shares	(1,434,368)	(2,213,881)	(706,234)	(1,249,596)

	(8,256,822)	(17,590,131)	(4,320,731)	(10,105,025)

From net realized gain:
Class I Shares	—	—	—	(10,552,671)
Class R Shares	—	—	—	(1,927,068)

	—	—	—	(12,479,739)

Total distributions to shareholders	(8,256,822)	(17,590,131)	(4,320,731)	(22,584,764)

Capital share transactions (Note 3):
Class I Shares	106,867,334	(44,684,452)	82,706,156	15,974,439
Class R Shares	29,736,223	52,507,854	33,594,119	33,930,857

Net increase in net assets resulting from capital share transactions	136,603,557	7,823,402	116,300,275	49,905,296

Increase in net assets	160,062,518	80,975,132	137,548,544	94,519,152

NET ASSETS:
Beginning of period	716,997,141	636,022,009	486,453,121	391,933,969

End of period	$877,059,659	$716,997,141	$624,001,665	$486,453,121

Distributions in excess of net investment income included in net assets at end of period	$(1,926,844)	$(1,780,229)	$(724,021)	$(575,864)

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,181,302	$4,835,557
Net realized gain	9,339,220	13,500,393
Net change in unrealized appreciation (depreciation)	9,144,997	30,955,563

Net increase in net assets resulting from operations	20,665,519	49,291,513

Distributions to shareholders:
From net investment income:
Class I Shares	(1,905,591)	(4,629,940)
Class R Shares	(411,582)	(877,216)

Total distributions to shareholders	(2,317,173)	(5,507,156)

Capital share transactions (Note 3):
Class I Shares	61,434,921	20,394,746
Class R Shares	23,665,090	23,671,011

Net increase in net assets resulting from capital share transactions	85,100,011	44,065,757

Increase in net assets	103,448,357	87,850,114

NET ASSETS:
Beginning of period	343,919,534	256,069,420

End of period	$447,367,891	$343,919,534

Distributions in excess of net investment income included in net assets at end of period	$(280,719)	$(144,848)

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class I Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$11.59		$11.22	$11.18	$11.03	$10.03		$10.59		$10.77

Income from investment operations:
Net investment income	0.18		0.39	0.30	0.20	0.19		0.21		0.34
Net realized and unrealized gain (loss)	0.14		0.58	0.17	0.49	1.00		(0.40)		(0.10)

Total from investment operations	0.32		0.97	0.47	0.69	1.19		(0.19)		0.24

Less distributions from:
Net investment income	(0.17)		(0.39)	(0.33)	(0.24)	(0.19)		(0.28)		(0.35)
Net realized gain	—		(0.21)	(0.10)	(0.30)	(0.00	)(b)	(0.09)		(0.07)

Total distributions	(0.17)		(0.60)	(0.43)	(0.54)	(0.19)		(0.37)		(0.42)

Net asset value, end of period	$11.74		$11.59	$11.22	$11.18	$11.03		$10.03		$10.59

Total return	2.74	%(c)	8.80%	4.32%	6.35%	11.95%		(1.78	)%(c)	2.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,600		$91,518	$99,349	$90,871	$60,944		$40,509		$36,936
Ratio of expenses to average net assets(d)	0.78%		0.78%	0.81%	0.82%	0.85%		0.85%		0.89%
Ratio of expenses to average net assets prior to expense reductions(d)	1.13%		1.13%	1.15%	1.10%	n/a		n/a		n/a
Ratio of net investment income to average net assets(d)	3.04%		3.28%	2.72%	1.92%	1.81%		2.47%		3.19%
Portfolio turnover rate(e)	1%		10%	11%	138%	29%		56%		116%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class R Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 11, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$10.87		$10.56	$10.55	$10.44	$9.05

Income from investment operations:
Net investment income	0.17		0.35	0.28	0.18	0.17
Net realized and unrealized gain	0.11		0.53	0.14	0.45	1.39

Total from investment operations	0.28		0.88	0.42	0.63	1.56

Less distributions from:
Net investment income	(0.15)		(0.36)	(0.31)	(0.22)	(0.17)
Net realized gain	—		(0.21)	(0.10)	(0.30)	(0.00	)(b)

Total distributions	(0.15)		(0.57)	(0.41)	(0.52)	(0.17)

Net asset value, end of period	$11.00		$10.87	$10.56	$10.55	$10.44

Total return	2.62	%(c)	8.52%	4.05%	6.07%	16.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,383		$13,460	$9,567	$6,064	$2,807
Ratio of expenses to average net assets(d)	1.03%		1.03%	1.06%	1.07%	1.10%
Ratio of expenses to average net assets prior to expense reductions(d)	1.38%		1.38%	1.40%	1.35%	n/a
Ratio of net investment income to average net assets(d)	2.65%		3.18%	2.51%	1.69%	1.52%
Portfolio turnover rate(e)	1%		10%	11%	138%	29	%(f)

(a)

Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.

(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

10

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class I Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$13.52		$12.92	$12.74	$12.30	$10.82	$11.85		$12.46

Income from investment operations:
Net investment income	0.19		0.41	0.31	0.20	0.18	0.19		0.31
Net realized and unrealized gain (loss)	0.23		0.90	0.34	0.69	1.49	(1.00)		(0.46)

Total from investment operations	0.42		1.31	0.65	0.89	1.67	(0.81)		(0.15)

Less distributions from:
Net investment income	(0.18)		(0.42)	(0.34)	(0.24)	(0.19)	(0.20)		(0.33)
Net realized gain	—		(0.29)	(0.13)	(0.21)	—	(0.02)		(0.13)

Total distributions	(0.18)		(0.71)	(0.47)	(0.45)	(0.19)	(0.22)		(0.46)

Net asset value, end of period	$13.76		$13.52	$12.92	$12.74	$12.30	$10.82		$11.85

Total return	3.12	%(b)	10.15%	5.20%	7.38%	15.66%	(6.85	)%(b)	(1.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$395,628		$333,298	$350,226	$296,439	$172,075	$121,627		$108,601
Ratio of expenses to average net assets(c)	0.77%		0.77%	0.80%	0.81%	0.85%	0.86%		0.89%
Ratio of expenses to average net assets prior to expense reductions(c)	1.10%		1.11%	1.14%	1.09%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	2.76%		2.96%	2.45%	1.78%	1.64%	1.98%		2.59%
Portfolio turnover rate(d)	1%		12%	12%	130%	23%	72%		86%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

11

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class R Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002(a) to Dec. 31, 2002
Net asset value, beginning of period	$13.31		$12.74	$12.57	$12.13	$10.67	$11.98

Income from investment operations:
Net investment income	0.17		0.38	0.29	0.18	0.16	0.13
Net realized and unrealized gain (loss)	0.23		0.86	0.32	0.68	1.47	(1.30)

Total from investment operations	0.40		1.24	0.61	0.86	1.63	(1.17)

Less distributions from:
Net investment income	(0.17)		(0.38)	(0.31)	(0.21)	(0.17)	(0.12)
Net realized gain	—		(0.29)	(0.13)	(0.21)	—	(0.02)

Total distributions	(0.17)		(0.67)	(0.44)	(0.42)	(0.17)	(0.14)

Net asset value, end of period	$13.54		$13.31	$12.74	$12.57	$12.13	$10.67

Total return	2.98	%(b)	9.89%	4.94%	7.23%	15.45%	(9.72	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,555		$52,548	$31,306	$16,957	$10,258	$28
Ratio of expenses to average net assets(c)	1.02%		1.02%	1.05%	1.06%	1.10%	1.58%
Ratio of expenses to average net assets prior to expense reductions(c)	1.35%		1.36%	1.39%	1.34%	n/a	n/a
Ratio of net investment income to average net assets(c)	2.39%		2.87%	2.23%	1.56%	1.21%	1.84%
Portfolio turnover rate(d)	1%		12%	12%	130%	23%	72	%(e)

(a)

Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

12

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class I Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$17.48		$15.85	$15.19	$14.13	$11.89	$13.52		$14.55

Income from investment operations:
Net investment income	0.18		0.40	0.30	0.21	0.19	0.17		0.23
Net realized and unrealized gain (loss)	0.54		1.64	0.68	1.09	2.24	(1.59)		(1.02)

Total from investment operations	0.72		2.04	0.98	1.30	2.43	(1.42)		(0.79)

Less distributions from:
Net investment income	(0.18)		(0.41)	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)
Net realized gain	—		—	—	—	—	—		(0.00	)(b)

Total distributions	(0.18)		(0.41)	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)

Net asset value, end of period	$18.02		$17.48	$15.85	$15.19	$14.13	$11.89		$13.52

Total return	4.12	%(c)	13.01%	6.54%	9.27%	20.61%	(10.58	)%(c)	(5.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$725,031		$598,633	$578,497	$446,486	$386,387	$270,696		$319,935
Ratio of expenses to average net assets(d)	0.75%		0.75%	0.78%	0.79%	0.85%	0.83%		0.89%
Ratio of expenses to average net assets prior to expense reductions(d)	1.08%		1.08%	1.12%	1.07%	n/a	n/a		n/a
Ratio of net investment income to average net assets(d)	2.06%		2.37%	2.01%	1.49%	1.54%	1.59%		1.74%
Portfolio turnover rate(e)	1%		16%	17%	140%	23%	67%		86%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

13

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class R Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002(a) to Dec. 31, 2002
Net asset value, beginning of period	$16.77		$15.22	$14.60	$13.59	$11.44	$13.45

Income from investment operations:
Net investment income	0.15		0.37	0.27	0.19	0.17	0.11
Net realized and unrealized gain (loss)	0.51		1.56	0.64	1.03	2.14	(1.99)

Total from investment operations	0.66		1.93	0.91	1.22	2.31	(1.88)

Less distributions from:
Net investment income	(0.16)		(0.38)	(0.29)	(0.21)	(0.16)	(0.13)

Total distributions	(0.16)		(0.38)	(0.29)	(0.21)	(0.16)	(0.13)

Net asset value, end of period	$17.27		$16.77	$15.22	$14.60	$13.59	$11.44

Total return	3.99	%(b)	12.77%	6.28%	9.01%	20.37%	(14.05	)%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$152,028		$118,364	$57,525	$28,692	$17,299	$202
Ratio of expenses to average net assets(c)	1.00%		1.00%	1.03%	1.04%	1.10%	1.59%
Ratio of expenses to average net assets prior to expense reductions(c)	1.33%		1.33%	1.37%	1.32%	n/a	n/a
Ratio of net investment income to average net assets(c)	1.75%		2.31%	1.82%	1.33%	1.26%	1.42%
Portfolio turnover rate(d)	1%		16%	17%	140%	23%	67	%(e)

(a)

Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

14

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class I Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$16.90		$15.39	$14.87	$14.13	$11.56	$13.69		$15.77

Income from investment operations:
Net investment income	0.13		0.32	0.24	0.19	0.18	0.13		0.18
Net realized and unrealized gain (loss)	0.68		1.99	0.88	1.32	2.55	(1.97)		(1.48)

Total from investment operations	0.81		2.31	1.12	1.51	2.73	(1.84)		(1.30)

Less distributions from:
Net investment income	(0.13)		(0.36)	(0.26)	(0.19)	(0.16)	(0.13)		(0.19)
Net realized gain	—		(0.44)	(0.34)	(0.58)	—	(0.16)		(0.59)

Total distributions	(0.13)		(0.80)	(0.60)	(0.77)	(0.16)	(0.29)		(0.78)

Net asset value, end of period	$17.58		$16.90	$15.39	$14.87	$14.13	$11.56		$13.69

Total return	4.81	%(b)	15.12%	7.63%	10.78%	23.86%	(13.46	)%(b)	(8.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$508,855		$408,564	$352,800	$265,166	$176,647	$103,485		$108,538
Ratio of expenses to average net assets(c)	0.74%		0.74%	0.76%	0.78%	0.85%	0.84%		0.89%
Ratio of expenses to average net assets prior to expense reductions(c)	1.08%		1.08%	1.10%	1.06%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	1.53%		1.95%	1.69%	1.37%	1.48%	1.28%		1.25%
Portfolio turnover rate(d)	1%		22%	24%	138%	32%	68%		53%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

15

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class R Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$16.62		$15.15	$14.65	$13.94	$11.33

Income from investment operations:
Net investment income	0.12		0.28	0.22	0.15	0.17
Net realized and unrealized gain	0.66		1.95	0.85	1.30	2.59

Total from investment operations	0.78		2.23	1.07	1.45	2.76

Less distributions from:
Net investment income	(0.11)		(0.32)	(0.23)	(0.16)	(0.15)
Net realized gain	—		(0.44)	(0.34)	(0.58)	—

Total distributions	(0.11)		(0.76)	(0.57)	(0.74)	(0.15)

Net asset value, end of period	$17.29		$16.62	$15.15	$14.65	$13.94

Total return	4.71	%(b)	14.83%	7.37%	10.51%	23.85	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,147		$77,890	$39,134	$19,163	$6,776
Ratio of expenses to average net assets(c)	0.99%		0.99%	1.01%	1.04%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.33%		1.33%	1.35%	1.32%	n/a
Ratio of net investment income to average net assets(c)	1.29%		1.84%	1.52%	1.24%	1.27%
Portfolio turnover rate(d)	1%		22%	24%	138%	32	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from the date until investment began on April 8, 2003.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

16

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class I Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002
Net asset value, beginning of period	$20.90		$18.18	$17.03	$15.47	$12.27	$14.73		$16.74

Income from investment operations:
Net investment income	0.12		0.31	0.21	0.21	0.18	0.12		0.10
Net realized and unrealized gain (loss)	1.01		2.76	1.18	1.55	3.18	(2.48)		(1.93)

Total from investment operations	1.13		3.07	1.39	1.76	3.36	(2.36)		(1.83)

Less distributions from:
Net investment income	(0.12)		(0.35)	(0.24)	(0.20)	(0.16)	(0.10)		(0.10)
Net realized gain	—		—	—	—	—	—		(0.08)

Total distributions	(0.12)		(0.35)	(0.24)	(0.20)	(0.16)	(0.10)		(0.18)

Net asset value, end of period	$21.91		$20.90	$18.18	$17.03	$15.47	$12.27		$14.73

Total return	5.42	%(b)	16.97%	8.24%	11.43%	27.64%	(16.03	)%(b)	(10.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$354,855		$278,716	$221,359	$125,063	$127,357	$74,352		$84,961
Ratio of expenses to average net assets(c)	0.73%		0.73%	0.76%	0.78%	0.85%	0.83%		0.90%
Ratio of expenses to average net assets prior to expense reductions(c)	1.07%		1.07%	1.09%	1.06%	n/a	n/a		n/a
Ratio of net investment income to average net assets(c)	1.13%		1.62%	1.45%	1.15%	1.36%	1.05%		0.64%
Portfolio turnover rate(d)	1%		29%	38%	147%	29%	62%		15%

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

17

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class R Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$20.06		$17.47	$16.37	$14.89	$11.74

Income from investment operations:
Net investment income	0.10		0.25	0.19	0.16	0.17
Net realized and unrealized gain	0.96		2.64	1.11	1.48	3.13

Total from investment operations	1.06		2.89	1.30	1.64	3.30

Less distributions from:
Net investment income	(0.10)		(0.30)	(0.20)	(0.16)	(0.15)

Total distributions	(0.10)		(0.30)	(0.20)	(0.16)	(0.15)

Net asset value, end of period	$21.02		$20.06	$17.47	$16.37	$14.89

Total return	5.28	%(b)	16.64%	8.01%	11.08%	27.65	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,513		$65,203	$34,710	$23,126	$14,860
Ratio of expenses to average net assets(c)	0.98%		0.98%	1.01%	1.03%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.32%		1.32%	1.34%	1.31%	n/a
Ratio of net investment income to average net assets(c)	0.88%		1.46%	1.20%	1.06%	1.07%
Portfolio turnover rate(d)	1%		29%	38%	147%	29	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

18

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares bear distribution fees.

Pursuant to the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (44.23%, 51.26%, 52.56%, 50.22% and 48.97% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

The tax character of current year distributions will be determined at the end of the current fiscal year.

19

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2006, the tax year-end of the LifePath Portfolios, as follows:

Portfolio	Expiring 2012	Total
LifePath 2040	$2,339,387	$2,339,387

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the six months ended June 30, 2007 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$23,975
LifePath 2010 – Class R	80,769
LifePath 2020 – Class R	180,809
LifePath 2030 – Class R	124,406
LifePath 2040 – Class R	101,375

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the LifePath Portfolios’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the executions of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the LifePath Portfolios. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

The fees and expenses of the LifePath Portfolios’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the LifePath Portfolios. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses.

20

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended June 30, 2007, BGI waived and/or credited administration fees as follows:

Portfolio	Administration Fees Waived/Credited
LifePath Retirement	$8,930
LifePath 2010	10,319
LifePath 2020	12,131
LifePath 2030	10,744
LifePath 2040	10,079

BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Six Months Ended June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	2,838,751	$33,464,468	4,652,739	$53,280,195
Shares issued in reinvestment of dividends and distributions	116,266	1,363,992	412,612	4,733,179
Shares redeemed	(1,598,577)	(18,880,016)	(6,023,082)	(69,586,853)

Net increase (decrease)	1,356,440	$15,948,444	(957,731)	$(11,573,479)

Class R Shares:
Shares sold	1,313,823	$14,462,585	764,884	$8,276,272
Shares issued in reinvestment of dividends and distributions	25,590	281,296	55,222	595,939
Shares redeemed	(633,180)	(6,989,924)	(487,834)	(5,264,745)

Net increase	706,233	$7,753,957	332,272	$3,607,466

LifePath 2010
Class I Shares:
Shares sold	7,116,559	$97,903,584	10,085,739	$134,108,233
Shares issued in reinvestment of dividends and distributions	347,967	4,774,949	1,302,506	17,421,932
Shares redeemed	(3,355,224)	(46,304,207)	(13,838,764)	(186,970,707)

Net increase (decrease)	4,109,302	$56,374,326	(2,450,519)	$(35,440,542)

Class R Shares:
Shares sold	2,181,489	$29,555,674	1,990,409	$26,085,238
Shares issued in reinvestment of dividends and distributions	62,736	847,474	175,999	2,323,091
Shares redeemed	(685,235)	(9,277,427)	(677,249)	(8,840,295)

Net increase	1,558,990	$21,125,721	1,489,159	$19,568,034

21

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the Six Months Ended June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
LifePath 2020
Class I Shares:
Shares sold	8,834,777	$157,867,625	12,868,872	$213,349,890
Shares issued in reinvestment of dividends and distributions	370,586	6,627,286	886,751	14,917,805
Shares redeemed	(3,206,463)	(57,627,577)	(16,008,293)	(272,952,147)

Net increase (decrease)	5,998,900	$106,867,334	(2,252,670)	$(44,684,452)

Class R Shares:
Shares sold	2,991,367	$51,236,723	4,068,680	$64,997,512
Shares issued in reinvestment of dividends and distributions	83,246	1,428,058	135,578	2,205,823
Shares redeemed	(1,331,217)	(22,928,558)	(925,730)	(14,695,481)

Net increase	1,743,396	$29,736,223	3,278,528	$52,507,854

LifePath 2030
Class I Shares:
Shares sold	6,842,578	$118,764,737	10,465,430	$170,408,536
Shares issued in reinvestment of dividends and distributions	200,305	3,482,333	1,122,138	18,689,424
Shares redeemed	(2,272,027)	(39,540,914)	(10,342,184)	(173,123,521)

Net increase	4,770,856	$82,706,156	1,245,384	$15,974,439

Class R Shares:
Shares sold	2,423,512	$41,253,538	2,566,642	$41,222,930
Shares issued in reinvestment of dividends and distributions	40,921	699,977	191,532	3,150,898
Shares redeemed	(489,540)	(8,359,396)	(655,499)	(10,442,971)

Net increase	1,974,893	$33,594,119	2,102,675	$33,930,857

LifePath 2040
Class I Shares:
Shares sold	4,632,262	$99,782,812	8,037,748	$156,741,631
Shares issued in reinvestment of dividends and distributions	85,083	1,836,763	221,567	4,446,238
Shares redeemed	(1,854,305)	(40,184,654)	(7,099,466)	(140,793,123)

Net increase	2,863,040	$61,434,921	1,159,849	$20,394,746

Class R Shares:
Shares sold	1,516,366	$31,206,453	1,784,732	$33,331,346
Shares issued in reinvestment of dividends and distributions	19,744	409,100	45,070	874,490
Shares redeemed	(385,817)	(7,950,463)	(566,731)	(10,534,825)

Net increase	1,150,293	$23,665,090	1,263,071	$23,671,011

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the LifePath Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the LifePath Portfolios’ financial statement disclosures.

22

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 71.18%
Active Stock Master Portfolio(a)		$55,723,922
CoreAlpha Bond Master Portfolio(a)		153,144,226

TOTAL MASTER PORTFOLIOS		208,868,148

EXCHANGE-TRADED FUNDS – 28.29%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	89,094	8,058,552
iShares Lehman TIPS Bond Fund(a)(b)	280,749	27,788,536
iShares MSCI EAFE Index Fund(a)	387,517	31,299,748
iShares S&P MidCap 400 Index Fund(a)	117,527	10,492,811
iShares S&P SmallCap 600 Index Fund(a)(b)	75,369	5,358,736

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $70,538,630)		82,998,383

SHORT-TERM INVESTMENTS – 5.18%

MONEY MARKET FUNDS – 5.18%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
5.31% (a)(c)	842,112	842,112
BGI Cash Premier Fund LLC
5.33% (a)(c)(d)	14,362,858	14,362,858
		15,204,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,204,970)		15,204,970

TOTAL INVESTMENTS – 104.65%		307,071,501

Other Assets, Less Liabilities – (4.65)%		(13,646,892)

NET ASSETS – 100.00%		$293,424,609

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

23

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 69.46%
Active Stock Master Portfolio(a)		$214,809,838
CoreAlpha Bond Master Portfolio(a)		421,117,124

TOTAL MASTER PORTFOLIOS		635,926,962

EXCHANGE-TRADED FUNDS – 30.30%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	324,573	29,357,628
iShares Lehman TIPS Bond Fund(a)(b)	775,266	76,735,829
iShares MSCI EAFE Index Fund(a)(b)	1,426,925	115,252,732
iShares S&P MidCap 400 Index Fund(a)(b)	418,921	37,401,267
iShares S&P SmallCap 600 Index Fund(a)(b)	262,991	18,698,660

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $228,416,145)		277,446,116

SHORT-TERM INVESTMENTS – 10.29%

MONEY MARKET FUNDS – 10.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(a)(c)	2,255,146	2,255,146
BGI Cash Premier Fund LLC
5.33%(a)(c)(d)	91,964,855	91,964,855
		94,220,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,220,001)		94,220,001

TOTAL INVESTMENTS – 110.05%		1,007,593,079

Other Assets, Less Liabilities – (10.05)%		(91,990,072)

NET ASSETS – 100.00%		$915,603,007

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

24

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 64.69%
Active Stock Master Portfolio(a)		$583,013,953
CoreAlpha Bond Master Portfolio(a)		495,610,062

TOTAL MASTER PORTFOLIOS		1,078,624,015

EXCHANGE-TRADED FUNDS – 35.05%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	817,823	73,972,090
iShares Lehman TIPS Bond Fund(a)(b)	838,718	83,016,308
iShares MSCI EAFE Index Fund(a)(b)	3,642,084	294,171,125
iShares S&P MidCap 400 Index Fund(a)(b)	996,743	88,989,215
iShares S&P SmallCap 600 Index Fund(a)(b)	622,558	44,263,874

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $465,667,407)		584,412,612

SHORT-TERM INVESTMENTS – 12.02%

MONEY MARKET FUNDS – 12.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(c)	4,652,684	4,652,684
BGI Cash Premier Fund LLC
5.33%(a)(c)(d)	195,848,380	195,848,380
		200,501,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,501,064)		200,501,064

TOTAL INVESTMENTS – 111.76%		1,863,537,691

Other Assets, Less Liabilities – (11.76)%		(196,158,926)

NET ASSETS – 100.00%		$1,667,378,765

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

25

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 60.98%
Active Stock Master Portfolio(a)		$540,196,621
CoreAlpha Bond Master Portfolio(a)		216,231,761

TOTAL MASTER PORTFOLIOS		756,428,382

EXCHANGE-TRADED FUNDS – 38.75%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	736,678	66,632,525
iShares Lehman TIPS Bond Fund(a)(b)	318,826	31,557,397
iShares MSCI EAFE Index Fund(a)(b)	3,302,972	266,781,048
iShares S&P MidCap 400 Index Fund(a)	864,671	77,197,827
iShares S&P SmallCap 600 Index Fund(a)(b)	542,248	38,553,833

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $384,144,984)		480,722,630

SHORT-TERM INVESTMENTS – 20.09%

MONEY MARKET FUNDS – 20.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(c)	3,450,181	3,450,181
BGI Cash Premier Fund LLC
5.33%(a)(c)(d)	245,724,375	245,724,375
		249,174,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,174,556)		249,174,556

TOTAL INVESTMENTS – 119.82%		1,486,325,568

Other Assets, Less Liabilities – (19.82)%		(245,819,875)

NET ASSETS – 100.00%		$1,240,505,693

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

26

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS – 58.37%
Active Stock Master Portfolio(a)		$463,099,320
CoreAlpha Bond Master Portfolio(a)		69,828,681

TOTAL MASTER PORTFOLIOS		532,928,001

EXCHANGE-TRADED FUNDS – 41.43%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	616,181	55,733,571
iShares MSCI EAFE Index Fund(a)(b)	2,792,869	225,580,029
iShares S&P MidCap 400 Index Fund(a)(b)	725,471	64,770,051
iShares S&P SmallCap 600 Index Fund(a)(b)	452,016	32,138,338

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $305,937,387)		378,221,989

SHORT-TERM INVESTMENTS – 14.45%

MONEY MARKET FUNDS – 14.45%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(c)	2,900,267	2,900,267
BGI Cash Premier Fund LLC
5.33%(a)(c)(d)	129,009,756	129,009,756
		131,910,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,910,023)		131,910,023

TOTAL INVESTMENTS – 114.25%		1,043,060,013

Other Assets, Less Liabilities – (14.25)%		(130,115,181)

NET ASSETS – 100.00%		$912,944,832

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

27

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Shares	Value

COMMON STOCKS – 97.62%

AEROSPACE & DEFENSE – 2.43%
Lockheed Martin Corp.	239,109	$22,507,330
Northrop Grumman Corp.	289,215	22,521,172
		45,028,502

AGRICULTURE – 2.41%
Altria Group Inc.	467,033	32,757,695
Archer-Daniels-Midland Co.(a)	363,638	12,032,781
		44,790,476

AIRLINES – 0.31%
AMR Corp.(a)(b)	57,130	1,505,375
Continental Airlines Inc. Class B(a)(b)	104,319	3,533,285
US Airways Group Inc.(b)	21,618	654,377
		5,693,037

APPAREL – 0.10%
Jones Apparel Group Inc.	68,277	1,928,825
		1,928,825

AUTO MANUFACTURERS – 0.02%
General Motors Corp.	10,160	384,048
		384,048

AUTO PARTS & EQUIPMENT – 0.07%
Johnson Controls Inc.	11,902	1,377,895
		1,377,895

BANKS – 5.75%
Bank of America Corp.	974,984	47,666,968
KeyCorp(a)	341,305	11,717,001
PNC Financial Services Group Inc. (The)	2,539	181,742
Regions Financial Corp.	97,007	3,210,932
U.S. Bancorp(a)	495,442	16,324,814
UnionBanCal Corp.	13,417	800,995
Wachovia Corp.(a)	523,708	26,840,035
Zions Bancorporation	884	67,988
		106,810,475

BEVERAGES – 2.38%
Anheuser-Busch Companies Inc.	261,705	13,650,533
Coca-Cola Enterprises Inc.(a)	60,061	1,441,464
Molson Coors Brewing Co. Class B	51,572	4,768,347
Pepsi Bottling Group Inc.(a)	369,560	12,446,781
PepsiAmericas Inc.	27,228	668,720
PepsiCo Inc.	172,265	11,171,385
		44,147,230

BIOTECHNOLOGY – 1.29%
Amgen Inc.(b)	429,482	23,746,060
Biogen Idec Inc.(b)	5,433	290,665
		24,036,725

Security	Shares	Value

BUILDING MATERIALS – 0.01%
Lennox International Inc.	2,723	$93,208
		93,208

CHEMICALS – 1.57%
Ashland Inc.	10,549	674,609
Celanese Corp. Class A	8,807	341,535
Dow Chemical Co. (The)	539,841	23,871,769
Lyondell Chemical Co.	75,304	2,795,284
Westlake Chemical Corp.(a)	55,301	1,555,064
		29,238,261

COMMERCIAL SERVICES – 2.34%
Accenture Ltd.	463,560	19,882,088
Block (H & R) Inc.	43,643	1,019,937
Deluxe Corp.(a)	23,951	972,650
ITT Educational Services Inc.(b)	732	85,922
Manpower Inc.(a)	24,109	2,223,814
Moody’s Corp.(a)	100,172	6,230,698
Robert Half International Inc.(a)	296,062	10,806,263
Western Union Co.	106,371	2,215,708
		43,437,080

COMPUTERS – 3.38%
Apple Inc.(b)	119,255	14,553,880
Cadence Design Systems Inc.(b)	27,363	600,891
Computer Sciences Corp.(b)	63,645	3,764,602
Electronic Data Systems Corp.(a)	340,812	9,450,717
Hewlett-Packard Co.	668,846	29,843,909
International Business Machines Corp.	17,648	1,857,452
Western Digital Corp.(b)	139,658	2,702,382
		62,773,833

COSMETICS & PERSONAL CARE – 0.65%
Colgate-Palmolive Co.	25,843	1,675,919
Procter & Gamble Co.	169,042	10,343,680
		12,019,599

DISTRIBUTION & WHOLESALE – 0.22%
Grainger (W.W.) Inc.(a)	9,770	909,098
Ingram Micro Inc. Class A(a)(b)	145,536	3,159,587
		4,068,685

DIVERSIFIED FINANCIAL SERVICES – 10.42%
AmeriCredit Corp.(a)(b)	67,223	1,784,771
Capital One Financial Corp.	125,955	9,879,910
CIT Group Inc.(a)	332,291	18,219,516
Citigroup Inc.	325,267	16,682,944
Countrywide Financial Corp.	407,316	14,805,937
Federal Home Loan Mortgage Corp.	115,775	7,027,542
Federal National Mortgage Association	106,315	6,945,559
Goldman Sachs Group Inc. (The)(a)	133,755	28,991,396
IndyMac Bancorp Inc.(a)	5,276	153,901
JPMorgan Chase & Co.	839,640	40,680,558

28

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Lehman Brothers Holdings Inc.(a)	96,028	$7,156,007
Merrill Lynch & Co. Inc.	130,485	10,905,936
Morgan Stanley	360,676	30,253,503
		193,487,480

ELECTRIC – 2.13%
Alliant Energy Corp.	66,532	2,584,768
American Electric Power Co. Inc.	69,359	3,123,929
Constellation Energy Group Inc.	58,502	5,099,619
Duke Energy Corp.	13,385	244,945
Edison International(a)	339,738	19,066,097
FirstEnergy Corp.	80,225	5,192,964
TXU Corp.(a)	62,428	4,201,404
		39,513,726

ELECTRONICS – 0.88%
Arrow Electronics Inc.(b)	19,283	741,046
Avnet Inc.(a)(b)	182,788	7,245,716
Flextronics International Ltd.(a)(b)	606,272	6,547,738
Mettler-Toledo International Inc.(b)	4,119	393,406
Sanmina-SCI Corp.(b)	106,891	334,569
Solectron Corp.(b)	151,959	559,209
Thomas & Betts Corp.(b)	5,609	325,322
Vishay Intertechnology Inc.(b)	10,499	166,094
		16,313,100

ENGINEERING & CONSTRUCTION – 0.05%
Foster Wheeler Ltd.(b)	1,755	187,767
Jacobs Engineering Group Inc.(a)(b)	11,250	646,988
		834,755

ENVIRONMENTAL CONTROL – 0.66%
Waste Management Inc.	313,279	12,233,545
		12,233,545

FOOD – 1.18%
Campbell Soup Co.	74,546	2,893,130
Corn Products International Inc.	23,794	1,081,437
Dean Foods Co.(a)	111,338	3,548,342
General Mills Inc.	14,554	850,245
Hormel Foods Corp.	9,133	341,118
Kellogg Co.	11,997	621,325
Kroger Co.	277,120	7,795,386
Smucker (J.M.) Co. (The)	4,035	256,868
SUPERVALU Inc.	28,139	1,303,398
Sysco Corp.	97,991	3,232,723
		21,923,972

GAS – 0.91%
Sempra Energy	262,019	15,519,385
UGI Corp.	51,362	1,401,155
		16,920,540

Security	Shares	Value

HEALTH CARE - PRODUCTS – 4.53%
Alcon Inc.(a)	120,364	$16,238,307
Baxter International Inc.(a)	372,945	21,011,721
Becton, Dickinson and Co.	259,915	19,363,668
DENTSPLY International Inc.	2,626	100,471
Johnson & Johnson	401,472	24,738,705
Kinetic Concepts Inc.(b)	1,658	86,166
Zimmer Holdings Inc.(b)	29,837	2,532,863
		84,071,901

HEALTH CARE - SERVICES – 2.18%
Apria Healthcare Group Inc.(b)	15,512	446,280
Health Net Inc.(b)	25,327	1,337,266
Humana Inc.(a)(b)	143,704	8,753,011
UnitedHealth Group Inc.	534,144	27,316,124
WellCare Health Plans Inc.(a)(b)	28,314	2,562,700
		40,415,381

HOME BUILDERS – 0.29%
Horton (D.R.) Inc.(a)	20,861	415,760
NVR Inc.(a)(b)	7,219	4,907,115
		5,322,875

HOUSEHOLD PRODUCTS & WARES – 0.87%
Blyth Inc.(a)	7,230	192,173
Kimberly-Clark Corp.	237,835	15,908,783
		16,100,956

INSURANCE – 3.96%
ACE Ltd.(a)	265,801	16,617,879
American International Group Inc.	99,750	6,985,493
Axis Capital Holdings Ltd.	127,636	5,188,403
Hartford Financial Services Group Inc. (The)	42,926	4,228,640
MetLife Inc.(a)	318,367	20,528,304
Reinsurance Group of America Inc.	5,466	329,272
Travelers Companies Inc. (The)	368,783	19,729,891
		73,607,882

INTERNET – 1.20%
Check Point Software Technologies Ltd.(a)(b)	263,832	6,018,008
eBay Inc.(b)	218,264	7,023,736
Google Inc. Class A(b)	16,996	8,895,366
ValueClick Inc.(a)(b)	10,486	308,918
		22,246,028

IRON & STEEL – 1.13%
Nucor Corp.(a)	277,334	16,265,639
United States Steel Corp.	43,775	4,760,531
		21,026,170

LEISURE TIME – 1.11%
Carnival Corp.(a)	221,332	10,794,362
Royal Caribbean Cruises Ltd.(a)	227,739	9,788,222
		20,582,584

29

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

LODGING – 0.41%
Choice Hotels International Inc.(a)	54,855	$2,167,870
Marriott International Inc. Class A	4,414	190,861
Starwood Hotels & Resorts Worldwide Inc.	40,652	2,726,530
Wyndham Worldwide Corp.(b)	68,283	2,475,942
		7,561,203

MACHINERY – 0.42%
Caterpillar Inc.	31,217	2,444,291
Cummins Inc.	37,625	3,808,026
Terex Corp.(b)	19,553	1,589,659
		7,841,976

MANUFACTURING – 4.92%
Eaton Corp.(a)	157,615	14,658,195
General Electric Co.	940,472	36,001,268
Honeywell International Inc.(a)	431,557	24,288,028
Ingersoll-Rand Co. Class A(a)	292,252	16,021,255
Parker Hannifin Corp.	739	72,355
Teleflex Inc.	4,122	337,097
		91,378,198

MEDIA – 1.89%
Comcast Corp. Class A(a)(b)	207,689	5,840,215
Comcast Corp. Class A Special(a)(b)	31,228	873,135
DIRECTV Group Inc. (The)(b)	907,393	20,969,852
EchoStar Communications Corp.(a)(b)	128,701	5,581,762
Gannett Co. Inc.(a)	33,228	1,825,879
		35,090,843

METAL FABRICATE & HARDWARE – 0.03%
Commercial Metals Co.	10,517	355,159
Precision Castparts Corp.	829	100,607
Timken Co. (The)	1,491	53,840
		509,606

MINING – 0.06%
Freeport-McMoRan Copper & Gold Inc.	12,754	1,056,286
		1,056,286

OFFICE & BUSINESS EQUIPMENT – 0.10%
Xerox Corp.(b)	104,387	1,929,072
		1,929,072

OIL & GAS – 11.09%
Chevron Corp.	73,642	6,203,602
ConocoPhillips	474,512	37,249,192
ENSCO International Inc.(a)	256,485	15,648,150
Exxon Mobil Corp.	989,843	83,028,031
GlobalSantaFe Corp.(a)	75,392	5,447,072
Marathon Oil Corp.	369,199	22,137,172
Noble Corp.	5,341	520,854
Occidental Petroleum Corp.	401,333	23,229,154

Security	Shares	Value

OIL & GAS (Continued)
Patterson-UTI Energy Inc.(a)	174,964	$4,585,806
Tesoro Corp.(a)	105,075	6,005,036
Unit Corp.(a)(b)	20,039	1,260,653
Valero Energy Corp.	9,056	668,876
		205,983,598

OIL & GAS SERVICES – 0.06%
Global Industries Ltd.(b)	21,183	568,128
Tidewater Inc.(a)	8,393	594,896
		1,163,024

PACKAGING & CONTAINERS – 0.40%
Pactiv Corp.(b)	185,246	5,907,495
Sonoco Products Co.	36,426	1,559,397
		7,466,892

PHARMACEUTICALS – 5.19%
Barr Pharmaceuticals Inc.(b)	15,055	756,213
Endo Pharmaceuticals Holdings Inc.(a)(b)	42,545	1,456,315
Forest Laboratories Inc.(a)(b)	427,106	19,497,389
Gilead Sciences Inc.(b)	113,460	4,398,844
King Pharmaceuticals Inc.(a)(b)	214,628	4,391,289
Lilly (Eli) & Co.	128,773	7,195,835
Medco Health Solutions Inc.(b)	16,600	1,294,634
Pfizer Inc.	1,668,631	42,666,895
Wyeth	258,126	14,800,945
		96,458,359

REAL ESTATE – 0.00%
CB Richard Ellis Group Inc. Class A(b)	2,459	89,754
		89,754

REAL ESTATE INVESTMENT TRUSTS – 0.70%
Hospitality Properties Trust(a)	8,277	343,413
Host Hotels & Resorts Inc.(a)	508,696	11,761,052
HRPT Properties Trust(a)	10,622	110,469
iStar Financial Inc.	2,583	114,504
ProLogis	12,446	708,177
		13,037,615

RETAIL – 3.89%
AutoNation Inc.(a)(b)	375,671	8,430,057
Brinker International Inc.	6,556	191,894
CBRL Group Inc.(a)	4,625	196,470
Costco Wholesale Corp.(a)	87,259	5,106,397
Darden Restaurants Inc.(a)	135,698	5,969,355
Family Dollar Stores Inc.	7,678	263,509
Office Depot Inc.(a)(b)	543,792	16,476,898
Penney (J.C.) Co. Inc.	9,309	673,785
RadioShack Corp.	15,783	523,049
Staples Inc.	123,199	2,923,512
TJX Companies Inc.	24,392	670,780
United Auto Group Inc.(a)	40,916	871,102
Wal-Mart Stores Inc.(a)	623,242	29,984,173
		72,280,981

30

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares	Value

SAVINGS & LOANS – 0.49%
Washington Mutual Inc.	211,499	$9,018,317
		9,018,317

SEMICONDUCTORS – 2.76%
Applied Materials Inc.(a)	1,164,643	23,141,456
Lam Research Corp.(a)(b)	96,715	4,971,151
MEMC Electronic Materials Inc.(b)	48,047	2,936,633
Novellus Systems Inc.(a)(b)	28,969	821,851
NVIDIA Corp.(a)(b)	467,052	19,293,918
		51,165,009

SOFTWARE – 3.17%
Autodesk Inc.(a)(b)	31,829	1,498,509
Dun & Bradstreet Corp. (The)	419	43,149
Microsoft Corp.	1,769,775	52,155,269
Oracle Corp.(b)	260,107	5,126,709
		58,823,636

TELECOMMUNICATIONS – 5.90%
Alltel Corp.	4,229	285,669
AT&T Inc.	383,132	15,899,978
Avaya Inc.(b)	187,599	3,159,167
Cisco Systems Inc.(b)	1,524,829	42,466,488
Embarq Corp.	36,284	2,299,317
Harris Corp.	7,894	430,618
Polycom Inc.(b)	5,050	169,680
RF Micro Devices Inc.(b)	73,573	459,096
Sprint Nextel Corp.	447,530	9,268,346
Tellabs Inc.(b)	5,659	60,891
Verizon Communications Inc.(a)	850,573	35,018,090
		109,517,340

TOYS, GAMES & HOBBIES – 0.89%
Hasbro Inc.(a)	114,932	3,610,014
Mattel Inc.(a)	514,255	13,005,509
		16,615,523

TRANSPORTATION – 0.82%
C.H. Robinson Worldwide Inc.	9,494	498,625
FedEx Corp.	866	96,100
Landstar System Inc.	14,194	684,861
Norfolk Southern Corp.	48,859	2,568,518
Ryder System Inc.(a)	102,578	5,518,696
Union Pacific Corp.	23,393	2,693,704
YRC Worldwide Inc.(a)(b)	87,888	3,234,278
		15,294,782

TOTAL COMMON STOCKS
(Cost: $1,609,305,377)		1,812,710,788

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 10.86%

MONEY MARKET FUNDS – 10.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(c)(d)	39,748,782	$39,748,782
BGI Cash Premier Fund LLC 5.33%(c)(d)(e)	160,205,728	160,205,728
		199,954,510

U.S. TREASURY OBLIGATIONS – 0.09%
U.S. Treasury Bill 4.70%, 09/27/07(f)(g)	$1,750,000	1,730,207
		1,730,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,684,722)		201,684,717

TOTAL INVESTMENTS IN SECURITIES – 108.48%
(Cost: $1,810,990,099)		2,014,395,505

Other Assets, Less Liabilities – (8.48)%		(157,551,849)

NET ASSETS – 100.00%		$1,856,843,656

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/21/07)	543	$41,143,110	$(441,059)

			$(441,059)

The accompanying notes are an integral part of these financial statements.

31

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES – 30.49%

AEROSPACE & DEFENSE – 0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$486,250
TransDigm Inc.
7.75%, 07/15/14(a)	250,000	252,500
		738,750

AGRICULTURE – 0.45%
Alliance One International Inc.
8.50%, 05/15/12(a)	250,000	255,625
Reynolds American Inc.
6.06%, 06/15/11(b)	5,060,000	5,072,650
7.25%, 06/15/37	750,000	772,082
		6,100,357

APPAREL – 0.04%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	535,000
		535,000

AUTO MANUFACTURERS – 0.84%
DaimlerChrysler N.A. Holding Corp.
4.75%, 01/15/08	4,000,000	3,986,172
5.71%, 03/13/09	5,000,000	5,009,300
8.50%, 01/18/31	1,950,000	2,464,194
		11,459,666

AUTO PARTS & EQUIPMENT – 0.11%
ArvinMeritor Inc.
8.75%, 03/01/12(c)	250,000	252,500
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,275,000
		1,527,500

BANKS – 1.34%
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,312,788
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,075,150
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,856,951
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,952,954
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,831,512
Wachovia Bank N.A.
5.85%, 02/01/37	2,550,000	2,413,098
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,721,529
		18,163,982

Security	Principal	Value

BIOTECHNOLOGY – 0.10%
Genentech Inc.
4.75%, 07/15/15	$1,500,000	$1,401,849
		1,401,849

BUILDING MATERIALS – 0.19%
CRH America Inc.
6.00%, 09/30/16	800,000	790,995
Masco Corp.
6.13%, 10/03/16	1,600,000	1,573,830
Nortek Inc.
8.50%, 09/01/14	250,000	238,125
		2,602,950

CHEMICALS – 0.30%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,541,155
Lyondell Chemical Co.
6.88%, 06/15/17	750,000	723,750
8.25%, 09/15/16	250,000	261,250
Mosaic Co. (The)
7.63%, 12/01/16(a)	250,000	255,625
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	233,750
		4,015,530

COMMERCIAL SERVICES – 0.14%
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	252,500
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,172,356
Service Corp International
6.75%, 04/01/15(a)	250,000	240,937
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	258,125
		1,923,918

COMPUTERS – 0.07%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	255,937
10.25%, 08/15/15	250,000	264,375
Unisys Corp.
8.00%, 10/15/12	500,000	486,250
		1,006,562

DIVERSIFIED FINANCIAL SERVICES – 5.58%
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	520,763
Capital One Financial Corp.
5.64%, 09/10/09	2,940,000	2,948,229
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,397,794
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,087,059

32

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
CIT Group Inc.
5.40%, 02/13/12	$1,750,000	$1,716,143
6.10%, 03/15/67	1,250,000	1,138,402
Citigroup Inc.
5.50%, 02/15/17	6,250,000	6,053,256
5.88%, 05/29/37	6,500,000	6,196,755
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	256,250
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,977,968
General Electric Capital Corp.
6.75%, 03/15/32(c)	3,000,000	3,254,904
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	249,965
6.88%, 09/15/11	1,250,000	1,229,567
7.25%, 03/02/11	500,000	498,360
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,005,912
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,964,020
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,319,447
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	943,762
5.00%, 01/14/11	3,000,000	2,934,333
5.25%, 02/06/12	2,750,000	2,703,055
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	750,000	703,742
Petroplus Finance Ltd.
6.75%, 05/01/14(a)	250,000	240,625
Residential Capital Corp.
6.00%, 02/22/11	1,500,000	1,451,454
6.38%, 06/30/10	6,000,000	5,922,552
SLM Corp.
4.00%, 01/15/09	3,350,000	3,218,770
5.56%, 01/26/09	4,450,000	4,381,425
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	247,500
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(a)	5,000,000	5,050,000
		75,612,012

ELECTRIC – 2.09%
CMS Energy Corp.
7.75%, 08/01/10	500,000	519,944
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	913,358
5.88%, 02/01/33	3,500,000	3,235,767
DPL Inc.
8.00%, 03/31/09	3,750,000	3,898,515
Edison Mission Energy
7.63%, 05/15/27(a)	750,000	708,750

Security	Principal	Value

ELECTRIC (Continued)
Mirant Americas Generation LLC
8.30%, 05/01/11	$500,000	$516,250
9.13%, 05/01/31	250,000	273,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,212,287
NRG Energy Inc.
7.25%, 02/01/14	250,000	250,625
7.38%, 02/01/16	500,000	501,250
PSEG Energy Holdings LLC
10.00%, 10/01/09	4,000,000	4,300,548
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,407,371
Reliant Energy Inc.
6.75%, 12/15/14	250,000	255,000
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,227,856
TXU Electric Delivery Co.
5.74%, 09/16/08(a)	1,325,000	1,325,437
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,762,334
		28,309,042

ELECTRICAL COMPONENTS & EQUIPMENT – 0.02%
Belden CDT Inc.
7.00%, 03/15/17(a)	250,000	246,250
		246,250

ELECTRONICS – 0.02%
NXP BV / NXP Funding LLC
9.50%, 10/15/15	250,000	246,250
		246,250

ENTERTAINMENT – 0.13%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25%, 06/15/15(a)	250,000	246,250
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	253,437
Pinnacle Entertainment Inc.
7.50%, 06/15/15(a)	250,000	241,250
Six Flags Inc.
9.75%, 04/15/13(c)	250,000	235,312
Tropicana Entertainment
9.63%, 12/15/14(a)	750,000	721,875
		1,698,124

ENVIRONMENTAL CONTROL – 0.41%
Aleris International Inc.
9.00%, 12/15/14(a)	500,000	504,375
10.00%, 12/15/16(a)	500,000	496,250
Allied Waste North America
7.25%, 03/15/15	250,000	247,500

33

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

ENVIRONMENTAL CONTROL (Continued)
Waste Management Inc.
6.50%, 11/15/08	$2,722,000	$2,752,734
7.13%, 10/01/07	1,543,000	1,547,348
		5,548,207

FOOD – 0.72%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	533,929
Dean Foods Co.
7.00%, 06/01/16	500,000	477,500
8.15%, 08/01/07	4,500,000	4,500,000
Kroger Co. (The)
8.05%, 02/01/10	930,000	980,668
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,998,368
SUPERVALU Inc.
7.88%, 08/01/09	250,000	258,302
		9,748,767

FOREST PRODUCTS & PAPER – 0.18%
Bowater Canada Finance
7.95%, 11/15/11	250,000	235,313
Domtar Inc.
7.88%, 10/15/11	250,000	255,938
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	500,000	480,000
7.70%, 06/15/15	250,000	247,500
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,268,060
		2,486,811

HEALTH CARE - SERVICES – 0.75%
Community Health Systems Inc.
8.88%, 07/15/15(a)	500,000	506,875
HCA Inc.
6.50%, 02/15/16	1,250,000	1,057,813
9.25%, 11/15/16(a)	750,000	798,750
Res-Care Inc.
7.75%, 10/15/13	250,000	256,250
UnitedHealth Group Inc.
5.54%, 06/21/10(a)	5,320,000	5,318,830
5.80%, 03/15/36	2,400,000	2,208,706
		10,147,224

HOLDING COMPANIES - DIVERSIFIED – 0.18%
Capmark Financial Group Inc.
5.88%, 05/10/12(a)	2,500,000	2,467,238
		2,467,238

HOUSEHOLD PRODUCTS & WARES – 0.02%
Jarden Corp.
7.50%, 05/01/17	250,000	246,875
		246,875

Security	Principal	Value

INSURANCE – 1.48%
Allstate Financial Global Funding
2.50%, 06/20/08(a)	$4,970,000	$4,830,254
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,369,530
Hancock (John) Financial
Services Inc.
5.63%, 12/01/08	4,000,000	4,012,680
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,050,262
Markel Corp.
7.35%, 08/15/34	1,000,000	1,033,103
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,445,384
6.40%, 12/15/36	1,000,000	926,352
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	480,475
6.25%, 06/15/37	1,000,000	968,355
		20,116,395

IRON & STEEL – 0.57%
Ispat Inland ULC
9.75%, 04/01/14	6,150,000	6,816,205
Steel Dynamics Inc.
6.75%, 04/01/15(a)	1,000,000	980,000
		7,796,205

LODGING – 0.54%
Caesars Entertainment Inc.
8.88%, 09/15/08	3,775,000	3,878,813
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,010,287
MGM Mirage
8.50%, 09/15/10	750,000	784,688
Starwood Hotels & Resorts
Worldwide Inc.
7.88%, 05/01/12	1,600,000	1,666,152
		7,339,940

MACHINERY – 0.62%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,990,000
9.25%, 08/01/11	5,750,000	6,027,150
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	342,875
		8,360,025

MEDIA – 2.56%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,564,238
Belo Corp.
8.00%, 11/01/08	2,855,000	2,931,691
CCH I Holdings LLC
9.92%, 04/01/14	1,250,000	1,156,250

34

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

MEDIA (Continued)
Charter Communications Holdings LLC
10.25%, 09/15/10	$750,000	$783,750
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,899,470
CMP Susquehanna Corp.
10.13%, 05/15/14(a)	250,000	250,000
Comcast Corp.
6.45%, 03/15/37	4,250,000	4,095,827
CSC Holdings Inc.
7.63%, 04/01/11	500,000	496,250
Echostar DBS Corp.
5.75%, 10/01/08	5,100,000	5,087,250
6.38%, 10/01/11	500,000	490,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,845,560
7.88%, 07/15/09	5,500,000	5,705,139
8.25%, 02/01/30	250,000	242,454
PRIMEDIA Inc.
8.88%, 05/15/11	250,000	257,500
Time Warner Cable Inc.
5.40%, 07/02/12(a)	1,600,000	1,571,238
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	401,778
8.38%, 07/15/33	1,300,000	1,508,703
Time Warner Inc.
6.50%, 11/15/36	700,000	664,628
Tribune Co.
5.50%, 10/06/08	750,000	740,221
		34,691,947

MINING – 0.30%
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,582,500
8.38%, 04/01/17	500,000	533,750
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,909,853
		4,026,103

OFFICE & BUSINESS EQUIPMENT – 0.63%
Xerox Corp.
6.11%, 12/18/09	2,750,000	2,784,628
6.88%, 08/15/11	250,000	259,389
7.13%, 06/15/10	3,000,000	3,111,366
9.75%, 01/15/09	2,200,000	2,327,219
		8,482,602

OIL & GAS – 0.99%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,582,523
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	488,750
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,333,539
7.50%, 02/01/11	3,600,000	3,794,972

Security	Principal	Value

OIL & GAS (Continued)
Enterprise Products Operating LP Series B
4.63%, 10/15/09	$2,000,000	$1,958,848
Forest Oil Corp.
7.25%, 06/15/19(a)	250,000	242,500
8.00%, 12/15/11	500,000	515,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(a)	250,000	242,500
Parker Drilling Co.
9.63%, 10/01/13	500,000	533,750
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,017,000
Range Resources Corp.
7.50%, 05/15/16	250,000	253,125
W&T Offshore Inc.
8.25%, 06/15/14(a)	500,000	493,750
		13,456,257

OIL & GAS SERVICES – 0.01%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	94,750
		94,750

PACKAGING & CONTAINERS – 0.11%
Berry Plastics Holding Corp.
8.88%, 09/15/14	250,000	253,125
Crown Americas Inc.
7.63%, 11/15/13	500,000	505,000
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	251,563
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	485,000
		1,494,688

PHARMACEUTICALS – 0.05%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	240,396
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	495,267
		735,663

PIPELINES – 0.53%
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	257,104
Copano Energy LLC
8.13%, 03/01/16	250,000	253,750
El Paso Corp.
7.80%, 08/01/31	250,000	253,164
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	3,890,000	3,931,732
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	245,582

35

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

PIPELINES (Continued)
Plains All American Pipeline LP
6.70%, 05/15/36	$1,000,000	$1,001,161
SemGroup LP
8.75%, 11/15/15(a)	500,000	502,500
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	512,500
Williams Partners LP
7.25%, 02/01/17	250,000	251,250
		7,208,743

REAL ESTATE – 0.37%
Realogy Corp.
7.06%, 10/20/09(a)	4,000,000	4,006,116
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	1,000,000	963,174
		4,969,290

REAL ESTATE INVESTMENT TRUSTS – 0.78%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	248,750
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,947,280
5.75%, 05/01/12	3,000,000	3,013,491
6.38%, 11/15/07	5,341,000	5,355,944
		10,565,465

RETAIL – 1.45%
Asbury Automotive Group Inc.
7.63%, 03/15/17(a)	250,000	246,250
CVS Caremark Corp.
5.66%, 06/01/10	4,000,000	4,000,800
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,385,831
Home Depot Inc.
5.49%, 12/16/09	1,000,000	998,445
Inergy LP
6.88%, 12/15/14	750,000	710,625
8.25%, 03/01/16	250,000	256,875
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,985,832
NPC International Inc.
9.50%, 05/01/14	250,000	242,500
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	270,760
7.95%, 04/01/17	250,000	277,151
Rite Aid Corp.
7.50%, 03/01/17	250,000	241,250
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,047,775
		19,664,094

Security	Principal	Value

SAVINGS & LOANS – 0.13%
Washington Mutual Inc.
8.25%, 04/01/10	$1,720,000	$1,830,199
		1,830,199

SEMICONDUCTORS – 0.05%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	152,685
Sensata Technologies BV
8.00%, 05/01/14	500,000	482,500
		635,185

SOFTWARE – 0.11%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,438,271
		1,438,271

TELECOMMUNICATIONS – 5.19%
American Cellular Corp.
10.00%, 08/01/11	41,000	42,948
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,246,620
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,993,260
Citizens Communications Co.
6.25%, 01/15/13	500,000	479,375
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,329,295
8.25%, 06/15/30	3,000,000	3,595,695
Dobson Communications Corp.
8.88%, 10/01/13	250,000	261,250
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,783,385
France Telecom SA
7.75%, 03/01/11	4,000,000	4,273,500
8.50%, 03/01/31	2,000,000	2,512,994
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	985,000
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,605,413
Level 3 Financing Inc.
9.25%, 11/01/14	1,500,000	1,515,000
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,679,457
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,129,087
Qwest Corp.
6.50%, 06/01/17(a)	500,000	476,250
8.88%, 03/15/12	250,000	269,375
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,021,354
7.50%, 03/15/15	750,000	803,407

36

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
Sprint Capital Corp.
6.13%, 11/15/08	$2,400,000	$2,413,596
Sprint Nextel Corp.
5.76%, 06/28/10	5,380,000	5,378,537
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,406,029
4.00%, 01/15/10	3,680,000	3,537,676
5.25%, 10/01/15	2,500,000	2,324,665
6.20%, 07/18/11	2,750,000	2,784,078
Telefonica Emisiones SAU
5.66%, 06/19/09	3,630,000	3,641,620
5.86%, 02/04/13	3,600,000	3,592,184
6.22%, 07/03/17	2,100,000	2,094,742
Vodafone Group PLC
5.63%, 02/27/17	950,000	908,382
West Corp.
9.50%, 10/15/14	250,000	256,250
		70,340,424

TRANSPORTATION – 0.29%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,315,945
CSX Corp.
6.15%, 05/01/37	1,750,000	1,680,630
		3,996,575

TOTAL CORPORATE BONDS & NOTES
(Cost: $421,496,437)		413,475,685

ASSET-BACKED SECURITIES – 3.62%
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	2,500,000	2,503,786
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	5,966,615	5,891,801
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.62%, 04/25/46	6,000,000	5,999,944
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(a)	13,000,000	13,031,681
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,190,699
Home Equity Asset Trust Series 2006-2 Class M2
5.72%, 05/25/36(a)	6,000,000	6,008,499

Security	Principal	Value
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	$2,558,000	$2,563,716
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.58%, 06/25/36	2,200,000	2,197,112
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.61%, 06/25/36	2,450,000	2,449,182
Option One Mortgage Loan Trust Series 2002-2 Class M2
7.05%, 06/25/32	665,385	472,095
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(a)	116,291	115,530
SG Mortgage Securities NIM Trust Series 2006-FRE2 Class N1
6.00%, 07/25/36(a)(b)	2,641,151	1,650,719

TOTAL ASSET-BACKED SECURITIES
(Cost: $50,284,750)		49,074,764

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.91%

MORTGAGE-BACKED SECURITIES – 16.91%
Banc of America Funding Corp. Series 2006-H Class 2A1
6.10%, 10/20/11	4,952,697	4,989,830
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,134,220	3,012,769
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.70%, 11/11/35(a)	81,903,848	2,627,222
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,944,352
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.03%, 09/25/36	4,219,202	4,219,468
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.60%, 07/16/34(a)	99,998,446	1,894,541
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.51%, 04/15/17(a)	9,000,000	9,004,491
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	4,383,633	4,402,795
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	7,222,244	7,231,773

37

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	$8,359,395	$8,396,722
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	3,336,679	3,348,496
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.74%, 07/25/46	5,713,950	5,872,647
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.55%, 06/20/36	10,081,557	10,072,133
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,274,392	4,095,402
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.16%, 05/15/36(a)	225,762,816	3,337,790
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,741,057
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(a)	3,000,000	2,981,486
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.35%, 02/25/36	7,253,714	7,200,421
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.79%, 10/12/37(a)	230,163,917	9,297,448
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,915,753
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,865,694
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,991,809	9,698,001
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.55%, 02/15/37(a)	117,824,808	3,056,399
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,461,743

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	$75,392	$75,639
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	8,606,728	8,662,039
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,207,153	2,153,488
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,696,275	2,579,578
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,261,081	4,081,983
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	901,016	901,407
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.86%, 03/25/36	7,112,096	7,106,041
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,946,702
Morgan Stanley Capital I Series 2003-T11 Class X1
0.17%, 06/13/41(a)	543,476,642	5,171,506
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,649,127	1,656,656
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,817,536	1,714,209
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 Class 4A1
5.99%, 09/25/36	5,303,881	5,260,787
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,841,952
Wachovia Bank Commercial
Mortgage Trust
Series 2005-WHL6
5.82%, 10/15/17(a)	5,000,000	5,000,763
5.87%, 10/15/17(a)	5,000,000	5,000,794
Washington Mutual Inc.
Series 2006-AR10 Class 1A2
5.95%, 09/25/36	6,055,280	6,057,008
Washington Mutual Inc.
Series 2006-AR14 Class 1A1
5.65%, 11/25/36	11,201,687	11,150,921

38

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1 4.50%, 09/25/18	$1,870,382	$1,765,173
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1 5.77%, 09/25/36	7,510,109	7,525,983
		229,321,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $231,846,817)		229,321,062

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 49.74%

MORTGAGE-BACKED SECURITIES – 44.15%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,236,145	5,944,048
4.50%, 08/01/20	3,728,397	3,547,979
5.00%, 07/01/22(d)	9,000,000	8,696,250
5.00%, 12/15/34	2,170,660	249,230
5.00%, 07/01/37(d)	34,000,000	31,864,392
5.50%, 03/15/20	1,273,547	31,203
5.50%, 05/15/24	7,419,825	476,562
5.50%, 03/15/25	2,882,512	207,498
5.50%, 11/15/26	13,000,000	12,970,230
5.50%, 05/15/29	6,244,364	645,629
5.50%, 10/01/32	15,186,310	14,716,706
5.50%, 05/01/34	76,256	73,826
5.50%, 10/01/34	567,604	549,515
5.50%, 12/01/36	11,046,866	10,659,887
5.52%, 04/15/28	2,815,346	2,813,514
5.59%, 01/01/37(b)	5,747,191	5,741,310
5.81%, 06/01/36	8,717,880	8,657,968
6.00%, 01/15/24	6,216,691	6,255,500
6.00%, 05/15/27	7,656,396	7,705,452
6.00%, 07/15/27	7,038,708	7,092,460
6.00%, 12/01/28	4,769,662	4,763,218
6.00%, 02/15/34	6,850,873	6,892,735
6.00%, 09/01/34	1,909,433	1,898,361
6.00%, 08/01/37(d)	24,000,000	23,752,512
6.50%, 05/01/21	1,850	1,895
6.50%, 09/01/21	1,812,662	1,845,912
6.50%, 01/01/36	14,243	14,409
6.50%, 08/01/36	19,852,324	20,065,793
6.50%, 12/01/36	4,684,914	4,735,291
6.50%, 01/01/37	1,493,428	1,509,486
6.50%, 02/01/37	232,253	234,750
6.50%, 07/01/37(d)	9,000,000	9,092,808

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Association
4.41%, 02/01/36	$5,075,585	$5,133,627
4.50%, 05/01/18	4,371,740	4,165,546
4.50%, 07/01/18	6,376,639	6,075,884
4.50%, 11/01/18	4,422,905	4,214,256
4.50%, 07/01/22(d)	9,000,000	8,541,558
4.50%, 08/01/35	8,776,277	7,988,596
4.56%, 06/01/35	7,440,505	7,352,421
5.00%, 01/01/18	1,341,155	1,300,887
5.00%, 09/01/18	8,687,004	8,427,347
5.00%, 12/01/18	696,129	675,321
5.00%, 01/01/19	587,479	569,919
5.00%, 06/01/19	1,340,222	1,299,330
5.00%, 08/01/19	741,755	718,668
5.00%, 09/01/19	599,755	581,088
5.00%, 11/01/19	1,392,556	1,349,212
5.00%, 01/01/20	694,590	671,742
5.00%, 05/01/20	6,790,234	6,566,872
5.00%, 06/01/20	649,963	628,583
5.00%, 10/01/20	6,914,384	6,687,361
5.00%, 11/01/33	51,216,470	48,244,122
5.00%, 12/01/33	16,304,863	15,358,611
5.00%, 03/01/34	8,164,096	7,690,293
5.00%, 07/01/35	2,924,139	2,869,030
5.00%, 09/01/35	409,665	384,899
5.00%, 07/01/37(d)	2,200,000	2,061,125
5.15%, 04/01/37(b)	2,457,946	2,453,316
5.24%, 05/01/35	2,378,282	2,345,181
5.50%, 09/01/19	4,460,649	4,404,858
5.50%, 10/01/19	3,496,901	3,453,164
5.50%, 07/01/33	30,612,251	29,659,962
5.50%, 01/01/34	6,802,058	6,590,459
5.50%, 04/01/34	14,520,233	14,068,537
5.50%, 07/01/34	11,649,919	11,279,278
5.50%, 02/01/35	4,937,177	4,780,101
5.50%, 03/01/35	1,138,883	1,101,222
5.50%, 12/01/35	4,599,085	4,447,002
5.50%, 03/01/36	4,558,325	4,398,588
5.50%, 04/01/36	10,687,217	10,333,810
5.50%, 12/01/36	5,880,450	5,674,382
5.50%, 01/01/37	3,508,885	3,515,224
5.50%, 08/01/37(d)	21,000,000	20,238,750
6.00%, 03/01/33	676,791	672,823
6.00%, 08/01/34	427,320	424,186
6.00%, 06/01/37	5,000,000	4,946,458
6.00%, 07/01/37(d)	52,200,000	51,629,036
6.04%, 09/01/36	2,417,401	2,423,597
6.05%, 12/01/36(b)	2,351,602	2,362,901
6.50%, 05/01/37	112,262	113,327
6.50%, 07/01/37(d)	32,400,000	32,703,750
7.00%, 07/01/37(d)	3,600,000	3,695,623
Government National Mortgage Association
5.50%, 06/15/34	1,769,844	1,720,647
5.50%, 07/01/37(d)	7,000,000	6,792,184
6.50%, 07/01/31	9,077,779	9,225,248
		598,716,241

39

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Shares or Principal	Value

U.S. GOVERNMENT SECURITIES – 5.59%
U.S. Treasury Bonds
5.38%, 02/15/31(c)	$34,050,000	$34,965,094
6.13%, 08/15/29(c)	7,800,000	8,749,408
U.S. Treasury Inflation Indexed Bonds
1.88%, 07/15/15(c)	23,362,020	22,081,891
U.S. Treasury Notes
2.63%, 05/15/08	398,000	389,916
3.13%, 04/15/09	605,000	586,850
4.00%, 02/15/14(c)(e)	9,500,000	8,993,090
		75,766,249

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $686,948,070)		674,482,490

SHORT-TERM INVESTMENTS – 22.53%

MONEY MARKET FUNDS – 22.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(f)(g)	227,052,608	227,052,608
BGI Cash Premier Fund LLC 5.33%(f)(g)(h)	71,474,666	71,474,666
		298,527,274

VARIABLE & FLOATING RATE NOTES – 0.51%
FedEx Corp.
5.44%, 08/08/07	$5,000,000	5,000,000
Goldman Sachs International
5.26%, 07/02/07(i)	90,000	90,000
JPMorgan Chase & Co.
5.26%, 07/02/07(i)	1,800,000	1,800,000
		6,890,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $305,417,274)		305,417,274

TOTAL INVESTMENTS IN SECURITIES – 123.29%
(Cost: $1,695,993,348)		1,671,771,275

SECURITIES SOLD SHORT – (4.78)%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (4.78)%
Federal National Mortgage Association
5.00%, 07/01/37(d)	(21,200,000)	(19,861,750)
6.50%, 11/01/36	(112,262)	(113,354)
6.50%, 07/01/37(d)	(44,400,000)	(44,816,250)
		(64,791,354)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $64,640,865)		(64,791,354)

Other Assets, Less Liabilities – (18.51)%		(251,048,069)

NET ASSETS – 100.00%		$1,355,931,852

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 4.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 4.
(i)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
2 Year U.S. Treasury Notes (10/03/07)	886	$180,550,188	$(68,972)
5 Year U.S. Treasury Notes (10/03/07)	(1,594)	(165,900,531)	(882,380)
10 Year U.S. Treasury Notes (09/28/07)	953	100,735,078	(617,634)
30 Year U.S. Treasury Bonds (09/28/07)	(4)	(431,000)	(3,386)

			$(1,572,372)

As of June 30, 2007, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Bear Stearns International Ltd. dated 1/22/07 to receive 0.12% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 0.00% due 3/13/21. Expiring 9/20/07.	$4,250,000	$194
Agreement with Deutsche Bank AG dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	13,000,000	(157,112)

40

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	$3,000,000	$(6,443)
Agreement with JPMorgan Chase & Co. dated 2/21/07 to receive 0.06% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Lehman Brothers Holdings Inc. 6.63% due 1/18/12. Expiring 9/20/07.	11,000,000	(2,091)
Agreement with JPMorgan Chase & Co. dated 2/22/07 to receive 0.07% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Morgan Stanley 6.60% due 4/1/12. Expiring 9/20/07.	5,500,000	(1,070)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	168
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	42,063
Agreement with JPMorgan Chase & Co. dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	20,000,000	(241,711)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	$5,250,000	$5,993
Agreement with Lehman Brothers Inc. dated 4/25/07 to receive 1.17% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Residential Capital LLC 6.50% due 4/17/13. Expiring 6/20/08.	6,400,000	(18,069)
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	2,756
Agreement with UBS AG dated 1/22/07 to receive 0.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 6.13% due 3/15/12. Expiring 9/20/07.	1,250,000	141
Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	(10,552)
Agreement with UBS AG dated 6/26/07 to receive 3.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Beazer Homes USA Inc. 6.50% due 11/15/13. Expiring 9/22/08.	1,000,000	(16,501)

		$(402,234)

41

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(126,925)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(176,202)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	180,465
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(2,635)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	6,963
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	10,462
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	9,243
Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	146,367

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	$2,400,000	$(6,465)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	5,465
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	126,201
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(308,286)
Agreement with JPMorgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	(1,146,041)
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(95,841)
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(108,011)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	3,503

42

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	$2,900,000	$1,850
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	3,684
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	3,893
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(145)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	6,947
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	6,605
Agreement with UBS AG dated 6/15/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.63%. Expiring 6/19/12.	76,100,000	407,556

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with UBS AG dated 6/22/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.60%. Expiring 6/26/12.	$76,100,000	$333,628

		$(717,719)

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$230,217

The accompanying notes are an integral part of the financial statements.

43

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$180,932,762	61.66%
Domestic Equity	79,634,021	27.14
Foreign Equity	31,299,748	10.67
Short-Term and Other Net Assets	1,558,078	0.53

TOTAL	$293,424,609	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$497,852,953	54.37%
Domestic Equity	300,267,393	32.80
Foreign Equity	115,252,732	12.59
Short-Term and Other Net Assets	2,229,929	0.24

TOTAL	$915,603,007	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$790,239,133	47.40%
Domestic Fixed Income	578,626,369	34.70
Foreign Equity	294,171,125	17.64
Short-Term and Other Net Assets	4,342,138	0.26

TOTAL	$1,667,378,765	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$722,580,806	58.25%
Foreign Equity	266,781,048	21.51
Domestic Fixed Income	247,789,158	19.97
Short-Term and Other Net Assets	3,354,681	0.27

TOTAL	$1,240,505,693	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$615,741,280	67.44%
Foreign Equity	225,580,029	24.71
Domestic Fixed Income	69,828,681	7.65
Short-Term and Other Net Assets	1,794,842	0.20

TOTAL	$912,944,832	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$427,401,679	23.02%
Financial	396,051,523	21.33
Energy	207,146,622	11.15
Industrial	196,994,564	10.61
Technology	174,691,550	9.41
Communications	166,854,211	8.99
Consumer Cyclical	135,815,656	7.31
Utilities	56,434,266	3.04
Basic Materials	51,320,717	2.76
Futures Contracts	(441,059)	(0.02)
Short-Term and Other Net Assets	44,573,927	2.40

TOTAL	$1,856,843,656	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$828,037,303	61.07%
Financial	131,257,343	9.68
Communications	105,032,371	7.75
Government	75,766,249	5.59
Asset-Backed Securities	49,074,764	3.62
Consumer Cyclical	42,224,324	3.12
Consumer Non-Cyclical	30,304,653	2.24
Utilities	28,309,042	2.09
Industrial	23,233,695	1.71
Energy	20,759,750	1.53
Basic Materials	18,324,649	1.35
Technology	11,562,620	0.85
Diversified	2,467,238	0.18
Futures Contracts	(1,572,372)	(0.12)
Swap Agreements	(889,736)	(0.07)
Securities sold short	(64,791,354)	(4.78)
Short-Term and Other Net Assets	56,831,313	4.19

TOTAL	$1,355,931,852	100.00%

These tables are not part of the financial statements.

44

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$85,743,600	$322,636,146	$666,168,471	$633,319,540	$437,847,410

Total cost of investments	$85,743,600	$322,636,146	$666,168,471	$633,319,540	$437,847,410

Investments, at value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$98,203,353	$371,666,117	$784,913,676	$729,897,186	$510,132,012
Affiliated Master Portfolios	208,868,148	635,926,962	1,078,624,015	756,428,382	532,928,001

Total value of investments	307,071,501	1,007,593,079	1,863,537,691	1,486,325,568	1,043,060,013
Receivables:
Investment securities sold	699,195	1,200,000	—	—	750,000
Dividends and interest	114,895	406,495	997,095	878,981	733,307
Contributions	800,288	2,519,118	1,266,831	1,466,526	934,976

Total Assets	308,685,879	1,011,718,692	1,865,801,617	1,488,671,075	1,045,478,296

LIABILITIES
Payables:
Investment securities purchased	870,477	2,909,754	2,519,005	2,395,408	2,735,665
Collateral for securities on loan (Note 4)	14,362,858	91,964,855	195,848,380	245,724,375	129,009,756
Investment advisory fees (Note 2)	4,194	16,783	30,587	21,359	14,071
Withdrawals	—	1,200,000	—	—	750,000
Accrued expenses (Note 2)	23,741	24,293	24,880	24,240	23,972

Total Liabilities	15,261,270	96,115,685	198,422,852	248,165,382	132,533,464

NET ASSETS	$293,424,609	$915,603,007	$1,667,378,765	$1,240,505,693	$912,944,832

(a)	Securities on loan with market values of $14,047,202, $90,036,832, $191,518,619, $240,409,012 and $126,235,595, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

45

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2007 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,611,035,589	$1,397,466,074
Affiliated issuers (Note 2)	199,954,510	298,527,274

Total cost of investments	$1,810,990,099	$1,695,993,348

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,814,440,995	$1,373,244,001
Affiliated issuers (Note 2)	199,954,510	298,527,274

Total value of investments	2,014,395,505	1,671,771,275
Deposits with brokers for securities sold short(b)	—	64,646,699
Cash	—	228,597
Receivables:
Investment securities sold	4,186,190	812,405,328
Dividends and interest	2,313,966	12,194,780
Due from broker – variation margin	—	116,751

Total Assets	2,020,895,661	2,561,363,430

LIABILITIES
Payables:
Investment securities purchased	3,229,982	1,067,656,211
Due to broker – variation margin	53,711	—
Collateral for securities on loan (Note 4)	160,205,728	71,474,666
Open swap contracts (Note 1)	—	1,097,197
Securities sold short, at value (Proceeds: $– and $64,640,865) (Note 1)	—	64,791,354
Investment advisory fees (Note 2)	384,428	274,830
Administration fees (Note 2)	149,421	105,522
Accrued expenses (Note 2)	28,735	31,798

Total Liabilities	164,052,005	1,205,431,578

NET ASSETS	$1,856,843,656	$1,355,931,852

(a)	Securities on loan with market values of $156,482,665 and $69,992,660, respectively. See Note 4.
(b)	Net of cash and interest receivable collateral of $– and $5,834, respectively.

The accompanying notes are an integral part of these financial statements.

46

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$574,325	$1,671,265	$2,603,720	$1,678,240	$1,019,549
Dividends allocated from Master Portfolios	543,012	2,073,574	5,544,502	5,009,414	4,273,000
Interest from affiliated issuers (Note 2)	24,937	61,776	120,178	100,075	80,235
Interest allocated from Master Portfolios	4,085,781	11,039,577	12,994,165	5,731,256	2,082,445
Securities lending income from unaffiliated issuers	20,775	71,172	184,447	133,758	115,832
Securities lending income from affiliated issuers (Note 2)	3,814	13,064	27,985	26,625	23,692
Expenses allocated from Master Portfolios	(347,100)	(1,041,784)	(1,754,176)	(1,209,558)	(854,803)

Total investment income	4,905,544	13,888,644	19,720,821	11,469,810	6,739,950

EXPENSES (Note 2)
Investment advisory fees	485,755	1,491,556	2,689,336	1,955,321	1,431,117
Professional fees	12,731	13,878	15,147	14,242	13,638
Independent trustees’ fees	726	2,176	3,870	2,662	1,936

Total expenses	499,212	1,507,610	2,708,353	1,972,225	1,446,691
Less expense reductions (Note 2)	(464,130)	(1,403,590)	(2,532,184)	(1,850,603)	(1,365,392)

Net expenses	35,082	104,020	176,169	121,622	81,299

Net investment income	4,870,462	13,784,624	19,544,652	11,348,188	6,658,651

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	3,166	11,846	35,228	12,923	13,609
Net realized gain from sale of investments in affiliated issuers (Note 2)	306,883	636,989	1,024,099	683,770	1,234,423
Net realized gain allocated from Master Portfolios	1,527,970	6,654,598	20,903,434	20,016,991	17,610,121
Net realized gain on foreign currency transactions	202	528	1,433	526	397
Net change in unrealized appreciation (depreciation) of investments	3,281,254	12,021,003	29,466,053	25,196,157	19,979,826
Net change in unrealized appreciation (depreciation) of investments allocated from Master Portfolios	(2,009,039)	(5,632,827)	(6,885,741)	(3,292,277)	(1,476,877)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(201)	(539)	(1,458)	(540)	(411)

Net realized and unrealized gain	3,110,235	13,691,598	44,543,048	42,617,550	37,361,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,980,697	$27,476,222	$64,087,700	$53,965,738	$44,019,739

The accompanying notes are an integral part of these financial statements.

47

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2007 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$17,443,501	$—
Interest from unaffiliated issuers	43,873	29,090,119
Interest from affiliated issuers (Note 2)	1,168,582	5,526,836
Securities lending income from unaffiliated issuers	51,441	16,005
Securities lending income from affiliated issuers (Note 2)	24,008	12,365

Total investment income	18,731,405	34,645,325

EXPENSES
Investment advisory fees (Note 2)	2,176,324	1,541,361
Administration fees (Note 2)	870,529	616,544
Professional fees (Note 2)	19,371	21,783
Independent trustees’ fees (Note 2)	4,354	3,144
Interest expense on short sales	—	2,663

Total expenses	3,070,578	2,185,495
Less expense reductions (Note 2)	(23,725)	(24,927)

Net expenses	3,046,853	2,160,568

Net investment income	15,684,552	32,484,757

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	71,274,466	(2,315,125)
Net realized gain (loss) on futures contracts	2,050,643	(4,831,497)
Net realized gain on swap contracts	—	534,625
Net change in unrealized appreciation (depreciation) of investments	(1,695,014)	(16,079,878)
Net change in unrealized appreciation (depreciation) of futures contracts	(355,757)	204,357
Net change in unrealized appreciation (depreciation) of securities sold short	—	(717,410)
Net change in unrealized appreciation (depreciation) of swap contracts	—	(653,003)

Net realized and unrealized gain (loss)	71,274,338	(23,857,931)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,958,890	$8,626,826

The accompanying notes are an integral part of these financial statements.

48

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,870,462	$9,558,823	$13,784,624	$26,154,449
Net realized gain	1,838,221	5,869,046	7,303,961	21,390,525
Net change in unrealized appreciation (depreciation)	1,272,014	7,446,355	6,387,637	31,358,366

Net increase in net assets resulting from operations	7,980,697	22,874,224	27,476,222	78,903,340

Interestholder transactions:
Contributions	71,377,157	109,551,839	196,408,514	285,815,972
Withdrawals	(46,211,929)	(102,812,365)	(95,262,277)	(243,730,526)

Net increase in net assets resulting from interestholder transactions	25,165,228	6,739,474	101,146,237	42,085,446

Increase in net assets	33,145,925	29,613,698	128,622,459	120,988,786

NET ASSETS:
Beginning of period	260,278,684	230,664,986	786,980,548	665,991,762

End of period	$293,424,609	$260,278,684	$915,603,007	$786,980,548

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$19,544,652	$36,907,011	$11,348,188	$21,211,979
Net realized gain	21,964,194	44,950,648	20,714,210	33,851,669
Net change in unrealized appreciation (depreciation)	22,578,854	83,645,833	21,903,340	72,941,295

Net increase in net assets resulting from operations	64,087,700	165,503,492	53,965,738	128,004,943

Interestholder transactions:
Contributions	336,883,570	517,707,844	287,136,727	406,831,899
Withdrawals	(124,745,800)	(357,147,662)	(89,237,021)	(222,941,128)

Net increase in net assets resulting from interestholder transactions	212,137,770	160,560,182	197,899,706	183,890,771

Increase in net assets	276,225,470	326,063,674	251,865,444	311,895,714

NET ASSETS:
Beginning of period	1,391,153,295	1,065,089,621	988,640,249	676,744,535

End of period	$1,667,378,765	$1,391,153,295	$1,240,505,693	$988,640,249

The accompanying notes are an integral part of these financial statements.

49

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,658,651	$12,430,609
Net realized gain	18,858,550	24,513,874
Net change in unrealized appreciation (depreciation)	18,502,538	58,768,367

Net increase in net assets resulting from operations	44,019,739	95,712,850

Interestholder transactions:
Contributions	244,888,269	356,970,096
Withdrawals	(84,230,434)	(180,345,261)

Net increase in net assets resulting from interestholder transactions	160,657,835	176,624,835

Increase in net assets	204,677,574	272,337,685

NET ASSETS:
Beginning of period	708,267,258	435,929,573

End of period	$912,944,832	$708,267,258

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,684,552	$22,905,434	$32,484,757	$51,401,633
Net realized gain (loss)	73,325,109	73,405,775	(6,611,997)	(7,462,451)
Net change in unrealized appreciation (depreciation)	(2,050,771)	113,998,555	(17,245,934)	2,231,848

Net increase in net assets resulting from operations	86,958,890	210,309,764	8,626,826	46,171,030

Interestholder transactions:
Contributions	346,392,119	359,796,839	315,997,996	330,412,726
Withdrawals	(138,447,257)	(196,379,196)	(51,160,997)	(379,698,060)

Net increase (decrease) in net assets resulting from interestholder transactions	207,944,862	163,417,643	264,836,999	(49,285,334)

Increase (decrease) in net assets	294,903,752	373,727,407	273,463,825	(3,114,304)

NET ASSETS:
Beginning of period	1,561,939,904	1,188,212,497	1,082,468,027	1,085,582,331

End of period	$1,856,843,656	$1,561,939,904	$1,355,931,852	$1,082,468,027

The accompanying notes are an integral part of these financial statements.

50

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

51

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2007, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.00%	11.29%
LifePath 2010	11.57	31.06
LifePath 2020	31.40	36.55
LifePath 2030	29.09	15.95
LifePath 2040	24.94	5.15

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of June 30, 2007, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$85,769,474	$13,293,140	$(859,261)	$12,433,879
LifePath 2010(a)	322,696,518	51,199,411	(2,229,812)	48,969,599
LifePath 2020(a)	666,263,340	120,927,697	(2,277,361)	118,650,336
LifePath 2030(a)	633,362,661	97,349,680	(815,155)	96,534,525
LifePath 2040(a)	437,847,410	72,284,602	—	72,284,602
Active Stock	1,826,351,091	213,656,467	(25,612,053)	188,044,414
CoreAlpha Bond	1,696,159,696	2,430,742	(26,819,163)	(24,388,421)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2007, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,750,000 and $1,350,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of June 30, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$464,130
LifePath 2010	1,403,590
LifePath 2020	2,532,184
LifePath 2030	1,850,603
LifePath 2040	1,365,392

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses. For the six months ended June 30, 2007, BGI credited administration fees of $23,725 and $24,927 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2007, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$24,589
LifePath 2010	84,236
LifePath 2020	212,432
LifePath 2030	160,383
LifePath 2040	139,524
Active Stock	75,449
CoreAlpha Bond	28,370

Cross trades for the six months ended June 30, 2007, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2007, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers
Realty Majors Index Fund	70	22	3	89	$8,058,552	$61,782	$81,746
iShares Lehman TIPS
Bond Fund	265	28	12	281	27,788,536	408,479	(55,525)
iShares MSCI EAFE
Index Fund	343	51	6	388	31,299,748	—	77,464
iShares S&P MidCap 400
Index Fund	119	9	10	118	10,492,811	74,537	101,109
iShares S&P SmallCap 600
Index Fund	75	10	10	75	5,358,736	29,527	102,089
LifePath 2010
iShares Cohen & Steers
Realty Majors Index Fund	243	90	8	325	29,357,628	221,609	215,243
iShares Lehman TIPS
Bond Fund	693	96	14	775	76,735,829	1,081,782	(60,372)
iShares MSCI EAFE
Index Fund	1,234	193	—	1,427	115,252,732	—	—
iShares S&P MidCap 400
Index Fund	408	29	18	419	37,401,267	265,433	159,695
iShares S&P SmallCap 600
Index Fund	253	35	25	263	18,698,660	102,441	322,423

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath 2020
iShares Cohen & Steers
Realty Majors Index Fund	575	262	19	818	$73,972,090	$544,229	$479,543
iShares Lehman TIPS
Bond Fund	751	110	22	839	83,016,308	1,189,154	(94,869)
iShares MSCI EAFE
Index Fund	3,022	620	—	3,642	294,171,125	—	—
iShares S&P MidCap 400
Index Fund	968	64	35	997	88,989,215	628,703	330,892
iShares S&P SmallCap 600 Index Fund	611	64	52	623	44,263,874	241,634	308,533
LifePath 2030
iShares Cohen & Steers
Realty Majors Index Fund	485	252	—	737	66,632,525	481,491	—
iShares Lehman TIPS
Bond Fund	278	51	10	319	31,557,397	449,295	(43,121)
iShares MSCI EAFE
Index Fund	2,596	712	5	3,303	266,781,048	—	76,136
iShares S&P MidCap 400
Index Fund	811	89	35	865	77,197,827	537,775	233,327
iShares S&P SmallCap 600 Index Fund	513	77	48	542	38,553,833	209,679	417,428
LifePath 2040
iShares Cohen & Steers
Realty Majors Index Fund	393	225	2	616	55,733,571	402,203	30,700
iShares Lehman Aggregate
Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI EAFE
Index Fund	2,127	713	47	2,793	225,580,029	—	571,753
iShares S&P MidCap 400
Index Fund	657	109	41	725	64,770,051	443,442	276,832
iShares S&P SmallCap 600 Index Fund	425	76	49	452	32,138,338	172,729	355,580

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2007 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$10,181,031	$3,465,198
LifePath 2010	—	—	37,982,580	5,697,227
LifePath 2020	—	—	94,164,213	10,891,364
LifePath 2030	—	—	97,749,074	7,678,544
LifePath 2040	—	—	92,216,840	10,765,174
Active Stock	—	—	785,384,970	588,702,190
CoreAlpha Bond	4,258,652,544	3,980,836,070	209,687,267	171,335,096

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended June 30, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less than from the date of acquisition.

The market value of the securities on loan as of June 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(a)	Year Ended December 31, 2003	Period Ended December 31, 2002(b)	Year Ended February 28, 2002
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.28%	0.28%	0.31%	0.31%	0.35%	0.35%	0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.61%	0.61%	0.65%	0.60%	n/a	n/a	n/a

59

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002
Ratio of net investment income to average net assets(c)(d)	3.51%		3.80%	3.24%	2.46%		2.27%	2.98%		3.73%
Portfolio turnover rate(f)	1%		10%	11%	138	%(g)	29%	56%		116%
Total return	2.99	%(h)	9.30%	4.82%	6.85%		12.45%	(1.36	)%(h)	2.68%
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.27%		0.27%	0.30%	0.30%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.60%		0.60%	0.64%	0.59%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.23%		3.49%	2.96%	2.32%		2.12%	2.49%		3.11%
Portfolio turnover rate(f)	1%		12%	12%	130	%(g)	23%	72%		86%
Total return	3.37	%(h)	10.65%	5.70%	7.88%		16.16%	(6.43	)%(h)	(0.70)%
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.25%		0.25%	0.28%	0.29%		0.35%	0.35%		0.44%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.58%		0.58%	0.62%	0.57%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.54%		2.91%	2.53%	2.05%		2.04%	2.14%		2.23%
Portfolio turnover rate(f)	1%		16%	17%	140	%(g)	23%	67%		86%
Total return	4.37	%(h)	13.51%	7.04%	9.77%		21.11%	(10.18	)%(h)	(4.99)%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.24%		0.24%	0.26%	0.28%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.57%		0.57%	0.60%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.03%		2.49%	2.22%	1.93%		1.98%	1.81%		1.74%
Portfolio turnover rate(f)	1%		22%	24%	138	%(g)	32%	68%		53%
Total return	5.06	%(h)	15.62%	8.13%	11.28%		24.36%	(13.05	)%(h)	(7.82)%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.23%		0.23%	0.26%	0.28%		0.35%	0.35%		0.49%
Ratio of expenses to average net assets prior to expense reductions(c)(e)	0.56%		0.56%	0.59%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets(c)(d)	1.62%		2.17%	1.96%	1.74%		1.86%	1.57%		1.13%
Portfolio turnover rate(f)	1%		29%	38%	147	%(g)	29%	62%		15%
Total return	5.67	%(h)	17.47%	8.74%	11.93%		28.14%	(15.63	)%(h)	(10.48)%
Active Stock
Ratio of expenses to average net assets(c)	0.35%		0.35%	0.35%	0.35%		n/a	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		0.35%	n/a	n/a		n/a	n/a		n/a

60

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)	Year Ended February 28, 2002
Ratio of net investment income to average net assets(c)	1.80%		1.64%	1.50%	1.57%		n/a	n/a	n/a
Portfolio turnover rate(f)	35%		65%	54%	70%		n/a	n/a	n/a
Total return	5.11	%(h)	15.65%	8.79%	10.40	%(h)	n/a	n/a	n/a
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%		0.35%	0.35%	0.35%		n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(c)	0.35%		0.36%	n/a	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	5.27%		5.11%	4.19%	3.08%		n/a	n/a	n/a
Portfolio turnover rate(f)	313%		301%	270%	313%		n/a	n/a	n/a
Total return	0.74	%(h)	4.36%	1.98%	1.30	%(h)	n/a	n/a	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(c)	Annualized for periods of less than one year.
(d)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s waiver of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(e)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(f)	Portfolio turnover rates include in-kind transactions, if any.
(g)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(h)	Not annualized.

61

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios; therefore, no such comparisons were available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the LifePath Master Portfolios, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Master Portfolio’s applicable peer group (each a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three, five- and ten-year (or “since inception”) periods ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (each a “Lipper Performance Group”, and together with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

62

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that each of the LifePath Master Portfolios and the Active Stock Master Portfolio performed in line with or outperformed the median performance of their respective Lipper Performance Groups over all relevant periods, while the CoreAlpha Bond Master Portfolio underperformed the median performance of its Lipper Performance Group over all relevant periods. The Board noted that the CoreAlpha Bond Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, and in part attributable to the relatively low volatility and decreased alpha opportunities during the periods covered. The Board noted the inherent challenges of comparing the performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks in 2006 and on an annualized basis over five years. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2006 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2007 through April 30, 2009. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses for the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the LifePath Master Portfolios invest, as represented by BGFA during the meetings. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio other than the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio, BGFA and its affiliates are providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future

63

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

64

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-LFP0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,026.20	0.12%	$0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.12	0.60
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,026.50	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Prime Money Market
Institutional Shares
Actual	1,000.00	1,026.30	0.12	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.12	0.60
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,026.10	0.01	0.05
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.01	0.05

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$62,748,869	$7,302,407,333	$8,911,092,361	$97,588,332

Total Assets	62,748,869	7,302,407,333	8,911,092,361	97,588,332

LIABILITIES
Payables:
Distribution to shareholders	270,407	29,840,364	38,479,048	492,782
Administration fees (Note 2)	4,519	287,122	443,106	3,378
Distribution fees – Aon Captives Shares (Note 2)	—	18,952	—	—
Accrued expenses (Note 2)	14,309	19,169	27,343	14,099

Total Liabilities	289,235	30,165,607	38,949,497	510,259

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Net assets consist of:
Paid-in capital	$62,459,634	$7,272,242,889	$8,872,132,842	$97,078,073
Undistributed (distributions in excess of) net investment income	—	421	(57,113)	—
Undistributed net realized gain (accumulated net realized loss)	—	(1,584)	67,135	—

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Aon Captives Shares
Net Assets	$—	$78,680,368	$—	$—

Shares outstanding(a)	—	78,680,138	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$799,396	$5,293,291,937	$7,179,637,854	$93,500,000

Shares outstanding(a)	799,396	5,293,299,103	7,179,628,624	93,500,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$37,967,929	$1,733,180,625	$1,572,848,461	$3,378,073

Shares outstanding(a)	37,967,929	1,733,177,806	1,572,847,116	3,378,073

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$23,592,309	$7,455,124	$119,556,549	$100,000

Shares outstanding(a)	23,592,309	7,455,130	119,557,102	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$159,633,672	$100,000	$100,000

Shares outstanding(a)	100,000	159,634,501	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$3,079,920	$176,267,363	$218,632,541	$4,351,639
Expenses(a)	(40,464)	(2,293,476)	(2,855,074)	—

Net investment income allocated from corresponding Master Portfolio	3,039,456	173,973,887	215,777,467	4,351,639

FUND EXPENSES (Note 2)
Administration fees	65,194	2,315,466	2,488,132	68,579
Distribution fees – Aon Captives Shares	—	36,630	—	—
Professional fees	8,776	21,486	27,172	8,712
Independent trustees’ fees	426	16,314	22,618	364

Total fund expenses	74,396	2,389,896	2,537,922	77,655
Less expense reductions (Note 2)	(12,625)	(691,840)	(54,341)	(45,764)

Net fund expenses	61,771	1,698,056	2,483,581	31,891

Net investment income	2,977,685	172,275,831	213,293,886	4,319,748

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(764)	9,829	—

Net realized gain (loss)	—	(764)	9,829	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,685	$172,275,067	$213,303,715	$4,319,748

(a)	Net of investment advisory fee reductions in the amounts of $30,073, $1,012,211, $1,276,406 and $96,178, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,977,685	$8,450,809	$172,275,831	$272,811,415
Net realized gain (loss)	—	—	(764)	1,322

Net increase in net assets resulting from operations	2,977,685	8,450,809	172,275,067	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,901,714)	(3,715,877)
Institutional Shares	(118,359)	(2,592,685)	(123,701,210)	(186,931,038)
Premium Shares	(1,983,250)	(3,831,192)	(42,512,199)	(78,290,437)
Select Shares	(873,448)	(2,022,076)	(82,716)	(291,403)
Trust Shares	(2,628)	(4,856)	(4,108,891)	(3,586,798)

Total distributions to shareholders	(2,977,685)	(8,450,809)	(172,306,730)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	9,597,966	(8,815,803)
Institutional Shares	404,134	(168,804,945)	1,094,590,045	712,850,474
Premium Shares	(85,564,175)	(59,710,662)	412,146,547	(482,128,328)
Select Shares	(19,090,371)	1,970,382	6,226,189	(23,711,270)
Trust Shares	(7,892)	4,739	(37,845,701)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(104,258,304)	(226,540,486)	1,484,715,046	395,571,892

Increase (decrease) in net assets	(104,258,304)	(226,540,486)	1,484,683,383	395,569,076

NET ASSETS:
Beginning of period	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of period	$62,459,634	$166,717,938	$7,272,241,726	$5,787,558,343

Undistributed net investment income included in net assets at end of period	$—	$—	$421	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$213,293,886	$429,601,632	$4,319,748	$4,296,626
Net realized gain	9,829	57,306	—	—

Net increase in net assets resulting from operations	213,303,715	429,658,938	4,319,748	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(167,418,877)	(296,267,556)	(2,829,444)	(3,943,200)
Premium Shares	(44,765,399)	(131,802,661)	(228,067)	(33,439)
Select Shares	(1,169,634)	(1,540,469)	(1,259,619)	(315,134)
Trust Shares	(2,652)	(4,899)	(2,618)	(4,853)

Total distributions to shareholders	(213,356,562)	(429,615,585)	(4,319,748)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	1,263,839,069	(606,011,616)	(33,017,575)	26,175,036
Premium Shares	21,215,171	(1,682,103,111)	1,266,526	(434,856)
Select Shares	97,914,329	(59,716,384)	(55,818,956)	55,815,617
Trust Shares	(8,148)	4,782	(7,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	1,382,960,421	(2,347,826,329)	(87,577,780)	81,560,530

Increase (decrease) in net assets	1,382,907,574	(2,347,782,976)	(87,577,780)	81,560,530

NET ASSETS:
Beginning of period	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of period	$8,872,142,864	$7,489,235,290	$97,078,073	$184,655,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,113)	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.62	%(b)	5.04%	3.28%	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$799		$395	$169,200	$448,100
Ratio of expenses to average net assets(c)	0.12%		0.12%	0.03%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.19%		0.16%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	5.24%		4.75%	3.04%	1.93%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03		0.01		0.01		0.02
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	(0.00	)(a)	(0.00	)(a)	0.00	(a)	—

Total from investment operations	0.03		0.05	0.03		0.01		0.01		0.02

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)		(0.01)		(0.01)		(0.02)
Net realized gain	—		—	—		—		(0.00	)(a)	(0.00	)(a)

Total distributions	(0.03)		(0.05)	(0.03)		(0.01)		(0.01)		(0.02)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return	2.65	%(b)	5.11%	3.29%		1.39%		1.14%		1.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,293,292		$4,198,724	$3,485,876		$3,624,503		$3,998,225		$3,327,652
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.05%		0.06%		0.12%		0.12%
Ratio of expenses to average net assets prior to expense reductions(c)	0.15%		0.14%	0.12%		0.12%		n/a		n/a
Ratio of net investment income to average net assets(c)	5.29%		4.97%	3.26%		1.37%		1.13%		1.77%

(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.03		0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—		—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return	2.63	%(c)	5.07%	3.26%	1.40%		0.80	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,179,638		$5,915,836	$6,521,818	$6,000,944		$2,967,075
Ratio of expenses to average net assets(d)	0.12%		0.11%	0.08%	0.04%		0.03%
Ratio of expenses to average net assets prior to expense reductions(d)	0.15%		0.14%	0.12%	0.12%		n/a
Ratio of net investment income to average net assets(d)	5.25%		4.93%	3.28%	1.45%		1.10%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Institutional Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.61	%(b)	5.04%	3.20%	0.61	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,500		$126,518	$100,343	$100
Ratio of expenses to average net assets(c)	0.01%		0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.18%		0.19%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	5.20%		5.03%	4.03%	1.82%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 28.63%, 88.90% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI waived and/or credited administration fees of $361, $494,654, $38,987 and $28,421 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Each master portfolio of MIP and other investment companies managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Government Money Market Fund
Shares sold	255,690,037	$255,690,037	231,521,447	$231,521,447
Shares issued in reinvestment of dividends and distributions	18,016	18,016	2,575,110	2,575,110
Shares redeemed	(255,303,919)	(255,303,919)	(402,901,502)	(402,901,502)

Net increase (decrease)	404,134	$404,134	(168,804,945)	$(168,804,945)

Institutional Money Market Fund
Shares sold	28,369,940,968	$28,369,940,968	36,154,309,000	$36,154,309,000
Shares issued in reinvestment of dividends and distributions	41,687,840	41,687,840	51,047,284	51,047,284
Shares redeemed	(27,317,038,763)	(27,317,038,763)	(35,492,505,810)	(35,492,505,810)

Net increase	1,094,590,045	$1,094,590,045	712,850,474	$712,850,474

Prime Money Market Fund
Shares sold	27,616,854,801	$27,616,854,801	42,090,233,316	$42,090,233,316
Shares issued in reinvestment of dividends and distributions	70,339,108	70,339,108	137,659,445	137,659,445
Shares redeemed	(26,423,354,840)	(26,423,354,840)	(42,833,904,377)	(42,833,904,377)

Net increase (decrease)	1,263,839,069	$1,263,839,069	(606,011,616)	$(606,011,616)

Treasury Money Market Fund
Shares sold	320,823,000	$320,823,000	615,320,000	$615,320,000
Shares issued in reinvestment of dividends and distributions	2,379	2,379	353,087	353,087
Shares redeemed	(353,842,954)	(353,842,954)	(589,498,051)	(589,498,051)

Net increase (decrease)	(33,017,575)	$(33,017,575)	26,175,036	$26,175,036

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,001, 5.00%, 5/1/35).	$9,400,000	$9,400,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $10,004,475 (collateralized by U.S. government obligations, value $10,200,000, 5.50%, 6/1/33).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $9,404,214 (collateralized by U.S. government obligations, value $9,588,955, 4.71% to 6.00%, 4/1/17 to 6/1/37).	9,400,000	9,400,000
Goldman Sachs Group Inc. (The) Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,000, 4.00% to 8.00%, 10/1/08 to 6/1/37).	9,400,000	9,400,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,559,260 (collateralized by U.S. government obligations, value $9,748,035, 3.73% to 10.00%, 12/1/11 to 10/1/44).	9,555,000	9,555,000
Merrill Lynch & Co. Inc. Tri-Party 5.34%, dated 6/29/07, due 7/2/07, maturity value $15,006,675 (collateralized by U.S. government obligations, value $15,451,448, 0.00% to 6.00%, 12/15/21 to 1/25/37).	15,000,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $62,755,000)		62,755,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $62,755,000)		62,755,000

Other Assets, Less Liabilities – (0.01)%		(6,131)

NET ASSETS – 100.00%		$62,748,869

The accompanying notes are an integral part of these financial statements.

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.02%
Credit Suisse First Boston NY
5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale
5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER – 43.40%
Amstel Funding Corp.
5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp.
5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding
5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc.
5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC
5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc.
5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC
5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC
5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC
5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd.
5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532

Security	Face Amount	Value
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	$20,000,000	$19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139
5.28%, 07/09/07(a)	135,623,000	135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC
5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization
5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc.
5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866
Giro Multi-Funding Corp.
5.30%, 07/09/07(a)	150,000,000	149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC
5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC
5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp.
5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust
5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis
5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160
Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Sigma Finance Inc.
5.09%, 01/10/08	$90,000,000	$87,528,925
5.09%, 02/12/08(a)	100,000,000	96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807

White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER
(Cost: $11,071,266,296)		11,071,266,296

Security	Face Amount	Value

MEDIUM-TERM NOTES – 4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	$100,000,000	$100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM-TERM NOTES
(Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS – 14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	290,000,000	290,000,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	$175,492,000	$175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000

Security	Face Amount	Value
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	$100,000,000	$100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,576,599,000)		3,576,599,000

TIME DEPOSITS – 0.75%
Deutsche Bank AG 5.34%, 07/02/07	189,247,000	189,247,000

TOTAL TIME DEPOSITS
(Cost: $189,247,000)		189,247,000

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES – 35.31%
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	$75,000,000	$75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091
ANZ National International Ltd.
5.32%, 07/03/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd. 2006-1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975
DEPFA Bank PLC
5.42%, 03/14/08(a)	200,000,000	200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379

Security	Face Amount	Value
Florida Heart Group PA/Florida Heart Group Holdings
5.32%, 07/06/07	$8,540,000	$8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC Series 2005-3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.30%, 04/24/08(a)	112,040,250	112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Master Funding LLC
5.35%, 10/25/07(a)	$109,564,000	$109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB
5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I
5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada
5.29%, 07/03/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken
5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale
5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp.
5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc.
5.32%, 07/06/07(a)	18,860,000	18,860,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	150,000,000	150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000

Security	Face Amount	Value
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/07(a)	$73,771,690	$73,771,690
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp.
5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust Series 2005-J2A Class A2
5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities – 0.17%		44,069,826

NET ASSETS – 100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 4.03%
HBOS Treasury Services PLC
5.26%, 05/14/08	$60,000,000	$60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
5.36%, 11/13/07	80,000,000	80,000,000
Rabobank Nederland NV NY
5.25%, 09/06/07	48,800,000	48,796,295
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000
Societe Generale
5.27%, 05/14/08	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $403,796,295)		403,796,295

COMMERCIAL PAPER – 23.83%
Cancara Asset Securitisation Ltd.
5.23%, 07/23/07(a)	50,000,000	49,832,931
5.32%, 07/27/07(a)	92,500,000	92,130,925
Cantabric Finance LLC
5.24%, 07/24/07(a)	25,000,000	24,912,667
Cheyne Finance LLC
5.15%, 10/10/07(a)	75,000,000	73,905,625
5.20%, 11/26/07(a)	20,000,000	19,569,556
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	25,000,000	24,834,209
5.21%, 08/28/07(a)	60,000,000	59,487,683
5.21%, 11/28/07(a)	86,226,000	84,341,698
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	52,033,000	51,312,371
5.33%, 08/02/07(a)	150,000,000	149,267,125
Gemini Securitization Corp.
5.23%, 07/05/07(a)	20,950,000	20,934,782
5.23%, 07/19/07(a)	50,000,000	49,861,986
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.07%, 09/07/07	40,000,000	39,611,299
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	80,000,000	79,815,466
Grampian Funding LLC
5.14%, 09/19/07(a)	100,000,000	98,844,625
5.18%, 07/06/07(a)	50,000,000	49,956,833
Lexington Parker Capital Co. LLC
5.20%, 07/25/07(a)	25,000,000	24,909,722
Nationwide Building Society
5.21%, 08/08/07	85,500,000	85,017,423
Natixis
5.24%, 07/27/07(a)	100,000,000	99,607,000
Nelnet Student Asset Funding LLC
5.32%, 07/11/07(a)	38,151,000	38,088,984
5.35%, 07/26/07(a)	50,000,000	49,806,806
Nestle Capital Corp.
5.19%, 08/09/07	25,000,000	24,855,834

Security	Face Amount	Value
Scaldis Capital LLC
5.14%, 09/21/07(a)	$100,000,000	$98,814,945
Sigma Finance Inc.
5.09%, 01/10/08(a)	50,000,000	48,627,181
5.09%, 02/12/08(a)	50,000,000	48,396,812
5.10%, 01/10/08(a)	40,000,000	38,901,744
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	124,221,597
Solitaire Funding Ltd.
5.23%, 07/03/07(a)	65,000,000	64,971,670
Sydney Capital Corp.
5.32%, 07/16/07(a)	39,477,000	39,383,659
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/13/07(a)	34,284,000	34,064,430
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	250,000,000	249,340,000
Ticonderoga Master Funding Ltd.
5.33%, 08/07/07(a)	64,798,000	64,433,439
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	75,000,000	74,816,011

TOTAL COMMERCIAL PAPER
(Cost: $2,388,403,268)		2,388,403,268

MEDIUM-TERM NOTES – 4.89%
Asscher Finance Corp.
5.42%, 06/25/08(a)	50,000,000	50,000,000
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,997,978
Cullinan Finance Corp.
5.37%, 06/05/08(a)	70,000,000	69,996,739
5.40%, 02/05/08(a)	75,000,000	75,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)	30,000,000	30,000,000
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,082,452
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,000,279

TOTAL MEDIUM-TERM NOTES
(Cost: $490,077,448)		490,077,448

REPURCHASE AGREEMENTS – 22.84%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $41,179,928, 5.00% to 6.00%, 3/25/28 to 3/1/34).	40,000,000	40,000,000

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $200,090,500 (collateralized by non-U.S. government debt securities, value $210,000,001, 2.49% to 6.11%, 4/15/09 to 12/27/22).	$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $250,113,125 (collateralized by non-U.S. government debt securities, value $257,500,000, 4.82% to 7.25%, 7/15/10 to 6/15/18).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $250,111,875 (collateralized by U.S. government obligations, value $255,000,000, 5.00%, 2/1/34).	250,000,000	250,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $300,134,500 (collateralized by U.S. government obligations, value $306,002,298, 4.00% to 10.00%, 10/1/07 to 7/1/37).	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $350,158,375 (collateralized by non-U.S. government debt securities, value $367,500,000, 5.15% to 10.25%, 1/15/08 to 9/20/51).	350,000,000	350,000,000
Goldman Sachs & Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,000, 5.70% to 6.32%, 11/15/36 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $100,045,167 (collateralized by non-U.S. government debt securities, value $105,000,000, 0.00% to 6.50%, 11/15/17 to 2/25/46).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.50%, dated 6/29/07, due 7/2/07, maturity value $125,057,292 (collateralized by non-U.S. government debt securities, value $131,250,001, 0.00% to 10.00%, 12/1/08 to 6/6/17).	125,000,000	125,000,000

Security	Face Amount	Value
Lehman Brothers Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,783, 4.13% to 7.65%, 4/1/12 to 1/1/40).	$100,000,000	$100,000,000
Lehman Brothers Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $151,402,750 (collateralized by non-U.S. government debt securities, value $157,506,572, 0.12% to 7.53%, 1/15/21 to 12/25/46).(b)	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $75,705,250 (collateralized by non-U.S. government debt securities, value $78,750,538, 0.00% to 9.07%, 5/25/32 to 2/12/49).(b)	75,000,000	75,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $250,113,542 (collateralized by non-U.S. government debt securities, value $257,501,114, 4.95% to 6.25%, 5/15/10 to 6/1/27).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,290,000,000)		2,290,000,000

TIME DEPOSITS – 6.68%
Danske Bank
5.37%, 07/02/07	350,000,000	350,000,000
Deutsche Bank AG
5.34%, 07/02/07	19,384,000	19,384,000
KBC Bank
5.40%, 07/02/07	300,000,000	300,000,000

TOTAL TIME DEPOSITS
(Cost: $669,384,000)		669,384,000

VARIABLE & FLOATING RATE NOTES – 37.48%
AIG Matched Funding Corp.
5.36%, 06/16/08(a)	10,000,000	9,999,821
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	45,000,000	45,000,000
5.35%, 07/25/08(a)	160,000,000	160,004,043
5.36%, 06/13/08(a)	85,000,000	85,019,724
5.39%, 07/08/08(a)	58,000,000	58,006,252

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 05/19/08(a)	$50,000,000	$50,000,000
Arkle Master Issuer PLC
Series 2007-1A Class 1A
5.30%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Bear Stearns Companies Inc. (The)
5.36%, 07/09/07(b)	300,000,000	300,000,000
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	55,000,000	54,998,194
Citigroup Global Markets
Holdings Inc.
5.32%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.42%, 03/14/08(a)	50,000,000	50,000,000
Deutsche Bank NY
5.29%, 07/01/08	100,000,000	99,990,590
General Electric Capital Corp.
5.28%, 07/23/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.33%, 08/13/07(a)	45,000,000	45,001,063
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,000,000
Holmes Financing PLC
Series 10A Class 1A
5.29%, 07/16/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	45,000,000	45,000,000
Kestrel Funding LLC
5.30%, 07/11/07(a)	35,000,000	34,999,886
Leafs LLC
5.32%, 12/20/07(a)	49,354,732	49,354,732
5.32%, 01/22/08(a)	51,713,783	51,713,783
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.35%, 07/03/08(a)	139,680,000	139,685,571
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Funding
5.43%, 08/01/07(a)(b)	15,000,000	15,000,000
5.46%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.36%, 07/02/08	100,000,000	100,000,000
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,000,000
5.44%, 07/27/08(a)	50,000,000	50,000,000
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.34%, 04/24/08(a)	45,000,000	44,981,973
Newcastle CDO Ltd.
Series 2005-6A Class IM2
5.34%, 01/24/08(a)	35,000,000	34,996,023

Security	Face Amount	Value
Rabobank Nederland NV
5.32%, 06/13/08(a)	$140,000,000	$140,000,000
Royal Bank of Canada
5.29%, 07/03/08(a)	100,000,000	100,000,000
Strips III LLC
5.37%, 07/24/07(a)	16,805,783	16,805,783
Tango Finance Corp.
5.33%, 07/16/07(a)	53,000,000	52,999,762
UBS AG/Stamford Branch
5.29%, 06/16/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	100,000,000	100,000,000
5.36%, 12/21/07	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
5.31%, 07/25/07(a)	14,754,339	14,754,339
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	51,794,966	51,794,966
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	80,000,000	80,000,000
White Pine Finance LLC
5.28%, 07/16/07(a)	70,000,000	69,999,384
5.30%, 06/20/08(a)	35,000,000	34,995,835
5.32%, 08/20/07(a)	80,000,000	79,996,822
Wind Master Trust
Series 2005-J2A Class A2
5.31%, 07/25/07(a)	32,870,000	32,870,000
Wind Master Trust
Series 2007-K1
5.32%, 03/25/08(a)	27,452,000	27,452,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,756,462,391)		3,756,462,391

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $9,998,123,402)		9,998,123,402

Other Assets, Less Liabilities – 0.25%		25,328,325

NET ASSETS – 100.00%		$10,023,451,727

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $19,406,467 (collateralized by U.S. government obligations, value $19,788,317, 3.00% to 6.25%, 11/15/07 to 8/15/23).	$19,400,000	$19,400,000
Credit Suisse First Boston Tri-Party 4.45%, dated 6/29/07, due 7/2/07, maturity value $9,503,523 (collateralized by U.S. government obligations, value $9,691,492, 4.50% to 11.75%, 11/15/12 to 2/15/36).	9,500,000	9,500,000
Goldman Sachs Group Inc. (The) Tri-Party 4.30%, dated 6/29/07, due 7/2/07, maturity value $24,008,600 (collateralized by U.S. government obligations, value $24,480,612, 3.88%, 7/31/07).	24,000,000	24,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $24,695,229 (collateralized by U.S. government obligations, value $25,182,082, 2.63% to 9.50%, 8/15/07 to 11/15/27).	24,687,000	24,687,000
Merrill Lynch & Co. Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $20,006,667 (collateralized by U.S. government obligations, value $20,401,803, 4.25%, 10/5/11).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $97,587,000)		97,587,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $97,587,000)		97,587,000

Other Assets, Less Liabilities – 0.00%		1,332

NET ASSETS – 100.00%		$97,588,332

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$62,755,000	100.01%
Other Net Assets	(6,131)	(0.01)

TOTAL	$62,748,869	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,756,462,391	37.48%
Commercial Paper	2,388,403,268	23.83
Repurchase Agreements	2,290,000,000	22.84
Time Deposits	669,384,000	6.68
Medium-Term Notes	490,077,448	4.89
Certificates of Deposit	403,796,295	4.03
Other Net Assets	25,328,325	0.25

TOTAL	$10,023,451,727	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$97,587,000	100.00%
Other Net Assets	1,332	0.00

TOTAL	$97,588,332	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$21,888,125,456	$7,708,123,402	$—
Repurchase agreements, at value and cost (Note 1)	62,755,000	3,576,599,000	2,290,000,000	97,587,000

Total value of investments	$62,755,000	$25,464,724,456	$9,998,123,402	$97,587,000
Cash	566	808	847	76
Receivables:
Interest	18,671	45,484,427	25,945,053	22,323
Due from investment adviser	—	—	—	2,190

Total Assets	62,774,237	25,510,209,691	10,024,069,302	97,611,589

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,906	1,388,263	577,951	—
Accrued expenses (Note 2)	23,462	27,146	39,624	23,257

Total Liabilities	25,368	1,415,409	617,575	23,257

NET ASSETS	$62,748,869	$25,508,794,282	$10,023,451,727	$97,588,332

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$3,079,920	$331,496,987	$245,192,691	$4,351,637

Total investment income	3,079,920	331,496,987	245,192,691	4,351,637

EXPENSES (Note 2)
Investment advisory fees	57,806	6,162,442	4,574,114	83,565
Professional fees	12,308	27,406	33,292	12,249
Independent trustees’ fees	423	19,285	25,828	364

Total expenses	70,537	6,209,133	4,633,234	96,178
Less expense reductions (Note 2)	(30,073)	(1,895,412)	(1,431,368)	(96,178)

Net expenses	40,464	4,313,721	3,201,866	—

Net investment income	3,039,456	327,183,266	241,990,825	4,351,637

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	41	10,874	—

Net realized gain	—	41	10,874	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,039,456	$327,183,307	$242,001,699	$4,351,637

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,039,456	$8,595,707	$327,183,266	$326,145,594
Net realized gain	—	—	41	1,615

Net increase in net assets resulting from operations	3,039,456	8,595,707	327,183,307	326,147,209

Interestholder transactions:
Contributions	276,969,232	797,609,141	32,113,075,932	38,273,990,665
Withdrawals	(384,544,828)	(1,033,386,805)	(13,856,429,846)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(107,575,596)	(235,777,664)	18,256,646,086	296,234,680

Increase (decrease) in net assets	(104,536,140)	(227,181,957)	18,583,829,393	622,381,889

NET ASSETS:
Beginning of period	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of period	$62,748,869	$167,285,009	$25,508,794,282	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$241,990,825	$505,426,117	$4,351,637	$4,303,455
Net realized gain	10,874	65,629	—	—

Net increase in net assets resulting from operations	242,001,699	505,491,746	4,351,637	4,303,455

Interestholder transactions:
Contributions	41,227,808,945	64,798,575,033	479,036,878	778,069,880
Withdrawals	(39,719,441,542)	(68,524,371,054)	(571,284,451)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	1,508,367,403	(3,725,796,021)	(92,247,573)	77,687,316

Increase (decrease) in net assets	1,750,369,102	(3,220,304,275)	(87,895,936)	81,990,771

NET ASSETS:
Beginning of period	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of period	$10,023,451,727	$8,273,082,625	$97,588,332	$185,484,268

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees of $30,073, $1,895,412, $1,431,368 and $96,178 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for

28

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.26%		4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	2.64	%(c)	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%		1.15%		1.80%
Total return	2.66	%(c)	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	5.29%		4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	2.65	%(c)	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.21%		5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	2.61	%(c)	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Groups over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally in line with

30

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

or lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolios were lower than the overall expenses for the funds in their Lipper Expense Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2006 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

31

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for certain of the Master Portfolios and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

32

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MM10707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

INSTITUTIONAL MONEY MARKET FUND

AON CAPTIVES SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

INSTITUTIONAL MONEY MARKET FUND

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Aon Captives Shares
Actual	$1,000.00	$1,026.00	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

(a)	This ratio includes net expenses charged to the Money Market Master Portfolio and includes the Fund’s expense reductions during the period.
(b)

Expenses are calculated using the Fund’s annualized expense ratio of the Aon Captives Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investment in Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$7,302,407,333

Total Assets	7,302,407,333

LIABILITIES
Payables:
Distribution to shareholders	29,840,364
Administration fees (Note 2)	287,122
Distribution fees – Aon Captives Shares (Note 2)	18,952
Accrued expenses (Note 2)	19,169

Total Liabilities	30,165,607

NET ASSETS	$7,272,241,726

Net assets consist of:
Paid-in capital	$7,272,242,889
Undistributed net investment income	421
Accumulated net realized loss	(1,584)

NET ASSETS	$7,272,241,726

Aon Captives Shares
Net Assets	$78,680,368

Shares outstanding(a)	78,680,138

Net asset value and offering price per share	$1.00

Institutional Shares
Net Assets	$5,293,291,937

Shares outstanding(a)	5,293,299,103

Net asset value and offering price per share	$1.00

Premium Shares
Net Assets	$1,733,180,625

Shares outstanding(a)	1,733,177,806

Net asset value and offering price per share	$1.00

Select Shares
Net Assets	$7,455,124

Shares outstanding(a)	7,455,130

Net asset value and offering price per share	$1.00

Trust Shares
Net Assets	$159,633,672

Shares outstanding(a)	159,634,501

Net asset value and offering price per share	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$176,267,363
Expenses(a)	(2,293,476)

Net investment income allocated from Master Portfolio	173,973,887

FUND EXPENSES (Note 2)
Administration fees	2,315,466
Distribution fees – Aon Captives Shares	36,630
Professional fees	21,486
Independent trustees’ fees	16,314

Total fund expenses	2,389,896
Less expense reductions (Note 2)	(691,840)

Net fund expenses	1,698,056

Net investment income	172,275,831

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(764)

Net realized loss	(764)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,275,067

(a)	Net of investment advisory fee reductions in the amount of $1,012,211.

The accompanying notes are an integral part of these financial statements.

3

INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$172,275,831	$272,811,415
Net realized gain (loss)	(764)	1,322

Net increase in net assets resulting from operations	172,275,067	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(1,901,714)	(3,715,877)
Institutional Shares	(123,701,210)	(186,931,038)
Premium Shares	(42,512,199)	(78,290,437)
Select Shares	(82,716)	(291,403)
Trust Shares	(4,108,891)	(3,586,798)

Total distributions to shareholders	(172,306,730)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	9,597,966	(8,815,803)
Institutional Shares	1,094,590,045	712,850,474
Premium Shares	412,146,547	(482,128,328)
Select Shares	6,226,189	(23,711,270)
Trust Shares	(37,845,701)	197,376,819

Net increase in net assets resulting from capital share transactions	1,484,715,046	395,571,892

Increase in net assets	1,484,683,383	395,569,076

NET ASSETS:
Beginning of period	5,787,558,343	5,391,989,267

End of period	$7,272,241,726	$5,787,558,343

Undistributed net investment income included in net assets at end of period	$421	$31,320

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec 31, 2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01	0.01		0.02
Net realized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	—

Total from investment operations	0.03		0.05	0.03	0.01	0.01		0.02

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)		(0.02)
Net realized gain	—		—	—	—	(0.00	)(a)	—

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)		(0.02)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return	2.60	%(b)	5.00%	3.19%	1.29%	1.04%		1.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,680		$69,083	$77,899	$106,433	$55,399		$8,211
Ratio of expenses to average net assets(c)	0.20%		0.19%	0.15%	0.15%	0.22%		0.22%
Ratio of expenses to average net assets prior to expense reductions(c)	0.25%		0.23%	0.22%	0.22%	n/a		n/a
Ratio of net investment income to average net assets(c)	5.19%		4.86%	3.07%	1.35%	0.97%		1.42%

(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

5

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Aon Captives Shares of the Institutional Money Market Fund (the “Fund”). In addition, the Fund offers Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (28.63%, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. In addition, the Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

6

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Fund. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Fund. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Fund.

SEI Investments Distribution Company (“SEI”) is the Fund’s distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Institutional Shares, Premium Shares, Select Shares or Trust Shares.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Fund’s transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Fund for which BGI receives a fee paid by the Fund. BGI, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Fund. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of the Fund’s Aon Captives Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Fund. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI waived and/or credited administration fees of $7,748 for the Aon Captives Shares of the Fund.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Aon Captives Shares of the Fund were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	13,767,469	$13,767,469	57,891,500	$57,891,500
Shares issued in reinvestment of dividends and distributions	508,497	508,497	794,047	794,047
Shares redeemed	(4,678,000)	(4,678,000)	(67,501,350)	(67,501,350)

Net increase (decrease)	9,597,966	$9,597,966	(8,815,803)	$(8,815,803)

7

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Fund did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

8

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.02%
Credit Suisse First Boston NY
5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale
5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER – 43.40%
Amstel Funding Corp.
5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp.
5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding
5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc.
5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC
5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc.
5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC
5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC
5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC
5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd.
5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	20,000,000	19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139

Security	Face Amount	Value
5.28%, 07/09/07(a)	$135,623,000	$135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC
5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization
5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc.
5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866
Giro Multi-Funding Corp.
5.30%, 07/09/07(a)	150,000,000	149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC
5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC
5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp.
5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust
5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis
5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160
Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667

Sigma Finance Inc.
5.09%, 01/10/08	90,000,000	87,528,925

9

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
5.09%, 02/12/08(a)	$100,000,000	$96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER
(Cost: $11,071,266,296)		11,071,266,296

Security	Face Amount	Value

MEDIUM-TERM NOTES – 4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	$100,000,000	$100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM-TERM NOTES
(Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS – 14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	290,000,000	290,000,000

10

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	$175,492,000	$175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000

Security	Face Amount	Value
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	$100,000,000	$100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,576,599,000)		3,576,599,000

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value

TIME DEPOSITS – 0.75%
Deutsche Bank AG
5.34%, 07/02/07	$189,247,000	$189,247,000

TOTAL TIME DEPOSITS
(Cost: $189,247,000)		189,247,000

VARIABLE & FLOATING RATE NOTES – 35.31%
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091
ANZ National International Ltd.
5.32%, 07/03/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975

Security	Face Amount	Value
DEPFA Bank PLC
5.42%, 03/14/08(a)	$200,000,000	$200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379
Florida Heart Group PA/Florida Heart Group Holdings
5.32%, 07/06/07	8,540,000	8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC
Series 2005-3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.30%, 04/24/08(a)	$112,040,250	$112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360
Master Funding LLC
5.35%, 10/25/07(a)	109,564,000	109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB
5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I
5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada
5.29%, 07/03/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken
5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale
5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp.
5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc.
5.32%, 07/06/07(a)	18,860,000	18,860,000

Security	Face Amount	Value
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	$150,000,000	$150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/07(a)	73,771,690	73,771,690
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp.
5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust Series 2005-J2A Class A2
5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities – 0.17%		44,069,826

NET ASSETS – 100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

13

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

June 30, 2007

Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

This table is not part of the financial statements.

14

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$21,888,125,456
Repurchase agreements, at value and cost (Note 1)	3,576,599,000

Total value of investments	25,464,724,456
Cash	808
Receivables:
Interest	45,484,427

Total Assets	25,510,209,691

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,388,263
Accrued expenses (Note 2)	27,146

Total Liabilities	1,415,409

NET ASSETS	$25,508,794,282

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$331,496,987

Total investment income	331,496,987

EXPENSES (Note 2)
Investment advisory fees	6,162,442
Professional fees	27,406
Independent trustees’ fees	19,285

Total expenses	6,209,133
Less expense reductions (Note 2)	(1,895,412)

Net expenses	4,313,721

Net investment income	327,183,266

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	41

Net realized gain	41

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,183,307

STATEMENTS OF CHANGES IN NET ASSETS	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$327,183,266	$326,145,594
Net realized gain	41	1,615

Net increase in net assets resulting from operations	327,183,307	326,147,209

Interestholder transactions:
Contributions	32,113,075,932	38,273,990,665
Withdrawals	(13,856,429,846)	(37,977,755,985)

Net increase in net assets resulting from interestholder transactions	18,256,646,086	296,234,680

Increase in net assets	18,583,829,393	622,381,889

NET ASSETS:
Beginning of period	6,924,964,889	6,302,583,000

End of period	$25,508,794,282	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

16

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees in the amount of $1,895,412 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolio did not have a liability for uncertain tax positions or unrecognized tax benefits.

17

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%	1.15%	1.80%
Total return	2.66	%(b)	5.13%	3.28%	1.39%	1.16%	1.84%

(a)	Annualized for periods of less than one year.
(b)	Not annualized.

18

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the investment performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

MASTER PORTFOLIO’S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Fund than to the Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally in line with or lower than the advisory fee rates of the funds in its Lipper Expense Group. The Board also noted that overall expenses for the Master Portfolio were lower than the overall expenses for the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of advisory fee amounts for the Master Portfolio during the year ended December 31, 2006 and

19

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited) (Continued)

BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolio. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to the Master Portfolio while providing services at a loss to certain other series of MIP, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Master Portfolio’s Advisory Contract was within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rate for the Master Portfolio and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does

20

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited) (Continued)

not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally does not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

21

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MMA0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

PREMIUM SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,025.90	0.17%	$0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.17	0.85
Institutional Money Market
Premium Shares
Actual	1,000.00	1,026.30	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Prime Money Market
Premium Shares
Actual	1,000.00	1,026.10	0.17	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.17	0.85
Treasury Money Market
Premium Shares
Actual	1,000.00	1,025.80	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Premium Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$62,748,869	$7,302,407,333	$8,911,092,361	$97,588,332

Total Assets	62,748,869	7,302,407,333	8,911,092,361	97,588,332

LIABILITIES
Payables:
Distribution to shareholders	270,407	29,840,364	38,479,048	492,782
Administration fees (Note 2)	4,519	287,122	443,106	3,378
Distribution fees – Aon Captives Shares (Note 2)	—	18,952	—	—
Accrued expenses (Note 2)	14,309	19,169	27,343	14,099

Total Liabilities	289,235	30,165,607	38,949,497	510,259

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Net assets consist of:
Paid-in capital	$62,459,634	$7,272,242,889	$8,872,132,842	$97,078,073
Undistributed (distributions in excess of) net investment income	—	421	(57,113)	—
Undistributed net realized gain (accumulated net realized loss)	—	(1,584)	67,135	—

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Aon Captives Shares
Net Assets	$—	$78,680,368	$—	$—

Shares outstanding(a)	—	78,680,138	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$799,396	$5,293,291,937	$7,179,637,854	$93,500,000

Shares outstanding(a)	799,396	5,293,299,103	7,179,628,624	93,500,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$37,967,929	$1,733,180,625	$1,572,848,461	$3,378,073

Shares outstanding(a)	37,967,929	1,733,177,806	1,572,847,116	3,378,073

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$23,592,309	$7,455,124	$119,556,549	$100,000

Shares outstanding(a)	23,592,309	7,455,130	119,557,102	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$159,633,672	$100,000	$100,000

Shares outstanding(a)	100,000	159,634,501	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$3,079,920	$176,267,363	$218,632,541	$4,351,639
Expenses(a)	(40,464)	(2,293,476)	(2,855,074)	—

Net investment income allocated from corresponding Master Portfolio	3,039,456	173,973,887	215,777,467	4,351,639

FUND EXPENSES (Note 2)
Administration fees	65,194	2,315,466	2,488,132	68,579
Distribution fees – Aon Captives Shares	—	36,630	—	—
Professional fees	8,776	21,486	27,172	8,712
Independent trustees’ fees	426	16,314	22,618	364

Total fund expenses	74,396	2,389,896	2,537,922	77,655
Less expense reductions (Note 2)	(12,625)	(691,840)	(54,341)	(45,764)

Net fund expenses	61,771	1,698,056	2,483,581	31,891

Net investment income	2,977,685	172,275,831	213,293,886	4,319,748

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(764)	9,829	—

Net realized gain (loss)	—	(764)	9,829	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,685	$172,275,067	$213,303,715	$4,319,748

(a)	Net of investment advisory fee reductions in the amounts of $30,073, $1,012,211, $1,276,406 and $96,178, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,977,685	$8,450,809	$172,275,831	$272,811,415
Net realized gain (loss)	—	—	(764)	1,322

Net increase in net assets resulting from operations	2,977,685	8,450,809	172,275,067	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,901,714)	(3,715,877)
Institutional Shares	(118,359)	(2,592,685)	(123,701,210)	(186,931,038)
Premium Shares	(1,983,250)	(3,831,192)	(42,512,199)	(78,290,437)
Select Shares	(873,448)	(2,022,076)	(82,716)	(291,403)
Trust Shares	(2,628)	(4,856)	(4,108,891)	(3,586,798)

Total distributions to shareholders	(2,977,685)	(8,450,809)	(172,306,730)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	9,597,966	(8,815,803)
Institutional Shares	404,134	(168,804,945)	1,094,590,045	712,850,474
Premium Shares	(85,564,175)	(59,710,662)	412,146,547	(482,128,328)
Select Shares	(19,090,371)	1,970,382	6,226,189	(23,711,270)
Trust Shares	(7,892)	4,739	(37,845,701)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(104,258,304)	(226,540,486)	1,484,715,046	395,571,892

Increase (decrease) in net assets	(104,258,304)	(226,540,486)	1,484,683,383	395,569,076

NET ASSETS:
Beginning of period	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of period	$62,459,634	$166,717,938	$7,272,241,726	$5,787,558,343

Undistributed net investment income included in net assets at end of period	$—	$—	$421	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$213,293,886	$429,601,632	$4,319,748	$4,296,626
Net realized gain	9,829	57,306	—	—

Net increase in net assets resulting from operations	213,303,715	429,658,938	4,319,748	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(167,418,877)	(296,267,556)	(2,829,444)	(3,943,200)
Premium Shares	(44,765,399)	(131,802,661)	(228,067)	(33,439)
Select Shares	(1,169,634)	(1,540,469)	(1,259,619)	(315,134)
Trust Shares	(2,652)	(4,899)	(2,618)	(4,853)

Total distributions to shareholders	(213,356,562)	(429,615,585)	(4,319,748)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	1,263,839,069	(606,011,616)	(33,017,575)	26,175,036
Premium Shares	21,215,171	(1,682,103,111)	1,266,526	(434,856)
Select Shares	97,914,329	(59,716,384)	(55,818,956)	55,815,617
Trust Shares	(8,148)	4,782	(7,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	1,382,960,421	(2,347,826,329)	(87,577,780)	81,560,530

Increase (decrease) in net assets	1,382,907,574	(2,347,782,976)	(87,577,780)	81,560,530

NET ASSETS:
Beginning of period	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of period	$8,872,142,864	$7,489,235,290	$97,078,073	$184,655,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,113)	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Premium Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.59	%(b)	4.99%	3.23%	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,968		$123,532	$183,243	$100
Ratio of expenses to average net assets(c)	0.17%		0.17%	0.08%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.24%		0.21%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	5.17%		4.88%	3.54%	1.86%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Premium Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Dec. 2, 2002(a) to Dec. 31, 2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01		0.01		0.00	(b)
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	0.00 (b)	(0.00	)(b)	0.00	(b)	—

Total from investment operations	0.03		0.05	0.03	0.01		0.01		0.00	(b)

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)		(0.00	)(b)
Net realized gain	—		—	—	—		(0.00	)(b)	—

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)		(0.00	)(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return	2.63	%(c)	5.05%	3.24%	1.34%		1.10%		0.11	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,733,181		$1,321,042	$1,803,171	$1,217,388		$290,099		$5
Ratio of expenses to average net assets(d)	0.15%		0.15%	0.10%	0.10%		0.17%		0.25%
Ratio of expenses to average net assets prior to expense reductions(d)	0.20%		0.19%	0.17%	0.17%		n/a		n/a
Ratio of net investment income to average net assets(d)	5.24%		4.93%	3.24%	1.45%		0.98%		1.51%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Premium Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.03		0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—		—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return	2.61	%(c)	5.02%	3.21%	1.35%		0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,572,848		$1,551,648	$3,233,738	$5,247,105		$964,243
Ratio of expenses to average net assets(d)	0.17%		0.16%	0.13%	0.07%		0.09%
Ratio of expenses to average net assets prior to expense reductions(d)	0.20%		0.19%	0.17%	0.17%		n/a
Ratio of net investment income to average net assets(d)	5.20%		4.88%	3.08%	1.62%		1.02%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Premium Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.58	%(b)	4.99%	3.15%	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,378		$2,112	$2,546	$100
Ratio of expenses to average net assets(c)	0.06%		0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.23%		0.23%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	5.17%		4.61%	3.83%	1.77%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 28.63%, 88.90% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.10% of the average daily net assets of each Fund’s Premium Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI waived and/or credited administration fees of $6,121, $171,582, $10,525 and $2,399 for the Premium Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Premium Shares of the Funds were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Government Money Market Fund
Shares sold	21,279,145	$21,279,145	565,169,010	$565,169,010
Shares issued in reinvestment of dividends and distributions	1,852,945	1,852,945	2,880,744	2,880,744
Shares redeemed	(108,696,265)	(108,696,265)	(627,760,416)	(627,760,416)

Net decrease	(85,564,175)	$(85,564,175)	(59,710,662)	$(59,710,662)

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Institutional Money Market Fund
Shares sold	6,233,432,961	$6,233,432,961	7,528,346,842	$7,528,346,842
Shares issued in reinvestment of dividends and distributions	37,165,391	37,165,391	73,667,121	73,667,121
Shares redeemed	(5,858,451,805)	(5,858,451,805)	(8,084,142,291)	(8,084,142,291)

Net increase (decrease)	412,146,547	$412,146,547	(482,128,328)	$(482,128,328)

Prime Money Market Fund
Shares sold	6,869,225,779	$6,869,225,779	14,180,801,372	$14,180,801,372
Shares issued in reinvestment of dividends and distributions	37,409,962	37,409,962	90,425,802	90,425,802
Shares redeemed	(6,885,420,570)	(6,885,420,570)	(15,953,330,285)	(15,953,330,285)

Net increase (decrease)	21,215,171	$21,215,171	(1,682,103,111)	$(1,682,103,111)

Treasury Money Market Fund
Shares sold	19,013,791	$19,013,791	17,849,839	$17,849,839
Shares issued in reinvestment of dividends and distributions	202,531	202,531	66,473	66,473
Shares redeemed	(17,949,796)	(17,949,796)	(18,351,168)	(18,351,168)

Net increase (decrease)	1,266,526	$1,266,526	(434,856)	$(434,856)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

12

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Bank of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,001, 5.00%, 5/1/35).	$9,400,000	$9,400,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $10,004,475 (collateralized by U.S. government obligations, value $10,200,000, 5.50%, 6/1/33).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $9,404,214 (collateralized by U.S. government obligations, value $9,588,955, 4.71% to 6.00%, 4/1/17 to 6/1/37).	9,400,000	9,400,000
Goldman Sachs Group Inc. (The) Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,000, 4.00% to 8.00%, 10/1/08 to 6/1/37).	9,400,000	9,400,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,559,260 (collateralized by U.S. government obligations, value $9,748,035, 3.73% to 10.00%, 12/1/11 to 10/1/44).	9,555,000	9,555,000
Merrill Lynch & Co. Inc. Tri-Party 5.34%, dated 6/29/07, due 7/2/07, maturity value $15,006,675 (collateralized by U.S. government obligations, value $15,451,448, 0.00% to 6.00%, 12/15/21 to 1/25/37).	15,000,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $62,755,000)		62,755,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $62,755,000)		62,755,000

Other Assets, Less Liabilities – (0.01)%		(6,131)

NET ASSETS – 100.00%		$62,748,869

The accompanying notes are an integral part of these financial statements.

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.02%
Credit Suisse First Boston NY
5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale
5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER – 43.40%
Amstel Funding Corp.
5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp.
5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding
5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc.
5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC
5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc.
5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC
5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC
5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC
5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd.
5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532

Security	Face Amount	Value
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	$20,000,000	$19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139
5.28%, 07/09/07(a)	135,623,000	135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC
5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization
5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc.
5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866
Giro Multi-Funding Corp.
5.30%, 07/09/07(a)	150,000,000	149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC
5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC
5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp.
5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust
5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis
5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160
Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Sigma Finance Inc.
5.09%, 01/10/08	$90,000,000	$87,528,925
5.09%, 02/12/08(a)	100,000,000	96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER
(Cost: $11,071,266,296)		11,071,266,296

Security	Face Amount	Value

MEDIUM-TERM NOTES – 4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	$100,000,000	$100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM-TERM NOTES
(Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS – 14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	290,000,000	290,000,000

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	$175,492,000	$175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000

Security	Face Amount	Value
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	$100,000,000	$100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,576,599,000)		3,576,599,000

TIME DEPOSITS – 0.75%
Deutsche Bank AG 5.34%, 07/02/07	189,247,000	189,247,000

TOTAL TIME DEPOSITS
(Cost: $189,247,000)		189,247,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES – 35.31%
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	$75,000,000	$75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091
ANZ National International Ltd.
5.32%, 07/03/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd.
2003-2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975
DEPFA Bank PLC
5.42%, 03/14/08(a)	200,000,000	200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379

Security	Face Amount	Value
Florida Heart Group PA/Florida Heart Group Holdings
5.32%, 07/06/07	$8,540,000	$8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC Series 2005-3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.30%, 04/24/08(a)	112,040,250	112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Master Funding LLC
5.35%, 10/25/07(a)	$109,564,000	$109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd.
Series 2005-6A Class IM2
5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB
5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I
5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada
5.29%, 07/03/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken
5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale
5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp.
5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc.
5.32%, 07/06/07(a)	18,860,000	18,860,000

Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	150,000,000	150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000

Security	Face Amount	Value
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A 5.31%, 07/25/07(a)	$73,771,690	$73,771,690
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM 5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M 5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM 5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co. 5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp. 5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust Series 2005-J2A Class A2 5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities – 0.17%		44,069,826

NET ASSETS – 100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 4.03%
HBOS Treasury Services PLC
5.26%, 05/14/08	$60,000,000	$60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
5.36%, 11/13/07	80,000,000	80,000,000
Rabobank Nederland NV NY
5.25%, 09/06/07	48,800,000	48,796,295
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000
Societe Generale
5.27%, 05/14/08	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $403,796,295)		403,796,295

COMMERCIAL PAPER – 23.83%
Cancara Asset Securitisation Ltd.
5.23%, 07/23/07(a)	50,000,000	49,832,931
5.32%, 07/27/07(a)	92,500,000	92,130,925
Cantabric Finance LLC
5.24%, 07/24/07(a)	25,000,000	24,912,667
Cheyne Finance LLC
5.15%, 10/10/07(a)	75,000,000	73,905,625
5.20%, 11/26/07(a)	20,000,000	19,569,556
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	25,000,000	24,834,209
5.21%, 08/28/07(a)	60,000,000	59,487,683
5.21%, 11/28/07(a)	86,226,000	84,341,698
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	52,033,000	51,312,371
5.33%, 08/02/07(a)	150,000,000	149,267,125
Gemini Securitization Corp.
5.23%, 07/05/07(a)	20,950,000	20,934,782
5.23%, 07/19/07(a)	50,000,000	49,861,986
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.07%, 09/07/07	40,000,000	39,611,299
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	80,000,000	79,815,466
Grampian Funding LLC
5.14%, 09/19/07(a)	100,000,000	98,844,625
5.18%, 07/06/07(a)	50,000,000	49,956,833
Lexington Parker Capital Co. LLC
5.20%, 07/25/07(a)	25,000,000	24,909,722
Nationwide Building Society
5.21%, 08/08/07	85,500,000	85,017,423
Natixis
5.24%, 07/27/07(a)	100,000,000	99,607,000
Nelnet Student Asset Funding LLC
5.32%, 07/11/07(a)	38,151,000	38,088,984
5.35%, 07/26/07(a)	50,000,000	49,806,806
Nestle Capital Corp.
5.19%, 08/09/07	25,000,000	24,855,834

Security	Face Amount	Value
Scaldis Capital LLC
5.14%, 09/21/07(a)	$100,000,000	$98,814,945
Sigma Finance Inc.
5.09%, 01/10/08(a)	50,000,000	48,627,181
5.09%, 02/12/08(a)	50,000,000	48,396,812
5.10%, 01/10/08(a)	40,000,000	38,901,744
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	124,221,597
Solitaire Funding Ltd.
5.23%, 07/03/07(a)	65,000,000	64,971,670
Sydney Capital Corp.
5.32%, 07/16/07(a)	39,477,000	39,383,659
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/13/07(a)	34,284,000	34,064,430
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	250,000,000	249,340,000
Ticonderoga Master Funding Ltd.
5.33%, 08/07/07(a)	64,798,000	64,433,439
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	75,000,000	74,816,011

TOTAL COMMERCIAL PAPER
(Cost: $2,388,403,268)		2,388,403,268

MEDIUM-TERM NOTES – 4.89%
Asscher Finance Corp.
5.42%, 06/25/08(a)	50,000,000	50,000,000
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,997,978
Cullinan Finance Corp.
5.37%, 06/05/08(a)	70,000,000	69,996,739
5.40%, 02/05/08(a)	75,000,000	75,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)	30,000,000	30,000,000
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,082,452
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,000,279

TOTAL MEDIUM-TERM NOTES
(Cost: $490,077,448)		490,077,448

REPURCHASE AGREEMENTS – 22.84%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $41,179,928, 5.00% to 6.00%, 3/25/28 to 3/1/34).	40,000,000	40,000,000

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $200,090,500 (collateralized by non-U.S. government debt securities, value $210,000,001, 2.49% to 6.11%, 4/15/09 to 12/27/22).	$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $250,113,125 (collateralized by non-U.S. government debt securities, value $257,500,000, 4.82% to 7.25%, 7/15/10 to 6/15/18).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $250,111,875 (collateralized by U.S. government obligations, value $255,000,000, 5.00%, 2/1/34).	250,000,000	250,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $300,134,500 (collateralized by U.S. government obligations, value $306,002,298, 4.00% to 10.00%, 10/1/07 to 7/1/37).	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $350,158,375 (collateralized by non-U.S. government debt securities, value $367,500,000, 5.15% to 10.25%, 1/15/08 to 9/20/51).	350,000,000	350,000,000
Goldman Sachs & Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,000, 5.70% to 6.32%, 11/15/36 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $100,045,167 (collateralized by non-U.S. government debt securities, value $105,000,000, 0.00% to 6.50%, 11/15/17 to 2/25/46).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.50%, dated 6/29/07, due 7/2/07, maturity value $125,057,292 (collateralized by non-U.S. government debt securities, value $131,250,001, 0.00% to 10.00%, 12/1/08 to 6/6/17).	125,000,000	125,000,000

Security	Face Amount	Value
Lehman Brothers Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,783, 4.13% to 7.65%, 4/1/12 to 1/1/40).	$100,000,000	$100,000,000
Lehman Brothers Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $151,402,750 (collateralized by non-U.S. government debt securities, value $157,506,572, 0.12% to 7.53%, 1/15/21 to 12/25/46).(b)	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $75,705,250 (collateralized by non-U.S. government debt securities, value $78,750,538, 0.00% to 9.07%, 5/25/32 to 2/12/49).(b)	75,000,000	75,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $250,113,542 (collateralized by non-U.S. government debt securities, value $257,501,114, 4.95% to 6.25%, 5/15/10 to 6/1/27).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,290,000,000)		2,290,000,000

TIME DEPOSITS – 6.68%
Danske Bank
5.37%, 07/02/07	350,000,000	350,000,000
Deutsche Bank AG
5.34%, 07/02/07	19,384,000	19,384,000
KBC Bank
5.40%, 07/02/07	300,000,000	300,000,000

TOTAL TIME DEPOSITS
(Cost: $669,384,000)		669,384,000

VARIABLE & FLOATING RATE NOTES – 37.48%
AIG Matched Funding Corp.
5.36%, 06/16/08(a)	10,000,000	9,999,821
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	45,000,000	45,000,000
5.35%, 07/25/08(a)	160,000,000	160,004,043
5.36%, 06/13/08(a)	85,000,000	85,019,724
5.39%, 07/08/08(a)	58,000,000	58,006,252

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 05/19/08(a)	$50,000,000	$50,000,000
Arkle Master Issuer PLC
Series 2007-1A Class 1A
5.30%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Bear Stearns Companies Inc. (The)
5.36%, 07/09/07(b)	300,000,000	300,000,000
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	55,000,000	54,998,194
Citigroup Global Markets
Holdings Inc.
5.32%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.42%, 03/14/08(a)	50,000,000	50,000,000
Deutsche Bank NY
5.29%, 07/01/08	100,000,000	99,990,590
General Electric Capital Corp.
5.28%, 07/23/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.33%, 08/13/07(a)	45,000,000	45,001,063
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,000,000
Holmes Financing PLC
Series 10A Class 1A
5.29%, 07/16/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	45,000,000	45,000,000
Kestrel Funding LLC
5.30%, 07/11/07(a)	35,000,000	34,999,886
Leafs LLC
5.32%, 12/20/07(a)	49,354,732	49,354,732
5.32%, 01/22/08(a)	51,713,783	51,713,783
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.35%, 07/03/08(a)	139,680,000	139,685,571
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Funding
5.43%, 08/01/07(a)(b)	15,000,000	15,000,000
5.46%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.36%, 07/02/08	100,000,000	100,000,000
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,000,000
5.44%, 07/27/08(a)	50,000,000	50,000,000
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.34%, 04/24/08(a)	45,000,000	44,981,973
Newcastle CDO Ltd.
Series 2005-6A Class IM2
5.34%, 01/24/08(a)	35,000,000	34,996,023

Security	Face Amount	Value
Rabobank Nederland NV
5.32%, 06/13/08(a)	$140,000,000	$140,000,000
Royal Bank of Canada
5.29%, 07/03/08(a)	100,000,000	100,000,000
Strips III LLC
5.37%, 07/24/07(a)	16,805,783	16,805,783
Tango Finance Corp.
5.33%, 07/16/07(a)	53,000,000	52,999,762
UBS AG/Stamford Branch
5.29%, 06/16/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	100,000,000	100,000,000
5.36%, 12/21/07	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
5.31%, 07/25/07(a)	14,754,339	14,754,339
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	51,794,966	51,794,966
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	80,000,000	80,000,000
White Pine Finance LLC
5.28%, 07/16/07(a)	70,000,000	69,999,384
5.30%, 06/20/08(a)	35,000,000	34,995,835
5.32%, 08/20/07(a)	80,000,000	79,996,822
Wind Master Trust
Series 2005-J2A Class A2
5.31%, 07/25/07(a)	32,870,000	32,870,000
Wind Master Trust
Series 2007-K1
5.32%, 03/25/08(a)	27,452,000	27,452,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,756,462,391)		3,756,462,391

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $9,998,123,402)		9,998,123,402

Other Assets, Less Liabilities – 0.25%		25,328,325

NET ASSETS – 100.00%		$10,023,451,727

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

21

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $19,406,467 (collateralized by U.S. government obligations, value $19,788,317, 3.00% to 6.25%, 11/15/07 to 8/15/23).	$19,400,000	$19,400,000
Credit Suisse First Boston Tri-Party 4.45%, dated 6/29/07, due 7/2/07, maturity value $9,503,523 (collateralized by U.S. government obligations, value $9,691,492, 4.50% to 11.75%, 11/15/12 to 2/15/36).	9,500,000	9,500,000
Goldman Sachs Group Inc. (The) Tri-Party 4.30%, dated 6/29/07, due 7/2/07, maturity value $24,008,600 (collateralized by U.S. government obligations, value $24,480,612, 3.88%, 7/31/07).	24,000,000	24,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $24,695,229 (collateralized by U.S. government obligations, value $25,182,082, 2.63% to 9.50%, 8/15/07 to 11/15/27).	24,687,000	24,687,000
Merrill Lynch & Co. Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $20,006,667 (collateralized by U.S. government obligations, value $20,401,803, 4.25%, 10/5/11).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $97,587,000)		97,587,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $97,587,000)		97,587,000

Other Assets, Less Liabilities – 0.00%		1,332

NET ASSETS – 100.00%		$97,588,332

The accompanying notes are an integral part of these financial statements.

22

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$62,755,000	100.01%
Other Net Assets	(6,131)	(0.01)

TOTAL	$62,748,869	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,756,462,391	37.48%
Commercial Paper	2,388,403,268	23.83
Repurchase Agreements	2,290,000,000	22.84
Time Deposits	669,384,000	6.68
Medium-Term Notes	490,077,448	4.89
Certificates of Deposit	403,796,295	4.03
Other Net Assets	25,328,325	0.25

TOTAL	$10,023,451,727	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$97,587,000	100.00%
Other Net Assets	1,332	0.00

TOTAL	$97,588,332	100.00%

These tables are not part of the financial statements.

23

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$21,888,125,456	$7,708,123,402	$—
Repurchase agreements, at value and cost (Note 1)	62,755,000	3,576,599,000	2,290,000,000	97,587,000

Total value of investments	$62,755,000	$25,464,724,456	$9,998,123,402	$97,587,000
Cash	566	808	847	76
Receivables:
Interest	18,671	45,484,427	25,945,053	22,323
Due from investment adviser	—	—	—	2,190

Total Assets	62,774,237	25,510,209,691	10,024,069,302	97,611,589

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,906	1,388,263	577,951	—
Accrued expenses (Note 2)	23,462	27,146	39,624	23,257

Total Liabilities	25,368	1,415,409	617,575	23,257

NET ASSETS	$62,748,869	$25,508,794,282	$10,023,451,727	$97,588,332

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$3,079,920	$331,496,987	$245,192,691	$4,351,637

Total investment income	3,079,920	331,496,987	245,192,691	4,351,637

EXPENSES (Note 2)
Investment advisory fees	57,806	6,162,442	4,574,114	83,565
Professional fees	12,308	27,406	33,292	12,249
Independent trustees’ fees	423	19,285	25,828	364

Total expenses	70,537	6,209,133	4,633,234	96,178
Less expense reductions (Note 2)	(30,073)	(1,895,412)	(1,431,368)	(96,178)

Net expenses	40,464	4,313,721	3,201,866	—

Net investment income	3,039,456	327,183,266	241,990,825	4,351,637

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	41	10,874	—

Net realized gain	—	41	10,874	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,039,456	$327,183,307	$242,001,699	$4,351,637

The accompanying notes are an integral part of these financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,039,456	$8,595,707	$327,183,266	$326,145,594
Net realized gain	—	—	41	1,615

Net increase in net assets resulting from operations	3,039,456	8,595,707	327,183,307	326,147,209

Interestholder transactions:
Contributions	276,969,232	797,609,141	32,113,075,932	38,273,990,665
Withdrawals	(384,544,828)	(1,033,386,805)	(13,856,429,846)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(107,575,596)	(235,777,664)	18,256,646,086	296,234,680

Increase (decrease) in net assets	(104,536,140)	(227,181,957)	18,583,829,393	622,381,889

NET ASSETS:
Beginning of period	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of period	$62,748,869	$167,285,009	$25,508,794,282	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$241,990,825	$505,426,117	$4,351,637	$4,303,455
Net realized gain	10,874	65,629	—	—

Net increase in net assets resulting from operations	242,001,699	505,491,746	4,351,637	4,303,455

Interestholder transactions:
Contributions	41,227,808,945	64,798,575,033	479,036,878	778,069,880
Withdrawals	(39,719,441,542)	(68,524,371,054)	(571,284,451)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	1,508,367,403	(3,725,796,021)	(92,247,573)	77,687,316

Increase (decrease) in net assets	1,750,369,102	(3,220,304,275)	(87,895,936)	81,990,771

NET ASSETS:
Beginning of period	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of period	$10,023,451,727	$8,273,082,625	$97,588,332	$185,484,268

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees of $30,073, $1,895,412, $1,431,368 and $96,178 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.26%		4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	2.64	%(c)	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%		1.15%		1.80%
Total return	2.66	%(c)	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	5.29%		4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	2.65	%(c)	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.21%		5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	2.61	%(c)	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

28

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Groups over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally in line with

29

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

or lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolios were lower than the overall expenses for the funds in their Lipper Expense Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2006 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

30

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for certain of the Master Portfolios and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

31

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MMP0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

SELECT SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Government Money Market
Select Shares
Actual	$1,000.00	$1,025.80	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Institutional Money Market
Select Shares
Actual	1,000.00	1,026.00	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Prime Money Market
Select Shares
Actual	1,000.00	1,025.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Treasury Money Market
Select Shares
Actual	1,000.00	1,025.60	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Select Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$62,748,869	$7,302,407,333	$8,911,092,361	$97,588,332

Total Assets	62,748,869	7,302,407,333	8,911,092,361	97,588,332

LIABILITIES
Payables:
Distribution to shareholders	270,407	29,840,364	38,479,048	492,782
Administration fees (Note 2)	4,519	287,122	443,106	3,378
Distribution fees – Aon Captives Shares (Note 2)	—	18,952	—	—
Accrued expenses (Note 2)	14,309	19,169	27,343	14,099

Total Liabilities	289,235	30,165,607	38,949,497	510,259

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Net assets consist of:
Paid-in capital	$62,459,634	$7,272,242,889	$8,872,132,842	$97,078,073
Undistributed (distributions in excess of) net investment income	—	421	(57,113)	—
Undistributed net realized gain (accumulated net realized loss)	—	(1,584)	67,135	—

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Aon Captives Shares
Net Assets	$—	$78,680,368	$—	$—

Shares outstanding(a)	—	78,680,138	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$799,396	$5,293,291,937	$7,179,637,854	$93,500,000

Shares outstanding(a)	799,396	5,293,299,103	7,179,628,624	93,500,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$37,967,929	$1,733,180,625	$1,572,848,461	$3,378,073

Shares outstanding(a)	37,967,929	1,733,177,806	1,572,847,116	3,378,073

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$23,592,309	$7,455,124	$119,556,549	$100,000

Shares outstanding(a)	23,592,309	7,455,130	119,557,102	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$159,633,672	$100,000	$100,000

Shares outstanding(a)	100,000	159,634,501	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$3,079,920	$176,267,363	$218,632,541	$4,351,639
Expenses(a)	(40,464)	(2,293,476)	(2,855,074)	—

Net investment income allocated from corresponding Master Portfolio	3,039,456	173,973,887	215,777,467	4,351,639

FUND EXPENSES (Note 2)
Administration fees	65,194	2,315,466	2,488,132	68,579
Distribution fees – Aon Captives Shares	—	36,630	—	—
Professional fees	8,776	21,486	27,172	8,712
Independent trustees’ fees	426	16,314	22,618	364

Total fund expenses	74,396	2,389,896	2,537,922	77,655
Less expense reductions (Note 2)	(12,625)	(691,840)	(54,341)	(45,764)

Net fund expenses	61,771	1,698,056	2,483,581	31,891

Net investment income	2,977,685	172,275,831	213,293,886	4,319,748

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(764)	9,829	—

Net realized gain (loss)	—	(764)	9,829	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,685	$172,275,067	$213,303,715	$4,319,748

(a)	Net of investment advisory fee reductions in the amounts of $30,073, $1,012,211, $1,276,406 and $96,178, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,977,685	$8,450,809	$172,275,831	$272,811,415
Net realized gain (loss)	—	—	(764)	1,322

Net increase in net assets resulting from operations	2,977,685	8,450,809	172,275,067	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,901,714)	(3,715,877)
Institutional Shares	(118,359)	(2,592,685)	(123,701,210)	(186,931,038)
Premium Shares	(1,983,250)	(3,831,192)	(42,512,199)	(78,290,437)
Select Shares	(873,448)	(2,022,076)	(82,716)	(291,403)
Trust Shares	(2,628)	(4,856)	(4,108,891)	(3,586,798)

Total distributions to shareholders	(2,977,685)	(8,450,809)	(172,306,730)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	9,597,966	(8,815,803)
Institutional Shares	404,134	(168,804,945)	1,094,590,045	712,850,474
Premium Shares	(85,564,175)	(59,710,662)	412,146,547	(482,128,328)
Select Shares	(19,090,371)	1,970,382	6,226,189	(23,711,270)
Trust Shares	(7,892)	4,739	(37,845,701)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(104,258,304)	(226,540,486)	1,484,715,046	395,571,892

Increase (decrease) in net assets	(104,258,304)	(226,540,486)	1,484,683,383	395,569,076

NET ASSETS:
Beginning of period	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of period	$62,459,634	$166,717,938	$7,272,241,726	$5,787,558,343

Undistributed net investment income included in net assets at end of period	$—	$—	$421	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$213,293,886	$429,601,632	$4,319,748	$4,296,626
Net realized gain	9,829	57,306	—	—

Net increase in net assets resulting from operations	213,303,715	429,658,938	4,319,748	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(167,418,877)	(296,267,556)	(2,829,444)	(3,943,200)
Premium Shares	(44,765,399)	(131,802,661)	(228,067)	(33,439)
Select Shares	(1,169,634)	(1,540,469)	(1,259,619)	(315,134)
Trust Shares	(2,652)	(4,899)	(2,618)	(4,853)

Total distributions to shareholders	(213,356,562)	(429,615,585)	(4,319,748)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	1,263,839,069	(606,011,616)	(33,017,575)	26,175,036
Premium Shares	21,215,171	(1,682,103,111)	1,266,526	(434,856)
Select Shares	97,914,329	(59,716,384)	(55,818,956)	55,815,617
Trust Shares	(8,148)	4,782	(7,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	1,382,960,421	(2,347,826,329)	(87,577,780)	81,560,530

Increase (decrease) in net assets	1,382,907,574	(2,347,782,976)	(87,577,780)	81,560,530

NET ASSETS:
Beginning of period	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of period	$8,872,142,864	$7,489,235,290	$97,078,073	$184,655,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,113)	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Select Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.58	%(b)	4.94%	3.18%	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,592		$42,683	$40,712	$100
Ratio of expenses to average net assets(c)	0.20%		0.21%	0.13%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.29%		0.26%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	5.14%		4.84%	3.90%	1.81%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Select Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	—	0.00 (b)	—

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.60	%(c)	5.00%	3.19%	1.22	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,455		$1,229	$24,940	$6,712
Ratio of expenses to average net assets(d)	0.20%		0.19%	0.15%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.25%		0.23%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	5.19%		4.55%	3.50%	1.93%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Select Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01
Net realized gain	0.00	(b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.59	%(c)	4.97%	3.16%	1.23	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,557		$21,642	$81,359	$170,336
Ratio of expenses to average net assets(d)	0.20%		0.21%	0.18%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.25%		0.24%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	5.17%		4.67%	3.05%	2.11%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Select Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01

Total from investment operations	0.03		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.56	%(b)	4.94%	3.10%	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100		$55,919	$103	$100
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.28%		0.30%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	5.14%		5.15%	3.06%	1.70%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Select Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 28.63%, 88.90% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each Fund’s Select Shares. BGI has contractually agreed to waive a portion of its administration fees through April 30, 2008. After giving effect to such contractual waiver, the administration fees will be 0.13%. From time to time, BGI may waive an additional portion of its administration fees. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI waived and/or credited administration fees of $6,134, $339, $4,828 and $14,915 for the Select Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Select Shares of the Funds were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Government Money Market Fund
Shares sold	50	$50	918,684	$918,684
Shares issued in reinvestment of dividends and distributions	955,231	955,231	1,971,361	1,971,361
Shares redeemed	(20,045,652)	(20,045,652)	(919,663)	(919,663)

Net increase (decrease)	(19,090,371)	$(19,090,371)	1,970,382	$1,970,382

Institutional Money Market Fund
Shares sold	7,867,396	$7,867,396	19,989,636	$19,989,636
Shares issued in reinvestment of dividends and distributions	58,453	58,453	328,230	328,230
Shares redeemed	(1,699,660)	(1,699,660)	(44,029,136)	(44,029,136)

Net increase (decrease)	6,226,189	$6,226,189	(23,711,270)	$(23,711,270)

Prime Money Market Fund
Shares sold	334,195,866	$334,195,866	49,767,285	$49,767,285
Shares issued in reinvestment of dividends and distributions	936,550	936,550	1,645,286	1,645,286
Shares redeemed	(237,218,087)	(237,218,087)	(111,128,955)	(111,128,955)

Net increase (decrease)	97,914,329	$97,914,329	(59,716,384)	$(59,716,384)

Treasury Money Market Fund
Shares sold	139,200,087	$139,200,087	144,900,000	$144,900,000
Shares issued in reinvestment of dividends and distributions	1,558,579	1,558,579	15,617	15,617
Shares redeemed	(196,577,622)	(196,577,622)	(89,100,000)	(89,100,000)

Net increase (decrease)	(55,818,956)	$(55,818,956)	55,815,617	$55,815,617

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,001, 5.00%, 5/1/35).	$9,400,000	$9,400,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $10,004,475 (collateralized by U.S. government obligations, value $10,200,000, 5.50%, 6/1/33).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $9,404,214 (collateralized by U.S. government obligations, value $9,588,955, 4.71% to 6.00%, 4/1/17 to 6/1/37).	9,400,000	9,400,000
Goldman Sachs Group Inc. (The) Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,000, 4.00% to 8.00%, 10/1/08 to 6/1/37).	9,400,000	9,400,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,559,260 (collateralized by U.S. government obligations, value $9,748,035, 3.73% to 10.00%, 12/1/11 to 10/1/44).	9,555,000	9,555,000
Merrill Lynch & Co. Inc. Tri-Party 5.34%, dated 6/29/07, due 7/2/07, maturity value $15,006,675 (collateralized by U.S. government obligations, value $15,451,448, 0.00% to 6.00%, 12/15/21 to 1/25/37).	15,000,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $62,755,000)		62,755,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $62,755,000)		62,755,000

Other Assets, Less Liabilities – (0.01)%		(6,131)

NET ASSETS – 100.00%		$62,748,869

The accompanying notes are an integral part of these financial statements.

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.02%
Credit Suisse First Boston NY 5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC 5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale 5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER – 43.40%
Amstel Funding Corp. 5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp. 5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp. 5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding 5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc. 5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC 5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc. 5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC 5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC 5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC 5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd. 5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC 5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532

Security	Face Amount	Value
Crown Point Capital Co. LLC 5.14%, 10/05/07(a)	$20,000,000	$19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139
5.28%, 07/09/07(a)	135,623,000	135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp. 5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC 5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization 5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc. 5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp. 5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866
Giro Multi-Funding Corp. 5.30%, 07/09/07(a)	150,000,000	149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC 5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC 5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp. 5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust 5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC 5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society 5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis 5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp. 5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC 5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160

Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Sigma Finance Inc.
5.09%, 01/10/08	$90,000,000	$87,528,925
5.09%, 02/12/08(a)	100,000,000	96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER
(Cost: $11,071,266,296)		11,071,266,296

Security	Face Amount	Value

MEDIUM-TERM NOTES – 4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	$100,000,000	$100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM–TERM NOTES
(Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS – 14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	290,000,000	290,000,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	$175,492,000	$175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000

Security	Face Amount	Value
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	$100,000,000	$100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,576,599,000)		3,576,599,000

TIME DEPOSITS – 0.75%
Deutsche Bank AG 5.34%, 07/02/07	189,247,000	189,247,000

TOTAL TIME DEPOSITS
(Cost: $189,247,000)		189,247,000

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES – 35.31%
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	$75,000,000	$75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091
ANZ National International Ltd.
5.32%, 07/03/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand
Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd.
2003-2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975
DEPFA Bank PLC
5.42%, 03/14/08(a)	200,000,000	200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379

Security	Face Amount	Value
Florida Heart Group PA/Florida
Heart Group Holdings
5.32%, 07/06/07	$8,540,000	$8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC
Series 2005-3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables
Series 2006-1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC
Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000
Holmes Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781
Lothian Mortgages Master Issuer PLC
Series 2006-1A Class A1
5.30%, 04/24/08(a)	112,040,250	112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Master Funding LLC 5.35%, 10/25/07(a)	$109,564,000	$109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc. 5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut 5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I 5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co. 5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding 5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires 5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society 5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd. Series 2005-6A Class IM1 5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd. Series 2005-6A Class IM2 5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB 5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC 5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I 5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada 5.29%, 07/03/08(a)	200,000,000	200,000,000
Sedna Finance Inc. 5.33%, 11/15/07(a)	78,000,000	77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken 5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale 5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC 5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp. 5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc. 5.32%, 07/06/07(a)	18,860,000	18,860,000
Union Hamilton Special Funding LLC 5.36%, 09/28/07(a)	150,000,000	150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000

Security	Face Amount	Value
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A 5.31%, 07/25/07(a)	$73,771,690	$73,771,690
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM 5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M 5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM 5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co. 5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp. 5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC 5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust Series 2005-J2A Class A2 5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities – 0.17%		44,069,826

NET ASSETS – 100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 4.03%
HBOS Treasury Services PLC
5.26%, 05/14/08	$60,000,000	$60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
5.36%, 11/13/07	80,000,000	80,000,000
Rabobank Nederland NV NY
5.25%, 09/06/07	48,800,000	48,796,295
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000
Societe Generale
5.27%, 05/14/08	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $403,796,295)		403,796,295

COMMERCIAL PAPER – 23.83%
Cancara Asset Securitisation Ltd.
5.23%, 07/23/07(a)	50,000,000	49,832,931
5.32%, 07/27/07(a)	92,500,000	92,130,925
Cantabric Finance LLC
5.24%, 07/24/07(a)	25,000,000	24,912,667
Cheyne Finance LLC
5.15%, 10/10/07(a)	75,000,000	73,905,625
5.20%, 11/26/07(a)	20,000,000	19,569,556
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	25,000,000	24,834,209
5.21%, 08/28/07(a)	60,000,000	59,487,683
5.21%, 11/28/07(a)	86,226,000	84,341,698
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	52,033,000	51,312,371
5.33%, 08/02/07(a)	150,000,000	149,267,125
Gemini Securitization Corp.
5.23%, 07/05/07(a)	20,950,000	20,934,782
5.23%, 07/19/07(a)	50,000,000	49,861,986
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.07%, 09/07/07	40,000,000	39,611,299
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	80,000,000	79,815,466
Grampian Funding LLC
5.14%, 09/19/07(a)	100,000,000	98,844,625
5.18%, 07/06/07(a)	50,000,000	49,956,833
Lexington Parker Capital Co. LLC
5.20%, 07/25/07(a)	25,000,000	24,909,722
Nationwide Building Society
5.21%, 08/08/07	85,500,000	85,017,423
Natixis
5.24%, 07/27/07(a)	100,000,000	99,607,000
Nelnet Student Asset Funding LLC
5.32%, 07/11/07(a)	38,151,000	38,088,984
5.35%, 07/26/07(a)	50,000,000	49,806,806
Nestle Capital Corp.
5.19%, 08/09/07	25,000,000	24,855,834

Security	Face Amount	Value
Scaldis Capital LLC
5.14%, 09/21/07(a)	$100,000,000	$98,814,945
Sigma Finance Inc.
5.09%, 01/10/08(a)	50,000,000	48,627,181
5.09%, 02/12/08(a)	50,000,000	48,396,812
5.10%, 01/10/08(a)	40,000,000	38,901,744
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	124,221,597
Solitaire Funding Ltd.
5.23%, 07/03/07(a)	65,000,000	64,971,670
Sydney Capital Corp.
5.32%, 07/16/07(a)	39,477,000	39,383,659
Thames Asset Global
Securitization No. 1 Inc.
5.24%, 08/13/07(a)	34,284,000	34,064,430
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	250,000,000	249,340,000
Ticonderoga Master Funding Ltd.
5.33%, 08/07/07(a)	64,798,000	64,433,439
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	75,000,000	74,816,011

TOTAL COMMERCIAL PAPER
(Cost: $2,388,403,268)		2,388,403,268

MEDIUM-TERM NOTES – 4.89%
Asscher Finance Corp.
5.42%, 06/25/08(a)	50,000,000	50,000,000
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,997,978
Cullinan Finance Corp.
5.37%, 06/05/08(a)	70,000,000	69,996,739
5.40%, 02/05/08(a)	75,000,000	75,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)	30,000,000	30,000,000
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,082,452
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,000,279

TOTAL MEDIUM-TERM NOTES
(Cost: $490,077,448)		490,077,448

REPURCHASE AGREEMENTS – 22.84%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $41,179,928, 5.00% to 6.00%, 3/25/28 to 3/1/34).	40,000,000	40,000,000

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $200,090,500 (collateralized by non-U.S. government debt securities, value $210,000,001, 2.49% to 6.11%, 4/15/09 to 12/27/22).	$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $250,113,125 (collateralized by non-U.S. government debt securities, value $257,500,000, 4.82% to 7.25%, 7/15/10 to 6/15/18).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $250,111,875 (collateralized by U.S. government obligations, value $255,000,000, 5.00%, 2/1/34).	250,000,000	250,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $300,134,500 (collateralized by U.S. government obligations, value $306,002,298, 4.00% to 10.00%, 10/1/07 to 7/1/37).	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $350,158,375 (collateralized by non-U.S. government debt securities, value $367,500,000, 5.15% to 10.25%, 1/15/08 to 9/20/51).	350,000,000	350,000,000
Goldman Sachs & Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,000, 5.70% to 6.32%, 11/15/36 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $100,045,167 (collateralized by non-U.S. government debt securities, value $105,000,000, 0.00% to 6.50%, 11/15/17 to 2/25/46).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.50%, dated 6/29/07, due 7/2/07, maturity value $125,057,292 (collateralized by non-U.S. government debt securities, value $131,250,001, 0.00% to 10.00%, 12/1/08 to 6/6/17).	125,000,000	125,000,000

Security	Face Amount	Value
Lehman Brothers Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,783, 4.13% to 7.65%, 4/1/12 to 1/1/40).	$100,000,000	$100,000,000
Lehman Brothers Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $151,402,750 (collateralized by non-U.S. government debt securities, value $157,506,572, 0.12% to 7.53%, 1/15/21 to 12/25/46).(b)	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $75,705,250 (collateralized by non-U.S. government debt securities, value $78,750,538, 0.00% to 9.07%, 5/25/32 to 2/12/49).(b)	75,000,000	75,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $250,113,542 (collateralized by non-U.S. government debt securities, value $257,501,114, 4.95% to 6.25%, 5/15/10 to 6/1/27).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,290,000,000)		2,290,000,000

TIME DEPOSITS – 6.68%
Danske Bank
5.37%, 07/02/07	350,000,000	350,000,000
Deutsche Bank AG
5.34%, 07/02/07	19,384,000	19,384,000
KBC Bank
5.40%, 07/02/07	300,000,000	300,000,000

TOTAL TIME DEPOSITS
(Cost: $669,384,000)		669,384,000

VARIABLE & FLOATING RATE NOTES – 37.48%
AIG Matched Funding Corp.
5.36%, 06/16/08(a)	10,000,000	9,999,821
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	45,000,000	45,000,000
5.35%, 07/25/08(a)	160,000,000	160,004,043
5.36%, 06/13/08(a)	85,000,000	85,019,724
5.39%, 07/08/08(a)	58,000,000	58,006,252

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Arkle Master Issuer PLC Series 2006-1A Class 1A 5.30%, 05/19/08(a)	$50,000,000	$50,000,000
Arkle Master Issuer PLC Series 2007-1A Class 1A 5.30%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing 5.34%, 06/23/08(a)	75,000,000	74,997,897
Bear Stearns Companies Inc. (The) 5.36%, 07/09/07(b)	300,000,000	300,000,000
Brigantine High Grade Funding Ltd. 2006-1A Class A1A 5.35%, 09/05/07(a)	55,000,000	54,998,194
Citigroup Global Markets Holdings Inc. 5.32%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC 5.42%, 03/14/08(a)	50,000,000	50,000,000
Deutsche Bank NY 5.29%, 07/01/08	100,000,000	99,990,590
General Electric Capital Corp. 5.28%, 07/23/08	65,000,000	65,000,000
Harrier Finance Funding LLC 5.33%, 08/13/07(a)	45,000,000	45,001,063
Hartford Life Global Funding Trust 5.36%, 06/13/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A 5.29%, 07/16/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A 5.30%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co. 5.43%, 01/10/08(a)(b)	45,000,000	45,000,000
Kestrel Funding LLC 5.30%, 07/11/07(a)	35,000,000	34,999,886
Leafs LLC 5.32%, 12/20/07(a)	49,354,732	49,354,732
5.32%, 01/22/08(a)	51,713,783	51,713,783
Merrill Lynch & Co. Inc. 5.52%, 11/26/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I 5.35%, 07/03/08(a)	139,680,000	139,685,571
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Funding 5.43%, 08/01/07(a)(b)	15,000,000	15,000,000
5.46%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley 5.36%, 07/02/08	100,000,000	100,000,000
Nationwide Building Society 5.37%, 07/03/08(a)	100,000,000	100,000,000
5.44%, 07/27/08(a)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1 5.34%, 04/24/08(a)	45,000,000	44,981,973
Newcastle CDO Ltd. Series 2005-6A Class IM2 5.34%, 01/24/08(a)	35,000,000	34,996,023

Security	Face Amount	Value
Rabobank Nederland NV 5.32%, 06/13/08(a)	$140,000,000	$140,000,000
Royal Bank of Canada 5.29%, 07/03/08(a)	100,000,000	100,000,000
Strips III LLC 5.37%, 07/24/07(a)	16,805,783	16,805,783
Tango Finance Corp. 5.33%, 07/16/07(a)	53,000,000	52,999,762
UBS AG/Stamford Branch 5.29%, 06/16/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC 5.36%, 09/28/07(a)	100,000,000	100,000,000
5.36%, 12/21/07	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A 5.31%, 07/25/07(a)	14,754,339	14,754,339
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM 5.31%, 07/25/07(a)	51,794,966	51,794,966
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M 5.32%, 07/15/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM 5.34%, 07/15/08(a)	80,000,000	80,000,000
White Pine Finance LLC 5.28%, 07/16/07(a)	70,000,000	69,999,384
5.30%, 06/20/08(a)	35,000,000	34,995,835
5.32%, 08/20/07(a)	80,000,000	79,996,822
Wind Master Trust Series 2005-J2A Class A2 5.31%, 07/25/07(a)	32,870,000	32,870,000
Wind Master Trust Series 2007-K1 5.32%, 03/25/08(a)	27,452,000	27,452,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,756,462,391)		3,756,462,391

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $9,998,123,402)		9,998,123,402

Other Assets, Less Liabilities – 0.25%		25,328,325

NET ASSETS – 100.00%		$10,023,451,727

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $19,406,467 (collateralized by U.S. government obligations, value $19,788,317, 3.00% to 6.25%, 11/15/07 to 8/15/23).	$19,400,000	$19,400,000
Credit Suisse First Boston Tri-Party 4.45%, dated 6/29/07, due 7/2/07, maturity value $9,503,523 (collateralized by U.S. government obligations, value $9,691,492, 4.50% to 11.75%, 11/15/12 to 2/15/36).	9,500,000	9,500,000
Goldman Sachs Group Inc. (The) Tri-Party 4.30%, dated 6/29/07, due 7/2/07, maturity value $24,008,600 (collateralized by U.S. government obligations, value $24,480,612, 3.88%, 7/31/07).	24,000,000	24,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $24,695,229 (collateralized by U.S. government obligations, value $25,182,082, 2.63% to 9.50%, 8/15/07 to 11/15/27).	24,687,000	24,687,000
Merrill Lynch & Co. Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $20,006,667 (collateralized by U.S. government obligations, value $20,401,803, 4.25%, 10/5/11).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $97,587,000)		97,587,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $97,587,000)		97,587,000

Other Assets, Less Liabilities – 0.00%		1,332

NET ASSETS – 100.00%		$97,588,332

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$62,755,000	100.01%
Other Net Assets	(6,131)	(0.01)

TOTAL	$62,748,869	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,756,462,391	37.48%
Commercial Paper	2,388,403,268	23.83
Repurchase Agreements	2,290,000,000	22.84
Time Deposits	669,384,000	6.68
Medium-Term Notes	490,077,448	4.89
Certificates of Deposit	403,796,295	4.03
Other Net Assets	25,328,325	0.25

TOTAL	$10,023,451,727	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$97,587,000	100.00%
Other Net Assets	1,332	0.00

TOTAL	$97,588,332	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$21,888,125,456	$7,708,123,402	$—
Repurchase agreements, at value and cost (Note 1)	62,755,000	3,576,599,000	2,290,000,000	97,587,000

Total value of investments	$62,755,000	$25,464,724,456	$9,998,123,402	$97,587,000
Cash	566	808	847	76
Receivables:
Interest	18,671	45,484,427	25,945,053	22,323
Due from investment adviser	—	—	—	2,190

Total Assets	62,774,237	25,510,209,691	10,024,069,302	97,611,589

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,906	1,388,263	577,951	—
Accrued expenses (Note 2)	23,462	27,146	39,624	23,257

Total Liabilities	25,368	1,415,409	617,575	23,257

NET ASSETS	$62,748,869	$25,508,794,282	$10,023,451,727	$97,588,332

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$3,079,920	$331,496,987	$245,192,691	$4,351,637

Total investment income	3,079,920	331,496,987	245,192,691	4,351,637

EXPENSES (Note 2)
Investment advisory fees	57,806	6,162,442	4,574,114	83,565
Professional fees	12,308	27,406	33,292	12,249
Independent trustees’ fees	423	19,285	25,828	364

Total expenses	70,537	6,209,133	4,633,234	96,178
Less expense reductions (Note 2)	(30,073)	(1,895,412)	(1,431,368)	(96,178)

Net expenses	40,464	4,313,721	3,201,866	—

Net investment income	3,039,456	327,183,266	241,990,825	4,351,637

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	41	10,874	—

Net realized gain	—	41	10,874	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,039,456	$327,183,307	$242,001,699	$4,351,637

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,039,456	$8,595,707	$327,183,266	$326,145,594
Net realized gain	—	—	41	1,615

Net increase in net assets resulting from operations	3,039,456	8,595,707	327,183,307	326,147,209

Interestholder transactions:
Contributions	276,969,232	797,609,141	32,113,075,932	38,273,990,665
Withdrawals	(384,544,828)	(1,033,386,805)	(13,856,429,846)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(107,575,596)	(235,777,664)	18,256,646,086	296,234,680

Increase (decrease) in net assets	(104,536,140)	(227,181,957)	18,583,829,393	622,381,889

NET ASSETS:
Beginning of period	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of period	$62,748,869	$167,285,009	$25,508,794,282	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$241,990,825	$505,426,117	$4,351,637	$4,303,455
Net realized gain	10,874	65,629	—	—

Net increase in net assets resulting from operations	242,001,699	505,491,746	4,351,637	4,303,455

Interestholder transactions:
Contributions	41,227,808,945	64,798,575,033	479,036,878	778,069,880
Withdrawals	(39,719,441,542)	(68,524,371,054)	(571,284,451)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	1,508,367,403	(3,725,796,021)	(92,247,573)	77,687,316

Increase (decrease) in net assets	1,750,369,102	(3,220,304,275)	(87,895,936)	81,990,771
NET ASSETS:
Beginning of period	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of period	$10,023,451,727	$8,273,082,625	$97,588,332	$185,484,268

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees of $30,073, $1,895,412, $1,431,368 and $96,178 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for

28

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.26%		4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	2.64	%(c)	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%		1.15%		1.80%
Total return	2.66	%(c)	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	5.29%		4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	2.65	%(c)	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.21%		5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	2.61	%(c)	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Groups over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally in line with

30

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

or lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolios were lower than the overall expenses for the funds in their Lipper Expense Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2006 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

31

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for certain of the Master Portfolios and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

32

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MMS0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 SEMI-ANNUAL REPORT TO SHAREHOLDERS | JUNE 30, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TRUST SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (1/1/07 to 6/30/07)
Government Money Market
Trust Shares
Actual	$1,000.00	$1,024.50	0.45%	$2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.45	2.26
Institutional Money Market
Trust Shares
Actual	1,000.00	1,024.90	0.43	2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.43	2.16
Prime Money Market
Trust Shares
Actual	1,000.00	1,024.70	0.45	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.45	2.26
Treasury Money Market
Trust Shares
Actual	1,000.00	1,024.40	0.34	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.34	1.71

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Trust Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$62,748,869	$7,302,407,333	$8,911,092,361	$97,588,332

Total Assets	62,748,869	7,302,407,333	8,911,092,361	97,588,332

LIABILITIES
Payables:
Distribution to shareholders	270,407	29,840,364	38,479,048	492,782
Administration fees (Note 2)	4,519	287,122	443,106	3,378
Distribution fees – Aon Captives Shares (Note 2)	—	18,952	—	—
Accrued expenses (Note 2)	14,309	19,169	27,343	14,099

Total Liabilities	289,235	30,165,607	38,949,497	510,259

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Net assets consist of:
Paid-in capital	$62,459,634	$7,272,242,889	$8,872,132,842	$97,078,073
Undistributed (distributions in excess of) net investment income	—	421	(57,113)	—
Undistributed net realized gain (accumulated net realized loss)	—	(1,584)	67,135	—

NET ASSETS	$62,459,634	$7,272,241,726	$8,872,142,864	$97,078,073

Aon Captives Shares
Net Assets	$—	$78,680,368	$—	$—

Shares outstanding(a)	—	78,680,138	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$799,396	$5,293,291,937	$7,179,637,854	$93,500,000

Shares outstanding(a)	799,396	5,293,299,103	7,179,628,624	93,500,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$37,967,929	$1,733,180,625	$1,572,848,461	$3,378,073

Shares outstanding(a)	37,967,929	1,733,177,806	1,572,847,116	3,378,073

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$23,592,309	$7,455,124	$119,556,549	$100,000

Shares outstanding(a)	23,592,309	7,455,130	119,557,102	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$100,000	$159,633,672	$100,000	$100,000

Shares outstanding(a)	100,000	159,634,501	100,000	100,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$3,079,920	$176,267,363	$218,632,541	$4,351,639
Expenses(a)	(40,464)	(2,293,476)	(2,855,074)	—

Net investment income allocated from corresponding Master Portfolio	3,039,456	173,973,887	215,777,467	4,351,639

FUND EXPENSES (Note 2)
Administration fees	65,194	2,315,466	2,488,132	68,579
Distribution fees – Aon Captives Shares	—	36,630	—	—
Professional fees	8,776	21,486	27,172	8,712
Independent trustees’ fees	426	16,314	22,618	364

Total fund expenses	74,396	2,389,896	2,537,922	77,655
Less expense reductions (Note 2)	(12,625)	(691,840)	(54,341)	(45,764)

Net fund expenses	61,771	1,698,056	2,483,581	31,891

Net investment income	2,977,685	172,275,831	213,293,886	4,319,748

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	—	(764)	9,829	—

Net realized gain (loss)	—	(764)	9,829	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,685	$172,275,067	$213,303,715	$4,319,748

(a)	Net of investment advisory fee reductions in the amounts of $30,073, $1,012,211, $1,276,406 and $96,178, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,977,685	$8,450,809	$172,275,831	$272,811,415
Net realized gain (loss)	—	—	(764)	1,322

Net increase in net assets resulting from operations	2,977,685	8,450,809	172,275,067	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(1,901,714)	(3,715,877)
Institutional Shares	(118,359)	(2,592,685)	(123,701,210)	(186,931,038)
Premium Shares	(1,983,250)	(3,831,192)	(42,512,199)	(78,290,437)
Select Shares	(873,448)	(2,022,076)	(82,716)	(291,403)
Trust Shares	(2,628)	(4,856)	(4,108,891)	(3,586,798)

Total distributions to shareholders	(2,977,685)	(8,450,809)	(172,306,730)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	9,597,966	(8,815,803)
Institutional Shares	404,134	(168,804,945)	1,094,590,045	712,850,474
Premium Shares	(85,564,175)	(59,710,662)	412,146,547	(482,128,328)
Select Shares	(19,090,371)	1,970,382	6,226,189	(23,711,270)
Trust Shares	(7,892)	4,739	(37,845,701)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(104,258,304)	(226,540,486)	1,484,715,046	395,571,892

Increase (decrease) in net assets	(104,258,304)	(226,540,486)	1,484,683,383	395,569,076

NET ASSETS:
Beginning of period	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of period	$62,459,634	$166,717,938	$7,272,241,726	$5,787,558,343

Undistributed net investment income included in net assets at end of period	$—	$—	$421	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$213,293,886	$429,601,632	$4,319,748	$4,296,626
Net realized gain	9,829	57,306	—	—

Net increase in net assets resulting from operations	213,303,715	429,658,938	4,319,748	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(167,418,877)	(296,267,556)	(2,829,444)	(3,943,200)
Premium Shares	(44,765,399)	(131,802,661)	(228,067)	(33,439)
Select Shares	(1,169,634)	(1,540,469)	(1,259,619)	(315,134)
Trust Shares	(2,652)	(4,899)	(2,618)	(4,853)

Total distributions to shareholders	(213,356,562)	(429,615,585)	(4,319,748)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	1,263,839,069	(606,011,616)	(33,017,575)	26,175,036
Premium Shares	21,215,171	(1,682,103,111)	1,266,526	(434,856)
Select Shares	97,914,329	(59,716,384)	(55,818,956)	55,815,617
Trust Shares	(8,148)	4,782	(7,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	1,382,960,421	(2,347,826,329)	(87,577,780)	81,560,530

Increase (decrease) in net assets	1,382,907,574	(2,347,782,976)	(87,577,780)	81,560,530

NET ASSETS:
Beginning of period	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of period	$8,872,142,864	$7,489,235,290	$97,078,073	$184,655,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,113)	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Trust Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01

Total from investment operations	0.02		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.45	%(b)	4.69%	2.94%	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100		$108	$103	$100
Ratio of expenses to average net assets(c)	0.45%		0.45%	0.36%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.52%		0.49%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.89%		4.60%	2.91%	1.58%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Trust Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01
Net realized gain (loss)	(0.00	)(b)	0.00 (b)	—	—

Total from investment operations	0.02		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.49	%(c)	4.76%	2.96%	0.74	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,634		$197,480	$103	$101
Ratio of expenses to average net assets(d)	0.43%		0.43%	0.38%	0.35%
Ratio of expenses to average net assets prior to expense reductions(d)	0.48%		0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.96%		4.95%	2.92%	1.33%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Trust Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01
Net realized gain	0.00	(b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.02		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.47	%(c)	4.72%	2.93%	0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100		$108	$103	$101
Ratio of expenses to average net assets(d)	0.45%		0.45%	0.41%	0.34%
Ratio of expenses to average net assets prior to expense reductions(d)	0.48%		0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.92%		4.63%	2.89%	1.34%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Trust Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01

Total from investment operations	0.02		0.05	0.03	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)	(0.01)

Total distributions	(0.02)		(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return	2.44	%(b)	4.70%	2.86%	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100		$108	$103	$100
Ratio of expenses to average net assets(c)	0.34%		0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.51%		0.52%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.87%		4.60%	2.83%	1.49%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of June 30, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Trust Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Select Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Select Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 28.63%, 88.90% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of June 30, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

The tax character of current year distributions will be determined at the end of the current fiscal year.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2007.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.38% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGI waived and/or credited administration fees of $9, $17,517, $1 and $29 for the Trust Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Trust Shares of the Funds were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Government Money Market Fund
Shares issued in reinvestment of dividends and distributions	2,204	$2,204	4,739	$4,739
Shares redeemed	(10,096)	(10,096)	—	—

Net increase (decrease)	(7,892)	$(7,892)	4,739	$4,739

Institutional Money Market Fund
Shares sold	237,938,500	$237,938,500	393,277,000	$393,277,000
Shares issued in reinvestment of dividends and distributions	2,239	2,239	4,819	4,819
Shares redeemed	(275,786,440)	(275,786,440)	(195,905,000)	(195,905,000)

Net increase (decrease)	(37,845,701)	$(37,845,701)	197,376,819	$197,376,819

Prime Money Market Fund
Shares issued in reinvestment of dividends and distributions	2,218	$2,218	4,782	$4,782
Shares redeemed	(10,366)	(10,366)	—	—

Net increase (decrease)	(8,148)	$(8,148)	4,782	$4,782

Treasury Money Market Fund
Shares issued in reinvestment of dividends and distributions	2,212	$2,212	4,733	$4,733
Shares redeemed	(9,987)	(9,987)	—	—

Net increase (decrease)	(7,775)	$(7,775)	4,733	$4,733

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,001, 5.00%, 5/1/35).	$9,400,000	$9,400,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $10,004,475 (collateralized by U.S. government obligations, value $10,200,000, 5.50%, 6/1/33).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $9,404,214 (collateralized by U.S. government obligations, value $9,588,955, 4.71% to 6.00%, 4/1/17 to 6/1/37).	9,400,000	9,400,000
Goldman Sachs Group Inc. (The) Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,404,191 (collateralized by U.S. government obligations, value $9,588,000, 4.00% to 8.00%, 10/1/08 to 6/1/37).	9,400,000	9,400,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $9,559,260 (collateralized by U.S. government obligations, value $9,748,035, 3.73% to 10.00%, 12/1/11 to 10/1/44).	9,555,000	9,555,000
Merrill Lynch & Co. Inc. Tri-Party 5.34%, dated 6/29/07, due 7/2/07, maturity value $15,006,675 (collateralized by U.S. government obligations, value $15,451,448, 0.00% to 6.00%, 12/15/21 to 1/25/37).	15,000,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $62,755,000)		62,755,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $62,755,000)		62,755,000

Other Assets, Less Liabilities – (0.01)%		(6,131)

NET ASSETS – 100.00%		$62,748,869

The accompanying notes are an integral part of these financial statements.

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 2.02%
Credit Suisse First Boston NY
5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale
5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER – 43.40%
Amstel Funding Corp.
5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp.
5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding
5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc.
5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC
5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc.
5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC
5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC
5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC
5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd.
5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532

Security	Face Amount	Value
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	$20,000,000	$19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139
5.28%, 07/09/07(a)	135,623,000	135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC
5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization
5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc.
5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866
Giro Multi - Funding Corp.
5.30%, 07/09/07(a)	150,000,000	149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC
5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC
5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp.
5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust
5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis
5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160
Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Sigma Finance Inc.
5.09%, 01/10/08	$90,000,000	$87,528,925
5.09%, 02/12/08(a)	100,000,000	96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER
(Cost: $11,071,266,296)		11,071,266,296

Security	Face Amount	Value

MEDIUM-TERM NOTES – 4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	$100,000,000	$100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM-TERM NOTES
(Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS – 14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	290,000,000	290,000,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	$175,492,000	$175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000

Security	Face Amount	Value
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	$100,000,000	$100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,576,599,000)		3,576,599,000

TIME DEPOSITS – 0.75%
Deutsche Bank AG
5.34%, 07/02/07	189,247,000	189,247,000

TOTAL TIME DEPOSITS
(Cost: $189,247,000)		189,247,000

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value

VARIABLE & FLOATING RATE NOTES – 35.31%
Aire Valley Mortgages PLC
Series 2007 - 1A Class 1A1
5.31%, 04/21/08(a)	$75,000,000	$75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091
ANZ National International Ltd.
5.32%, 07/03/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC
Series 2006 - 1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand
Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd.
2006 - 1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd.
2003 - 2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975
DEPFA Bank PLC
5.42%, 03/14/08(a)	200,000,000	200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379

Security	Face Amount	Value
Florida Heart Group PA/Florida
Heart Group Holdings
5.32%, 07/06/07	$8,540,000	$8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC
Series 2005 - 3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables
Series 2006 - 1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC
Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000
Holmes Master Issuer PLC
Series 2006 - 1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781
Lothian Mortgages Master Issuer PLC
Series 2006 - 1A Class A1
5.30%, 04/24/08(a)	112,040,250	112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Master Funding LLC
5.35%, 10/25/07(a)	$109,564,000	$109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd.
Series 2005-6A Class IM2
5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB
5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I
5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada
5.29%, 07/03/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken
5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale
5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp.
5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc.
5.32%, 07/06/07(a)	18,860,000	18,860,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	150,000,000	150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000

Security	Face Amount	Value
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
5.31%, 07/25/07(a)	$73,771,690	$73,771,690
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp.
5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust
Series 2005-J2A Class A2
5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities – 0.17%		44,069,826

NET ASSETS – 100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) the value at which it is carried in the Master Portfolio. days for approximately

The accompanying notes are an integral part of these financial statements.

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 4.03%
HBOS Treasury Services PLC
5.26%, 05/14/08	$60,000,000	$60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
5.36%, 11/13/07	80,000,000	80,000,000
Rabobank Nederland NV NY
5.25%, 09/06/07	48,800,000	48,796,295
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000
Societe Generale
5.27%, 05/14/08	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $403,796,295)		403,796,295

COMMERCIAL PAPER – 23.83%
Cancara Asset Securitisation Ltd.
5.23%, 07/23/07(a)	50,000,000	49,832,931
5.32%, 07/27/07(a)	92,500,000	92,130,925
Cantabric Finance LLC
5.24%, 07/24/07(a)	25,000,000	24,912,667
Cheyne Finance LLC
5.15%, 10/10/07(a)	75,000,000	73,905,625
5.20%, 11/26/07(a)	20,000,000	19,569,556
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	25,000,000	24,834,209
5.21%, 08/28/07(a)	60,000,000	59,487,683
5.21%, 11/28/07(a)	86,226,000	84,341,698
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	52,033,000	51,312,371
5.33%, 08/02/07(a)	150,000,000	149,267,125
Gemini Securitization Corp.
5.23%, 07/05/07(a)	20,950,000	20,934,782
5.23%, 07/19/07(a)	50,000,000	49,861,986
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.07%, 09/07/07	40,000,000	39,611,299
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	80,000,000	79,815,466
Grampian Funding LLC
5.14%, 09/19/07(a)	100,000,000	98,844,625
5.18%, 07/06/07(a)	50,000,000	49,956,833
Lexington Parker Capital Co. LLC
5.20%, 07/25/07(a)	25,000,000	24,909,722
Nationwide Building Society
5.21%, 08/08/07	85,500,000	85,017,423
Natixis
5.24%, 07/27/07(a)	100,000,000	99,607,000
Nelnet Student Asset Funding LLC
5.32%, 07/11/07(a)	38,151,000	38,088,984
5.35%, 07/26/07(a)	50,000,000	49,806,806
Nestle Capital Corp.
5.19%, 08/09/07	25,000,000	24,855,834

Security	Face Amount	Value
Scaldis Capital LLC
5.14%, 09/21/07(a)	$100,000,000	$98,814,945
Sigma Finance Inc.
5.09%, 01/10/08(a)	50,000,000	48,627,181
5.09%, 02/12/08(a)	50,000,000	48,396,812
5.10%, 01/10/08(a)	40,000,000	38,901,744
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	124,221,597
Solitaire Funding Ltd.
5.23%, 07/03/07(a)	65,000,000	64,971,670
Sydney Capital Corp.
5.32%, 07/16/07(a)	39,477,000	39,383,659
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/13/07(a)	34,284,000	34,064,430
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	250,000,000	249,340,000
Ticonderoga Master Funding Ltd.
5.33%, 08/07/07(a)	64,798,000	64,433,439
UBS Finance Delaware LLC
5.17%, 11/09/07	100,000,000	98,104,334
5.20%, 07/17/07	75,000,000	74,816,011

TOTAL COMMERCIAL PAPER
(Cost: $2,388,403,268)		2,388,403,268

MEDIUM-TERM NOTES – 4.89%
Asscher Finance Corp.
5.42%, 06/25/08(a)	50,000,000	50,000,000
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,997,978
Cullinan Finance Corp.
5.37%, 06/05/08(a)	70,000,000	69,996,739
5.40%, 02/05/08(a)	75,000,000	75,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)	30,000,000	30,000,000
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,082,452
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,000,279

TOTAL MEDIUM-TERM NOTES
(Cost: $490,077,448)		490,077,448

REPURCHASE AGREEMENTS – 22.84%
Banc of America Securities LLC Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $ 41,179,928, 5.00% to 6.00%, 3/25/28 to 3/1/34).	40,000,000	40,000,000

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $200,090,500 (collateralized by non-U.S. government debt securities, value $210,000,001, 2.49% to 6.11%, 4/15/09 to 12/27/22).	$200,000,000	$200,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $250,113,125 (collateralized by non-U.S. government debt securities, value $257,500,000, 4.82% to 7.25%, 7/15/10 to 6/15/18).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $250,111,875 (collateralized by U.S. government obligations, value $255,000,000, 5.00%, 2/1/34).	250,000,000	250,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.38%, dated 6/29/07, due 7/2/07, maturity value $300,134,500 (collateralized by U.S. government obligations, value $306,002,298, 4.00% to 10.00%, 10/1/07 to 7/1/37).	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $350,158,375 (collateralized by non-U.S. government debt securities, value $367,500,000, 5.15% to 10.25%, 1/15/08 to 9/20/51).	350,000,000	350,000,000
Goldman Sachs & Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,000, 5.70% to 6.32%, 11/15/36 to 12/15/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $100,045,167 (collateralized by non-U.S. government debt securities, value $105,000,000, 0.00% to 6.50%, 11/15/17 to 2/25/46).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.50%, dated 6/29/07, due 7/2/07, maturity value $125,057,292 (collateralized by non-U.S. government debt securities, value $131,250,001, 0.00% to 10.00%, 12/1/08 to 6/6/17).	125,000,000	125,000,000

Security	Face Amount	Value
Lehman Brothers Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,783, 4.13% to 7.65%, 4/1/12 to 1/1/40).	$100,000,000	$100,000,000
Lehman Brothers Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $151,402,750 (collateralized by non-U.S. government debt securities, value $157,506,572, 0.12% to 7.53%, 1/15/21 to 12/25/46).(b)	150,000,000	150,000,000
Lehman Brothers Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $75,705,250 (collateralized by non-U.S. government debt securities, value $78,750,538, 0.00% to 9.07%, 5/25/32 to 2/12/49).(b)	75,000,000	75,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $250,113,542 (collateralized by non-U.S. government debt securities, value $257,501,114, 4.95% to 6.25%, 5/15/10 to 6/1/27).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,290,000,000)		2,290,000,000

TIME DEPOSITS – 6.68%
Danske Bank
5.37%, 07/02/07	350,000,000	350,000,000
Deutsche Bank AG
5.34%, 07/02/07	19,384,000	19,384,000
KBC Bank
5.40%, 07/02/07	300,000,000	300,000,000

TOTAL TIME DEPOSITS
(Cost: $669,384,000)		669,384,000

VARIABLE & FLOATING RATE NOTES – 37.48%
AIG Matched Funding Corp.
5.36%, 06/16/08(a)	10,000,000	9,999,821
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	45,000,000	45,000,000
5.35%, 07/25/08(a)	160,000,000	160,004,043
5.36%, 06/13/08(a)	85,000,000	85,019,724
5.39%, 07/08/08(a)	58,000,000	58,006,252

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Security	Face Amount	Value
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 05/19/08(a)	$50,000,000	$50,000,000
Arkle Master Issuer PLC
Series 2007-1A Class 1A
5.30%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Bear Stearns Companies Inc. (The)
5.36%, 07/09/07(b)	300,000,000	300,000,000
Brigantine High Grade Funding Ltd.
2006-1A Class A1A
5.35%, 09/05/07(a)	55,000,000	54,998,194
Citigroup Global Markets
Holdings Inc.
5.32%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.42%, 03/14/08(a)	50,000,000	50,000,000
Deutsche Bank NY
5.29%, 07/01/08	100,000,000	99,990,590
General Electric Capital Corp.
5.28%, 07/23/08	65,000,000	65,000,000
Harrier Finance Funding LLC
5.33%, 08/13/07(a)	45,000,000	45,001,063
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,000,000
Holmes Financing PLC
Series 10A Class 1A
5.29%, 07/16/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	45,000,000	45,000,000
Kestrel Funding LLC
5.30%, 07/11/07(a)	35,000,000	34,999,886
Leafs LLC
5.32%, 12/20/07(a)	49,354,732	49,354,732
5.32%, 01/22/08(a)	51,713,783	51,713,783
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.35%, 07/03/08(a)	139,680,000	139,685,571
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Funding
5.43%, 08/01/07(a)(b)	15,000,000	15,000,000
5.46%, 07/25/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
5.36%, 07/02/08	100,000,000	100,000,000
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,000,000
5.44%, 07/27/08(a)	50,000,000	50,000,000
Newcastle CDO Ltd.
Series 2005-6A Class IM1
5.34%, 04/24/08(a)	45,000,000	44,981,973
Newcastle CDO Ltd.
Series 2005-6A Class IM2
5.34%, 01/24/08(a)	35,000,000	34,996,023

Security	Face Amount	Value
Rabobank Nederland NV
5.32%, 06/13/08(a)	$140,000,000	$140,000,000
Royal Bank of Canada
5.29%, 07/03/08(a)	100,000,000	100,000,000
Strips III LLC
5.37%, 07/24/07(a)	16,805,783	16,805,783
Tango Finance Corp.
5.33%, 07/16/07(a)	53,000,000	52,999,762
UBS AG/Stamford Branch
5.29%, 06/16/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	100,000,000	100,000,000
5.36%, 12/21/07	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
5.31%, 07/25/07(a)	14,754,339	14,754,339
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	51,794,966	51,794,966
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	80,000,000	80,000,000
White Pine Finance LLC
5.28%, 07/16/07(a)	70,000,000	69,999,384
5.30%, 06/20/08(a)	35,000,000	34,995,835
5.32%, 08/20/07(a)	80,000,000	79,996,822
Wind Master Trust
Series 2005-J2A Class A2
5.31%, 07/25/07(a)	32,870,000	32,870,000
Wind Master Trust
Series 2007-K1
5.32%, 03/25/08(a)	27,452,000	27,452,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,756,462,391)		3,756,462,391

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $9,998,123,402)		9,998,123,402

Other Assets, Less Liabilities – 0.25%		25,328,325

NET ASSETS – 100.00%		$10,023,451,727

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2007 (Unaudited)

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $19,406,467 (collateralized by U.S. government obligations, value $19,788,317, 3.00% to 6.25%, 11/15/07 to 8/15/23).	$19,400,000	$19,400,000
Credit Suisse First Boston Tri-Party 4.45%, dated 6/29/07, due 7/2/07, maturity value $9,503,523 (collateralized by U.S. government obligations, value $9,691,492, 4.50% to 11.75%, 11/15/12 to 2/15/36).	9,500,000	9,500,000
Goldman Sachs Group Inc. (The) Tri-Party 4.30%, dated 6/29/07, due 7/2/07, maturity value $24,008,600 (collateralized by U.S. government obligations, value $24,480,612, 3.88%, 7/31/07).	24,000,000	24,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $24,695,229 (collateralized by U.S. government obligations, value $25,182,082, 2.63% to 9.50%, 8/15/07 to 11/15/27).	24,687,000	24,687,000
Merrill Lynch & Co. Inc. Tri-Party 4.00%, dated 6/29/07, due 7/2/07, maturity value $20,006,667 (collateralized by U.S. government obligations, value $20,401,803, 4.25%, 10/5/11).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $97,587,000)		97,587,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $97,587,000)		97,587,000

Other Assets, Less Liabilities – 0.00%		1,332

NET ASSETS – 100.00%		$97,588,332

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$62,755,000	100.01%
Other Net Assets	(6,131)	(0.01)

TOTAL	$62,748,869	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,756,462,391	37.48%
Commercial Paper	2,388,403,268	23.83
Repurchase Agreements	2,290,000,000	22.84
Time Deposits	669,384,000	6.68
Medium-Term Notes	490,077,448	4.89
Certificates of Deposit	403,796,295	4.03
Other Net Assets	25,328,325	0.25

TOTAL	$10,023,451,727	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$97,587,000	100.00%
Other Net Assets	1,332	0.00

TOTAL	$97,588,332	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$21,888,125,456	$7,708,123,402	$—
Repurchase agreements, at value and cost (Note 1)	62,755,000	3,576,599,000	2,290,000,000	97,587,000

Total value of investments	$62,755,000	$25,464,724,456	$9,998,123,402	$97,587,000
Cash	566	808	847	76
Receivables:
Interest	18,671	45,484,427	25,945,053	22,323
Due from investment adviser	—	—	—	2,190

Total Assets	62,774,237	25,510,209,691	10,024,069,302	97,611,589

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,906	1,388,263	577,951	—
Accrued expenses (Note 2)	23,462	27,146	39,624	23,257

Total Liabilities	25,368	1,415,409	617,575	23,257

NET ASSETS	$62,748,869	$25,508,794,282	$10,023,451,727	$97,588,332

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$3,079,920	$331,496,987	$245,192,691	$4,351,637

Total investment income	3,079,920	331,496,987	245,192,691	4,351,637

EXPENSES (Note 2)
Investment advisory fees	57,806	6,162,442	4,574,114	83,565
Professional fees	12,308	27,406	33,292	12,249
Independent trustees’ fees	423	19,285	25,828	364

Total expenses	70,537	6,209,133	4,633,234	96,178
Less expense reductions (Note 2)	(30,073)	(1,895,412)	(1,431,368)	(96,178)

Net expenses	40,464	4,313,721	3,201,866	—

Net investment income	3,039,456	327,183,266	241,990,825	4,351,637

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	41	10,874	—

Net realized gain	—	41	10,874	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,039,456	$327,183,307	$242,001,699	$4,351,637

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,039,456	$8,595,707	$327,183,266	$326,145,594
Net realized gain	—	—	41	1,615

Net increase in net assets resulting from operations	3,039,456	8,595,707	327,183,307	326,147,209

Interestholder transactions:
Contributions	276,969,232	797,609,141	32,113,075,932	38,273,990,665
Withdrawals	(384,544,828)	(1,033,386,805)	(13,856,429,846)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(107,575,596)	(235,777,664)	18,256,646,086	296,234,680

Increase (decrease) in net assets	(104,536,140)	(227,181,957)	18,583,829,393	622,381,889

NET ASSETS:
Beginning of period	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of period	$62,748,869	$167,285,009	$25,508,794,282	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$241,990,825	$505,426,117	$4,351,637	$4,303,455
Net realized gain	10,874	65,629	—	—

Net increase in net assets resulting from operations	242,001,699	505,491,746	4,351,637	4,303,455

Interestholder transactions:
Contributions	41,227,808,945	64,798,575,033	479,036,878	778,069,880
Withdrawals	(39,719,441,542)	(68,524,371,054)	(571,284,451)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	1,508,367,403	(3,725,796,021)	(92,247,573)	77,687,316

Increase (decrease) in net assets	1,750,369,102	(3,220,304,275)	(87,895,936)	81,990,771

NET ASSETS:
Beginning of period	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of period	$10,023,451,727	$8,273,082,625	$97,588,332	$185,484,268

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees of $30,073, $1,895,412, $1,431,368 and $96,178 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for

28

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002
Government Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.03%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.11%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.26%		4.90%	3.16%	1.93	%(b)	n/a		n/a
Total return	2.64	%(c)	5.08%	3.28%	0.64	%(b)(c)	n/a		n/a
Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%		0.10%		0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		n/a		n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%		1.15%		1.80%
Total return	2.66	%(c)	5.13%	3.28%	1.39%		1.16%		1.84%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.08%	0.03%		0.03	%(d)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%		0.10	%(d)	n/a
Ratio of net investment income to average net assets(a)	5.29%		4.95%	3.22%	1.52%		1.12	%(d)	n/a
Total return	2.65	%(c)	5.11%	3.26%	1.40%		0.80	%(c)(d)	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00%	0.00%	0.00	%(b)	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%		0.13%	0.10%	0.10	%(b)	n/a		n/a
Ratio of net investment income to average net assets(a)	5.21%		5.03%	3.99%	1.82	%(b)	n/a		n/a
Total return	2.61	%(c)	5.04%	3.20%	0.61	%(b)(c)	n/a		n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio, and Treasury Money Market Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each Master Portfolio outperformed the median performance of the funds in its Lipper Performance Groups over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally in line with

30

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

or lower than the advisory fee rates of the funds in their Lipper Expense Groups. The Board also noted that overall expenses for the Master Portfolios were lower than the overall expenses for the funds in their Lipper Expense Groups, both net and gross of BGFA’s voluntary waiver of certain advisory and administration fee amounts for certain of the Master Portfolios during the year ended December 31, 2006 and BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for each of the Master Portfolios, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to certain of the Master Portfolios while providing services at a loss to certain other Master Portfolios, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for collective funds with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other funds registered under the 1940 Act or separate accounts with substantially similar investment objectives and strategies as the Master Portfolios. The Board noted that BGFA had provided information distinguishing the level of services provided to the collective funds from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the collective funds, including, among other things, the level of complexity in managing the Master Portfolios and the collective funds under differing regulatory requirements and client guidelines.

31

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for certain of the Master Portfolios and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that the Master Portfolios may, but generally do not, participate in securities lending activities and generally do not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

32

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-SAR-MMT0707

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ H. Michael Williams
H. Michael Williams, President
Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President
Date: August 28, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer
Date: August 28, 2007